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PROSPECTUS June 4, 2005

AXA ENTERPRISE FUNDS

AXA Enterprise Small Company Growth Fund

AXA Enterprise Small Company Value Fund

AXA Enterprise Capital Appreciation Fund

AXA Enterprise Deep Value Fund

AXA Enterprise Equity Fund

AXA Enterprise Equity Income Fund

AXA Enterprise Growth Fund

AXA Enterprise Growth and Income Fund

AXA Enterprise International Growth Fund

AXA Enterprise Global Financial Services Fund

AXA Enterprise Global Socially Responsive Fund

AXA Enterprise Mergers and Acquisitions Fund

AXA Enterprise Government Securities Fund

AXA Enterprise High-Yield Bond Fund

AXA Enterprise Short Duration Bond Fund

AXA Enterprise Tax-Exempt Income Fund

AXA Enterprise Money Market Fund

The Securities and Exchange Commission has not approved any fund’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

ENTERPRISE

Fund Distributors, Inc.

An AXA Financial Company

INTRODUCTION

AXA Enterprise Funds Trust (the “Trust”) is comprised of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A, Class B, Class C and Class Y shares of each of the AXA Enterprise Funds listed on the table of contents. Each fund is a diversified fund, except the AXA Enterprise Mergers and Acquisitions Fund, which is a non-diversified fund. Information on each fund, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. In addition, a Glossary of Terms can also be found at the back of this prospectus. The investment objective of a fund is not a fundamental policy and may be changed without a shareholder vote. As described more fully on the following pages, some of the funds have a policy to invest at least 80% of their net assets (plus borrowings for investment purposes) in a particular type of investment suggested by their name. These policies may not be changed without providing sixty (60) days’ written notice to shareholders of the relevant fund.

The investment manager to each fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each fund is provided by one or more investment sub-advisers selected by AXA Equitable. Information regarding AXA Equitable and the sub-advisers is included under “Management Team” in this prospectus. AXA Equitable may allocate a fund’s assets to additional sub-advisers subject to approval of the Trust’s board of trustees. In addition, AXA Equitable monitors each sub-adviser and may, subject to the approval of the Trust’s board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA Equitable may not enter into a sub-advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Sub-adviser”), such as Boston Advisors, Inc. or Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Sub-adviser is approved by the affected fund’s shareholders.

The distributor for each fund is Enterprise Fund Distributors, Inc.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Table of

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	Eagle Asset Management, Inc.

Key Terms

•	Growth Investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

•	Small Capitalization Companies — Companies with market capitalization of $2.0 billion or less.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

The sub-adviser will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser looks for companies that exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. The sub-adviser uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth and the company’s performance versus its peer group. Generally, the sub-adviser looks for sales growth in excess of 15% for three to five years, and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the fund is actively monitored. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities. Generally, the sub-adviser will sell securities if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry’s dynamics have negatively changed.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Investment Style Risk — The sub-adviser primarily uses a particular style or set of styles – in this case “growth” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•

Small-Capitalization Risk — Risk is greater for the securities of small-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of smaller companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Small Company Growth Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 9, 1991. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
31.04% (4th Quarter 1999)	–24.36% (3rd Quarter 1998)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	4.49%	–1.73%	N/A	3.27%
Return After Taxes on Distributions	4.49%	–2.18%	N/A	2.83%
Return After Taxes on Distributions & Sale of Fund Shares	2.92%	–1.66%	N/A	2.59%
Class B—Return Before Taxes	4.13%	–1.64%	N/A	3.32%
Return After Taxes on Distributions	4.13%	–2.11%	N/A	2.87%
Return After Taxes on Distributions & Sale of Fund Shares	2.68%	–1.59%	N/A	2.63%
Class C—Return Before Taxes	8.13%	–1.27%	N/A	3.37%
Return After Taxes on Distributions	8.13%	–1.74%	N/A	2.92%
Return After Taxes on Distributions & Sale of Fund Shares	5.29%	–1.28%	N/A	2.67%
Class Y—Return Before Taxes	10.20%	–0.29%	10.71%	N/A
Return After Taxes on Distributions	10.20%	–0.74%	9.82%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	6.63%	–0.45%	9.02%	N/A
Russell 2000 Growth Index **	14.31%	–3.57%	7.12%	3.04%
*	The inception date for the Class A, Class B and Class C shares is July 17, 1997. The since inception return of the Russell 2000 Growth Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class A, Class B and Class C shares.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.98%	0.98%	0.98%	0.98%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.59%	0.59%	0.59%	0.59%
Total operating expenses	2.02%	2.57%	2.57%	1.57%
Less fee waiver/expense reimbursement[7]	(0.37)%	(0.37)%	(0.37)%	(0.37)%
Net operating expenses	1.65%	2.20%	2.20%	1.20%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$635	$723	$223	$323	$223	$122
3 years	$1,044	$1,164	$764	$764	$764	$459
5 years	$1,479	$1,532	$1,332	$1,332	$1,332	$820
10 years	$2,683	$2,743	$2,743	$2,877	$2,877	$1,836
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE SMALL COMPANY VALUE FUND

Manager:	AXA Equitable

Sub-adviser:	GAMCO Investors, Inc.

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
•	Small Capitalization Companies — Companies with market capitalization of $2.0 billion or less.

Investment Goal

Maximum capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stocks.

The sub-adviser will utilize a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the sub-adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the fund. The sub-adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Investment Style Risk — The sub-adviser primarily uses a particular style or set of styles – in this case “value” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small-Capitalization Risk — Risk is greater for the securities of small-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of smaller companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Small Company Value Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is October 1, 1993. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
19.53% (2nd Quarter 2003)	–17.01% (3rd Quarter 1998)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	13.30%	8.94%	12.64%	N/A
Return After Taxes on Distributions	13.09%	8.00%	11.22%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	8.93%	7.24%	10.39%	N/A
Class B—Return Before Taxes	13.31%	9.12%	N/A	12.90%
Return After Taxes on Distributions	13.07%	8.14%	N/A	11.40%
Return After Taxes on Distributions & Sale of Fund Shares	8.96%	7.38%	N/A	10.57%
Class C—Return Before Taxes	17.16%	9.38%	N/A	13.02%
Return After Taxes on Distributions	16.93%	8.43%	N/A	11.61%
Return After Taxes on Distributions & Sale of Fund Shares	11.46%	7.63%	N/A	10.69%
Class Y—Return Before Taxes	19.39%	10.49%	N/A	13.85%
Return After Taxes on Distributions	19.18%	9.57%	N/A	12.37%
Return After Taxes on Distributions & Sale of Fund Shares	12.89%	8.62%	N/A	11.45%
Russell 2000 Value Index **	22.25%	17.23%	15.17%	14.94%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is May 24, 1995. The since inception return of the Russell 2000 Value Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Russell 2000 Value Index since the inception of the fund’s Class C and Class Y shares are 13.51% and 14.76%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.41%	0.41%	0.41%	0.41%
Total operating expenses	1.59%	2.14%	2.14%	1.14%
Less fee waiver/expense reimbursement[7]	—%	—%	—%	—%
Net operating expenses	1.59%	2.14%	2.14%	1.14%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.75% for Class A shares, 2.30% for Class B and Class C shares and 1.30% for Class Y shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$629	$717	$217	$317	$217	$116
3 years	$953	$1,070	$670	$670	$670	$362
5 years	$1,299	$1,349	$1,149	$1,149	$1,149	$628
10 years	$2,274	$2,333	$2,333	$2,472	$2,472	$1,386
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE CAPITAL APPRECIATION FUND

Manager:	AXA Equitable

Sub-adviser:	Marsico Capital Management, LLC

Key Term

•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Maximum capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser selects for their growth potential. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies. The fund will normally hold a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common stocks at times when the sub-adviser is accumulating new positions, phasing out existing positions or responding to exceptional market conditions.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective.

The sub-adviser focuses on identifying companies with growth potential. In choosing investments, the sub-adviser utilizes a process that combines top-down economic analysis with bottom-up stock selection. The “top-down” approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the sub-adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of the “top-down” analysis, the sub-adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the sub-adviser has observed.

The sub-adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the sub-adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called bottom-up stock selection. As part of this fundamental, bottom-up research, the sub-adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The sub-adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the sub-adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The fund’s core investments generally are well-known growth companies. However, the fund also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the fund may invest in certain companies for relatively short periods of time. The sub-adviser may sell a security for a variety or reasons, if, in its opinion, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive opportunities elsewhere.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Investment Style Risk — The sub-adviser primarily uses a particular style or set of styles – in this case “growth” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Portfolio Turnover Risk — High portfolio turnover may result in increased transaction costs to a fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain or loss, which can create adverse tax results on shareholders. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss, which, unlike long-term capital gain, is taxable to individuals at the same rates as ordinary income.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Capital Appreciation Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
34.48% (4th Quarter 1999)	–18.01% (3rd Quarter 2001)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	7.35%	–4.39%	9.83%	N/A
Return After Taxes on Distributions	7.35%	–5.19%	7.52%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	4.78%	–3.98%	7.54%	N/A
Class B—Return Before Taxes	7.06%	–4.32%	N/A	9.64%
Return After Taxes on Distributions	7.06%	–5.17%	N/A	7.21%
Return After Taxes on Distributions & Sale of Fund Shares	4.59%	–3.93%	N/A	7.32%
Class C—Return Before Taxes	11.07%	–3.97%	N/A	7.93%
Return After Taxes on Distributions	11.07%	–4.78%	N/A	5.71%
Return After Taxes on Distributions & Sale of Fund Shares	7.20%	–3.63%	N/A	5.94%
Class Y—Return Before Taxes	13.19%	–3.03%	N/A	4.87%
Return After Taxes on Distributions	13.19%	–3.82%	N/A	3.27%
Return After Taxes on Distributions & Sale of Fund Shares	8.58%	–2.86%	N/A	3.67%
Russell 1000 Growth Index **	6.30%	–9.29%	9.59%	8.71%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is May 14, 1998. The since inception return of the Russell 1000 Growth Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Russell 1000 Growth Index since the inception of the fund’s Class C and Class Y shares are 4.32% and –0.46%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.45%	0.45%	0.45%	0.45%
Total operating expenses	1.63%	2.18%	2.18%	1.18%
Less fee waiver/expense reimbursement[7]	—%	—%	—%	—%
Net operating expenses	1.63%	2.18%	2.18%	1.18%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.75% for Class A shares, 2.30% for Class B and Class C shares and 1.30% for Class Y shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$633	$721	$221	$321	$221	$120
3 years	$965	$1,082	$682	$682	$682	$375
5 years	$1,319	$1,369	$1,169	$1,169	$1,169	$649
10 years	$2,316	$2,374	$2,374	$2,513	$2,513	$1,432
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE DEEP VALUE FUND

Manager:	AXA Equitable

Sub-adviser:	Barrow, Hanley, Mewhinney & Strauss, Inc.

Key Terms

•	Value Investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.
•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Total return through capital appreciation with income as a secondary consideration.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser believes are undervalued. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies. In addition, the fund may invest up to 20% of its assets in foreign securities.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for total return, such as preferred securities, warrants and securities convertible into common stock.

The sub-adviser will utilize a value-oriented investment style that emphasizes companies whose stocks are undervalued based on certain financial measurements, including price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the sub-adviser utilizes a bottom-up process that involves researching and evaluating companies for potential investment. Undervalued or “deep value” stocks are generally those that are out of favor with investors and presently trading at prices that the sub-advisor feels are below what the stocks are worth in relation to their earnings. These stocks are typically those of companies possessing sound fundamentals but which have been overlooked or misunderstood by the market, with below average price-to-earnings or price-to-book ratios. The sub-adviser’s bottom-up process includes ranking current holdings and potential investments on appreciation potential through a disciplined system of stock selection that is price driven on the basis of relative return and appreciation potential. It is expected that the average price-to-earnings ratio of the fund’s stocks will be lower than the average of the Russell 1000 Value Index. The sub-adviser may sell a security for a variety of reasons, however, existing holdings generally are sold as they approach their target price reflecting a diminishing opportunity for incremental relative return.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Investment Style Risk — The sub-adviser primarily uses a particular style or set of styles – in this case “value” styles – to select investments for the fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the fund’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Deep Value Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 31, 2001. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
16.87% (2nd Quarter 2003)	–20.00% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	Since Inception*
Class A—Return Before Taxes	4.33%	0.85%
Return After Taxes on Distributions	4.08%	0.60%
Return After Taxes on Distributions & Sale of Fund Shares	2.81%	0.56%
Class B—Return Before Taxes	3.82%	0.86%
Return After Taxes on Distributions	3.77%	0.76%
Return After Taxes on Distributions & Sale of Fund Shares	2.48%	0.67%
Class C—Return Before Taxes	7.92%	1.70%
Return After Taxes on Distributions	7.88%	1.60%
Return After Taxes on Distributions & Sale of Fund Shares	5.15%	1.39%
Class Y—Return Before Taxes	9.94%	2.67%
Return After Taxes on Distributions	9.51%	2.29%
Return After Taxes on Distributions & Sale of Fund Shares	6.46%	2.04%
Russell 1000 Value Index **	16.49%	5.13%
*	The inception date for each class of shares is May 31, 2001.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.70%	0.70%	0.70%	0.70%
Total operating expenses	1.88%	2.43%	2.43%	1.43%
Less fee waiver/expense reimbursement[7]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Net operating expenses	1.50%	2.05%	2.05%	1.05%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$620	$708	$208	$308	$208	$107
3 years	$1,033	$1,121	$721	$721	$721	$415
5 years	$1,409	$1,461	$1,261	$1,261	$1,261	$745
10 years	$2,542	$2,601	$2,601	$2,738	$2,738	$1,680
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE EQUITY FUND

Manager:	AXA Equitable

Sub-adviser:	TCW Investment Management Company

Key Terms

•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The fund intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the sub-adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.

The fund also may invest in equity securities of small- and mid-capitalization companies. In addition, the fund may invest up to 20% of its assets in foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the United States over-the-counter market.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

The sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The sub-adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Equity Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is May 1, 1997. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
24.62% (4th Quarter 2001)	–24.87% (3rd Quarter 2001)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	Since Inception*
Class A—Return Before Taxes	7.53%	–2.52%	4.16%
Return After Taxes on Distributions	7.53%	–2.64%	3.76%
Return After Taxes on Distributions & Sale of Fund Shares	4.89%	–2.17%	3.38%
Class B—Return Before Taxes	7.43%	–2.44%	4.29%
Return After Taxes on Distributions	7.43%	–2.56%	3.90%
Return After Taxes on Distributions & Sale of Fund Shares	4.83%	–2.11%	3.50%
Class C—Return Before Taxes	11.43%	–2.05%	4.30%
Return After Taxes on Distributions	11.43%	–2.17%	3.91%
Return After Taxes on Distributions & Sale of Fund Shares	7.43%	–1.78%	3.51%
Class Y—Return Before Taxes	13.64%	–1.04%	3.54%
Return After Taxes on Distributions	13.64%	–1.16%	3.14%
Return After Taxes on Distributions & Sale of Fund Shares	8.86%	–0.93%	2.83%
Russell 1000 Growth Index **	6.30%	–9.29%	4.32%
*	The inception date for Class A, Class B and Class C shares is May 1, 1997 and for Class Y shares is October 14, 1998. The since inception return of the Russell 1000 Growth Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class A, Class B and Class C shares. The average annual total return of the Russell 1000 Growth Index since the inception of the fund’s Class Y shares is 1.10%.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[2]		None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.46%	0.46%	0.46%	0.46%
Total operating expenses	1.64%	2.19%	2.19%	1.19%
Less fee waiver/expense reimbursement[7]	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Net operating expenses	1.60%	2.15%	2.15%	1.15%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$630	$718	$218	$318	$218	$117
3 years	$964	$1,081	$681	$681	$681	$374
5 years	$1,321	$1,371	$1,171	$1,171	$1,171	$650
10 years	$2,323	$2,382	$2,382	$2,521	$2,521	$1,440
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE EQUITY INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	Boston Advisors, Inc.

Key Terms

•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Above average and consistent total return through a combination of growth and income investing.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The fund intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

The sub-adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Equity Income Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
16.01% (4th Quarter 2003)	–17.69% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	12.94%	2.38%	10.44%	N/A
Return After Taxes on Distributions	12.28%	1.43%	8.75%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	8.69%	1.61%	8.32%	N/A
Class B—Return Before Taxes	12.90%	2.48%	N/A	9.74%
Return After Taxes on Distributions	12.43%	1.70%	N/A	8.13%
Return After Taxes on Distributions & Sale of Fund Shares	8.69%	1.81%	N/A	7.74%
Class C—Return Before Taxes	16.93%	2.83%	N/A	6.33%
Return After Taxes on Distributions	16.46%	2.06%	N/A	4.98%
Return After Taxes on Distributions & Sale of Fund Shares	11.31%	2.12%	N/A	4.83%
Class Y—Return Before Taxes	19.10%	3.86%	N/A	5.61%
Return After Taxes on Distributions	18.23%	2.72%	N/A	4.27%
Return After Taxes on Distributions & Sale of Fund Shares	12.70%	2.75%	N/A	4.21%
Russell 1000 Value Index **	16.49%	5.27%	13.83%	12.88%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is January 22, 1998. The since inception return of the Russell 1000 Value Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Russell 1000 Value Index since the inception of the fund’s Class C and Class Y shares are 9.71% and 7.43%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]		5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.44%	0.44%	0.44%	0.44%
Total operating expenses	1.62%	2.17%	2.17%	1.17%
Less fee waiver/expense reimbursement[7]	(0.12)%	(0.12)%	(0.12)%	(0.12)%
Net operating expenses	1.50%	2.05%	2.05%	1.05%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$620	$708	$208	$308	$208	$107
3 years	$951	$1,068	$668	$668	$668	$360
5 years	$1,304	$1,353	$1,153	$1,153	$1,153	$632
10 years	$2,296	$2,354	$2,354	$2,494	$2,494	$1,410
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	Montag & Caldwell, Inc.

Key Terms

•	Core Investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

The sub-adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the fund generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is the key selection criterion that makes the investment style more risk averse than a typical growth stock approach. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Growth Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is February 28, 1968. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
26.81% (4th Quarter 1998)	–15.59% (1st Quarter 2001)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	–1.20%	–6.80%	10.63%	N/A
Return After Taxes on Distributions	–1.20%	–7.16%	9.83%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	–0.78%	–5.69%	9.12%	N/A
Class B—Return Before Taxes	–1.87%	–6.74%	N/A	9.78%
Return After Taxes on Distributions	–1.87%	–7.11%	N/A	8.94%
Return After Taxes on Distributions & Sale of Fund Shares	–1.22%	–5.63%	N/A	8.40%
Class C—Return Before Taxes	2.15%	–6.39%	N/A	4.33%
Return After Taxes on Distributions	2.15%	–6.76%	N/A	3.69%
Return After Taxes on Distributions & Sale of Fund Shares	1.40%	–5.35%	N/A	3.62%
Class Y—Return Before Taxes	4.23%	–5.45%	N/A	7.78%
Return After Taxes on Distributions	4.23%	–5.81%	N/A	7.01%
Return After Taxes on Distributions & Sale of Fund Shares	2.75%	–4.60%	N/A	6.58%
Russell 1000 Growth Index **	6.30%	–9.29%	9.59%	8.71%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is August 8, 1996. The since inception return of the Russell 1000 Growth Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Russell 1000 Growth Index since the inception of the fund’s Class C and Class Y shares are 4.32% and 6.16%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.72%	0.72%	0.72%	0.72%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.38%	0.38%	0.38%	0.38%
Total operating expenses	1.55%	2.10%	2.10%	1.10%
Less fee waiver/expense reimbursement[7]	—%	—%	—%	—%
Net operating expenses	1.55%	2.10%	2.10%	1.10%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after then end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.60% for Class A shares, 2.15% for Class B and Class C shares and 1.15% for Class Y shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$625	$713	$213	$313	$213	$112
3 years	$941	$1,058	$658	$658	$658	$350
5 years	$1,280	$1,329	$1,129	$1,129	$1,129	$606
10 years	$2,233	$2,291	$2,291	$2,431	$2,431	$1,340
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GROWTH AND INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	UBS Global Asset Management (Americas) Inc.

Key Terms

•	Large Cap Companies — Companies with market capitalization in excess of $10 billion.

Investment Goal

Total return through capital appreciation with income as a secondary consideration.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The fund also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the fund generally invests in stocks of dividend-paying companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for total return, such as preferred stocks, warrants and securities convertible into common stock.

The sub-adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the sub-adviser’s assessment of what the security is worth) and its market price. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Growth and Income Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is May 9, 1991. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
19.50% (4th Quarter 1998)	–19.21% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	7.49%	–3.08%	N/A	4.23%
Return After Taxes on Distributions	7.49%	–3.10%	N/A	4.05%
Return After Taxes on Distributions & Sale of Fund Shares	4.87%	–2.60%	N/A	3.55%
Class B—Return Before Taxes	7.26%	–3.05%	N/A	4.35%
Return After Taxes on Distributions	7.26%	–3.07%	N/A	4.19%
Return After Taxes on Distributions & Sale of Fund Shares	4.72%	–2.57%	N/A	3.67%
Class C—Return Before Taxes	11.25%	–2.66%	N/A	4.37%
Return After Taxes on Distributions	11.25%	–2.67%	N/A	4.21%
Return After Taxes on Distributions & Sale of Fund Shares	7.31%	–2.24%	N/A	3.69%
Class Y—Return Before Taxes	13.37%	–1.67%	12.02%	N/A
Return After Taxes on Distributions	13.37%	–1.72%	11.64%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	8.69%	–1.44%	10.55%	N/A
Russell 1000 Index **	11.40%	–1.76%	12.16%	5.82%
*	The inception date for Class A, Class B and Class C shares is July 7, 1997.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[3]		5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.54%	0.54%	0.54%	0.54%
Total operating expenses	1.72%	2.27%	2.27%	1.27%
Less fee waiver/expense reimbursement[7]	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Net operating expenses	1.50%	2.05%	2.05%	1.05%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchases them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$620	$708	$208	$308	$208	$107
3 years	$971	$1,088	$688	$688	$688	$381
5 years	$1,344	$1,395	$1,195	$1,195	$1,195	$676
10 years	$2,391	$2,450	$2,450	$2,588	$2,588	$1,515
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Manager:	AXA Equitable

Sub-adviser:	SSgA Funds Management, Inc.

Key Terms

•	International Investing — Focuses primarily on companies organized or headquartered outside of the U.S.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets in the equity securities of foreign companies that the sub-adviser believes are undervalued. Foreign companies include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The fund does not limit its investments to issuers within a specific market capitalization range but generally invests in large capitalization companies (i.e., those with market capitalization in excess of $10 billion at the time of investment). The fund generally diversifies its investments among European, Australian and Far East (“EAFE”) markets. The fund also may invest in U.S. securities.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser seeks to identify and invest in those foreign companies that it believes are and will remain globally dominant over the long term. These companies tend to be highly capitalized “blue chip” names and have established success relative to their global peers in sustained profitability. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise International Growth Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not to Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
31.07% (4th Quarter 1999)	–27.75% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	–0.29%	–10.20%	2.37%	N/A
Return After Taxes on Distributions	–0.34%	–10.38%	1.34%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	–0.19%	–8.40%	1.57%	N/A
Class B—Return Before Taxes	–0.86%	–10.28%	N/A	2.34%
Return After Taxes on Distributions	0.91%	–10.47%	N/A	1.31%
Return After Taxes on Distributions & Sale of Fund Shares	–0.56%	–8.46%	N/A	1.56%
Class C—Return Before Taxes	3.03%	–9.96%	N/A	–0.61%
Return After Taxes on Distributions	2.98%	–10.14%	N/A	–1.40%
Return After Taxes on Distributions & Sale of Fund Shares	1.97%	–8.21%	N/A	–0.78%
Class Y—Return Before Taxes	5.23%	–9.01%	N/A	3.26%
Return After Taxes on Distributions	5.18%	–9.19%	N/A	2.08%
Return After Taxes on Distributions & Sale of Fund Shares	3.40%	–7.46%	N/A	2.25%
MSCI EAFE Index **	20.25%	–1.13%	5.62%	5.21%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is July 5, 1995. The since inception return of the MSCI EAFE Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the MSCI EAFE Index since the inception of the fund’s Class C and Class Y shares are 5.24% and 5.63%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.60%	0.60%	0.60%	0.60%
Total operating expenses	1.88%	2.43%	2.43%	1.43%
Less fee waiver/expense reimbursement[7]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Net operating expenses	1.85%	2.40%	2.40%	1.40%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after then end of the month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$654	$743	$243	$343	$243	$143
3 years	$1,035	$1,155	$755	$755	$755	$449
5 years	$1,440	$1,493	$1,293	$1,293	$1,293	$779
10 years	$2,569	$2,628	$2,628	$2,764	$2,764	$1,710
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Manager:	AXA Equitable

Sub-adviser:	Alliance Capital Management L.P.

Key Terms

•	Sector Fund — A fund that invests in only a subset of the overall market, in this case the Financial Services Sector.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of domestic and foreign financial services companies. The fund generally considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate financing firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as warrants and securities convertible into common stock. Under normal circumstances, the fund will invest a significant portion of its assets in the securities of companies located outside the U.S. The fund does not limit its investments to issuers within a specific market capitalization range.

The sub-adviser utilizes an investment approach that combines fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser employs a long-term approach to forecasting the earnings and growth potential of companies and attempts to construct a global portfolio that will produce maximum returns at a given risk level. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Financial Services Sector Risk — The value of the fund’s shares is particularly vulnerable to factors affecting the financial services sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the fund’s shares could experience significantly greater volatility than funds investing in a diversified portfolio of securities.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Global Financial Services Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is October 1, 1998. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
24.43% (2nd Quarter 2003)	–23.67% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	Since Inception*
Class A—Return Before Taxes	14.58%	9.94%	10.31%
Return After Taxes on Distributions	12.53%	8.84%	9.23%
Return After Taxes on Distributions & Sale of Fund Shares	9.64%	8.01%	8.37%
Class B—Return Before Taxes	14.65%	10.16%	10.55%
Return After Taxes on Distributions	12.72%	9.25%	9.65%
Return After Taxes on Distributions & Sale of Fund Shares	9.70%	8.33%	8.72%
Class C—Return Before Taxes	18.70%	10.40%	10.56%
Return After Taxes on Distributions	16.77%	9.47%	9.64%
Return After Taxes on Distributions & Sale of Fund Shares	12.34%	8.54%	8.72%
Class Y—Return Before Taxes	21.01%	11.52%	11.67%
Return After Taxes on Distributions	18.66%	10.23%	10.41%
Return After Taxes on Distributions & Sale of Fund Shares	13.83%	9.28%	9.47%
MSCI World Financial Services Index **	17.40%	4.53%	N/A
*	The inception date for each class of shares is October 1, 1998.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.64%	0.64%	0.64%	0.64%
Total operating expenses	1.92%	2.47%	2.47%	1.47%
Less fee waiver/expense reimbursement[7]	(0.17)%	(0.17)%	(0.17)%	(0.17)%
Net operating expenses	1.75%	2.30%	2.30%	1.30%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$644	$733	$233	$333	$233	$132
3 years	$1,034	$1,153	$753	$753	$753	$448
5 years	$1,447	$1,500	$1,300	$1,300	$1,300	$787
10 years	$2,599	$2,658	$2,658	$2,793	$2,793	$1,743
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

Manager:	AXA Equitable

Sub-adviser:	Rockefeller & Co., Inc.

Key Terms

•	Sector Fund — A fund that invests in only a subset of the overall market, in this case the Socially Responsive Sector.

Investment Goal

Total return.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of companies that the sub-adviser believes are socially responsive and which are located in countries that are included in the MSCI World Index, including the U.S., Canada and Australia, and certain developed markets located in Europe and the Far East. The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The fund does not limit its investments to issuers within a specific market capitalization range. Under normal circumstances, the fund will invest a significant portion of its assets in the securities of companies located outside the U.S.

The term “responsive” is used to distinguish between absolute and relative standards of corporate social responsibility. The sub-adviser believes that no company is perfect on any of the relevant social criteria, but looks for companies that demonstrate a commitment to progress. To find companies that are socially responsive, the sub-adviser actively looks for companies that are demonstrating leadership in one or more of the following areas: human rights, public health, products, services and marketing, workplace environment, environmental stewardship and community. These companies also may show a commitment to improving the quality of communication to shareholders and stakeholders and to developing solution-oriented policies and practices. Like other socially responsive investment vehicles, the fund does not invest in companies that are known to ignore human rights issues, violate environmental laws and regulations, have significant and continuing records of discrimination or unfair labor practices, or companies that have a history of poor governance. The fund also does not invest in companies that derive more than 2% of their revenue from alcohol, tobacco, gambling, weapons or weapons systems. The fund avoids companies that produce, own or operate nuclear power plants, and companies that conduct unnecessary product testing on animals for personal care products or that do not subscribe to and rigorously enforce appropriate care standards for legally required animal testing. The sub-adviser believes that good corporate citizenship has the potential to create good investment opportunities; wherever possible, the fund seeks to invest in companies that the sub-adviser believes derive a competitive advantage from the socially responsive products, policies and practices developed by such companies.

The fund actively looks for companies that are developing solutions to significant social problems. The sub-adviser evaluates companies for their criteria in the following areas:

•	Human Rights — companies’ policies toward matters of justice and equity and a living wage and toward operating in countries with oppressive regimes.

•	Public Health — ways in which corporate behavior affects the health of workers, customers and members of local communities whether through the quality of products, workplace conditions, environmental management, marketing practices or otherwise.

•	Products and Marketing - product quality and customer service as well as the practice of marketing responsibly as to matters such as the environment and the welfare of minors. The sub-adviser places heavy emphasis on the development of innovative products addressed to solving important social and environmental problems.

•	Workplace Environment — the degree to which human resources and other policies are supportive of workers and their families. The sub-adviser looks for leadership in providing equal opportunity on a non-discriminatory basis, in responding to the changing needs of working families, and in providing continual training and opportunities for upgrading skills.

•

Environmental Stewardship — the practices of companies relating to environmental impact, including the elimination of waste, especially toxic waste, recycling, especially in taking responsibility for a product and its packaging, the sustainable use of natural resources and respect for such values as biodiversity and scenic beauty.

•	Community — ways in which companies use their influence to support and sustain the communities in which they operate. Respect for local culture, including the rights of indigenous people.

These criteria represent standards that very few companies can satisfy. The sub-adviser will use subjective judgment in evaluating companies in the context of these criteria. The sub-adviser does not expect perfection but seeks companies with an understanding of their role as part of the communities in which they operate, and a respect for the interests of all their stakeholders. The sub-adviser believes that good corporate citizenship is an evolving process which it seeks to encourage. These criteria may be changed by the fund’s board of trustees without shareholder approval. In some cases, the fund may invest in a company that does not satisfy these social criteria if the sub-adviser believes that the company is developing solutions to social problems. For example, the fund may invest in the securities of a company that is known to pollute the environment if the sub-adviser believes the company’s management is putting in place a credible and innovative program to reduce or eliminate dangerous emissions.

The sub-adviser uses an investment approach that seeks to combine social criteria with the investment management criteria of potentially high return on investment capital, strong quality of management, sound financial resources and good overall business prospects. In choosing investments, the sub-adviser utilizes a process that involves researching and evaluating companies for potential investment. The sub-adviser uses its own valuation models to determine fair value and looks for securities that are selling at discounts to their fair value, independent of region or style bias. The sub-adviser will select growth and/or value stocks depending on their relative attractiveness. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Socially Responsible Sector Risk — The fund may be restricted by its focus on socially responsive investing and therefore, the investments that the sub-adviser selects may underperform other investments or the stock markets generally.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Global Socially Responsive Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is September 29, 2000. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
14.18% (4th Quarter 2003)	–17.22% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	Since Inception*
Class A—Return Before Taxes	6.61%	–1.02%
Return After Taxes on Distributions	6.53%	–1.06%
Return After Taxes on Distributions & Sale of Fund Shares	4.30%	–0.89%
Class B—Return Before Taxes	6.25%	–0.92%
Return After Taxes on Distributions	6.25%	–0.94%
Return After Taxes on Distributions & Sale of Fund Shares	4.06%	–0.79%
Class C—Return Before Taxes	10.38%	–0.45%
Return After Taxes on Distributions	10.38%	–0.47%
Return After Taxes on Distributions & Sale of Fund Shares	6.74%	–0.40%
Class Y—Return Before Taxes	12.40%	0.58%
Return After Taxes on Distributions	12.14%	0.50%
Return After Taxes on Distributions & Sale of Fund Shares	8.06%	0.45%
MSCI World Index **	14.72%	–1.09%
*	The inception date for each class of shares is September 29, 2000.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.88%	0.88%	0.88%	0.88%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	1.20%	1.20%	1.20%	1.20%
Total operating expenses	2.53%	3.08%	3.08%	2.08%
Less fee waiver/expense reimbursement[7]	(0.78)%	(0.78)%	(0.78)%	(0.78)%
Net operating expenses	1.75%	2.30%	2.30%	1.30%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$644	$733	$233	$333	$233	$132
3 years	$1,154	$1,278	$878	$878	$878	$576
5 years	$1,690	$1,748	$1,548	$1,548	$1,548	$1,047
10 years	$3,149	$3,210	$3,210	$3,338	$3,338	$2,348
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

Manager:	AXA Equitable

Sub-adviser:	GAMCO Investors, Inc.

Key Terms

•	Sector Fund — A fund that invests in only a subset of the overall market, in this case the Mergers and Acquisitions Sector.

Investment Goal

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest primarily in equity securities of companies believed to be likely acquisition targets within 12 to 18 months. The fund also may engage in arbitrage transactions by investing in the equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the sub-adviser determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the fund may purchase the selling company’s securities, offering the fund the possibility of returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company also may be purchased or sold short. The fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The fund does not limit its investment to issuers within a specific market capitalization range and generally invests in securities of U.S. companies. The fund may engage in various portfolio strategies, including using derivatives, to enhance potential gain.

The fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. It is expected that the fund will engage in active or frequent trading of portfolio securities to achieve its investment objective. In this connection, it is expected that the fund will have a portfolio turnover rate of 150% or more.

In choosing investments, the sub-adviser searches for the best values on securities that meet the fund’s investment and return requirements, such as the potential for an event or catalyst to occur that enhances a company’s underlying value. The sub-adviser may sell a security for a variety of reasons, such as when the security is selling in the public market at or near the sub-adviser’s estimate of its private market value or if the catalyst expected to happen fails to materialize.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Derivatives Risk — A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Small and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Non-Diversification Risk — As a non-diversified mutual fund, more of the fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Portfolio Turnover Risk — High portfolio turnover may result in increased transaction costs to a fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain or loss, which can create adverse tax results on shareholders. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss, which, unlike long-term capital gain, is taxable to individuals at the same rates as ordinary income.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Mergers and Acquisitions Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is February 28, 2001. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
7.30% (2nd Quarter 2003)	–4.92% (3rd Quarter 2002)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	Since Inception*
Class A—Return Before Taxes	1.32%	3.86%
Return After Taxes on Distributions	0.23%	3.24%
Return After Taxes on Distributions & Sale of Fund Shares	0.95%	2.94%
Class B—Return Before Taxes	0.73%	3.89%
Return After Taxes on Distributions	–0.43%	3.24%
Return After Taxes on Distributions & Sale of Fund Shares	0.57%	2.95%
Class C—Return Before Taxes	4.73%	4.58%
Return After Taxes on Distributions	3.57%	3.95%
Return After Taxes on Distributions & Sale of Fund Shares	3.17%	3.56%
Class Y—Return Before Taxes	6.82%	5.64%
Return After Taxes on Distributions	5.69%	5.02%
Return After Taxes on Distributions & Sale of Fund Shares	4.53%	4.48%
S&P 500 Index **	10.88%	1.05%
*	The inception date for each class of shares is February 28, 2001.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.88%	0.88%	0.88%	0.88%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.41%	0.41%	0.41%	0.41%
Total operating expenses	1.74%	2.29%	2.29%	1.29%
Less fee waiver/expense reimbursement[7]	—%	—%	—%	—%
Net operating expenses	1.74%	2.29%	2.29%	1.29%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchase them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.90% for Class A shares, 2.45% for Class B and Class C shares and 1.45% for Class Y shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$643	$732	$232	$332	$232	$131
3 years	$997	$1,115	$715	$715	$715	$409
5 years	$1,374	$1,425	$1,225	$1,225	$1,225	$708
10 years	$2,429	$2,488	$2,488	$2,626	$2,626	$1,556
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

Manager:	AXA Equitable

Sub-adviser:	TCW Investment Management Company

Key Terms

•	U.S. Government Securities — Securities that are obligations of the U.S. Government, its agencies or instrumentalities.

Investment Goal

Current income and safety of principal.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that are obligations of the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. Securities issued by agencies or instrumentalities of the U.S. Government include those issued by the Government National Mortgage Association (“GNMA Certificates”), Fannie Mae and Freddie Mac.

Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. GNMA Certificates are examples of full faith and credit securities, which means that the payment of principal and interest is guaranteed, but yield and market value are not. Securities issued by agencies or instrumentalities that may be chartered or sponsored by Acts of Congress, but are not backed by the full faith and credit of the United States, include Fannie Mae and Freddie Mac. Such securities are supported by the ability to borrow from the U.S. Treasury.

The fund may invest primarily in mortgage-backed securities and may, to a limited extent, invest in collateralized mortgage obligations (“CMOs”). The fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

The sub-adviser may invest the fund’s assets in securities of any maturity and actively manages the fund’s duration based on the sub-adviser’s view of the market and interest rates. The sub-adviser seeks to maintain a duration within 1.5 years of that of the Lehman Brothers Mortgage Index, which had a duration of approximately 3.42 years as of March 31, 2005. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

In choosing investments, the sub-adviser searches for securities that provide the greatest amount of cash flow and total return potential at the least cost. The sub-adviser takes into account prepayment risk, average life variability and the potential for enhanced total return across varying interest rate and prepayment scenarios. The sub-adviser may sell a security for a variety of reasons, such as to invest in a security that can maintain or improve cash flow at a lower cost.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•

Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage- related securities may exhibit additional volatility. This is known as extension risk. The early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Government Securities Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
6.08% (1st Quarter 1995)	–2.03% (2nd Quarter 1994)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	–1.07%	5.57%	6.81%	N/A
Return After Taxes on Distributions	–2.29%	3.79%	4.65%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	–0.71%	3.66%	4.49%	N/A
Class B—Return Before Taxes	–1.63%	5.70%	N/A	6.30%
Return After Taxes on Distributions	–2.71%	4.10%	N/A	4.37%
Return After Taxes on Distributions & Sale of Fund Shares	–1.07%	3.89%	N/A	4.20%
Class C—Return Before Taxes	2.29%	5.99%	N/A	5.69%
Return After Taxes on Distributions	1.21%	4.42%	N/A	3.92%
Return After Taxes on Distributions & Sale of Fund Shares	1.47%	4.16%	N/A	3.76%
Class Y—Return Before Taxes	4.39%	7.09%	N/A	6.40%
Return After Taxes on Distributions	2.95%	5.11%	N/A	4.25%
Return After Taxes on Distributions & Sale of Fund Shares	2.83%	4.85%	N/A	4.13%
Lehman Brothers Intermediate Government Bond Index**	2.33%	6.57%	6.75%	6.42%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is July 17, 1997. The since inception return of the Lehman Brothers Intermediate Government Bond Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Lehman Brothers Intermediate Government Bond Index since the inception of the fund’s Class C and Class Y shares are 6.28% and 6.09%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.49%	0.49%	0.49%	0.49%
Total operating expenses	1.52%	2.07%	2.07%	1.07%
Less fee waiver/expense reimbursement[7]	(0.27)%	(0.27)%	(0.27)%	(0.27)%
Net operating expenses	1.25%	1.80%	1.80%	0.80%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$596	$683	$183	$283	$183	$82
3 years	$907	$1,023	$623	$623	$623	$314
5 years	$1,240	$1,289	$1,089	$1,089	$1,089	$564
10 years	$2,180	$2,238	$2,238	$2,379	$2,379	$1,281
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE HIGH-YIELD BOND FUND

Manager:	AXA Equitable

Sub-adviser:	Caywood-Scholl Capital Management

Key Terms

•	Below Investment Grade Bonds — Bonds rated B3 to Ba1 by Moody’s Investors Service, Inc. or B- to BB+ by Standard & Poor’s Corporation and pay a higher yield to compensate for their greater risk.

Investment Goal

Maximum current income.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The fund generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s Corporation (“S&P”) or determined by the sub-adviser to be of comparable quality, which are commonly known as “junk bonds.”

The fund generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the sub-adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the fund, the sub-adviser has the discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the fund’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the sub-adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The sub-adviser may invest the fund’s assets in securities of any maturity and actively manages the fund’s duration based on the sub-adviser’s view of the market and interest rates. The sub-adviser is not required to maintain the fund’s duration within any particular range. Duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The sub-adviser applies a rigorous research process before selecting bonds for investment. The investment process begins by analyzing the economic environment and interest rate trends to identify favorably situated industries. Those companies that can benefit from an improved industry outlook are emphasized and those with unfavorable industry trends are avoided, with a preference to invest in economically non-cyclical industries.

Once industry preferences are determined, the sub-adviser’s analysts perform extensive credit research on their universe of higher quality high yield bonds. Every bond the fund owns or that the sub-adviser is considering for purchase is thoroughly analyzed in a detailed research report (updated quarterly) which addresses both qualitative and quantitative issues affecting the bond’s credit worthiness. The sub-adviser’s analysts utilize proprietary tools to decipher which securities have the best “relative value.” Bonds selected for inclusion in the fund are continually monitored to assure they meet the sub-adviser’s demanding standards. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income.

•	Derivatives Risk — A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a fund.

•	Below Investment Grade Securities Risk — Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. For more information, see “Below Investment Grade Securities Risk” in “More About Strategies & Risks.”

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise High-Yield Bond Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
6.90% (2nd Quarter 2003)	–5.83% (3rd Quarter 1998)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	3.54%	4.92%	7.17%	N/A
Return After Taxes on Distributions	1.27%	1.94%	3.88%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	2.23%	2.28%	4.03%	N/A
Class B—Return Before Taxes	3.13%	5.05%	N/A	6.71%
Return After Taxes on Distributions	0.96%	2.23%	N/A	3.64%
Return After Taxes on Distributions & Sale of Fund Shares	1.97%	2.51%	N/A	3.79%
Class C—Return Before Taxes	7.13%	5.35%	N/A	5.51%
Return After Taxes on Distributions	4.96%	2.56%	N/A	2.55%
Return After Taxes on Distributions & Sale of Fund Shares	4.57%	2.78%	N/A	2.81%
Class Y—Return Before Taxes	9.20%	6.45%	N/A	5.97%
Return After Taxes on Distributions	6.65%	3.25%	N/A	2.62%
Return After Taxes on Distributions & Sale of Fund Shares	5.90%	3.46%	N/A	2.93%
Merrill Lynch High Yield Master Cash Pay Index**	10.76%	7.32%	8.46%	7.84%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is July 25, 1997. The since inception return of the Merrill Lynch High Yield Master Cash Pay Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Merrill Lynch High Yield Master Cash Pay Index since the inception of the fund’s Class C and Class Y shares are 6.77% and 6.25%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.33%	0.33%	0.33%	0.33%
Total operating expenses	1.38%	1.93%	1.93%	0.93%
Less fee waiver/expense reimbursement[7]	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Net operating expenses	1.30%	1.85%	1.85%	0.85%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$601	$688	$188	$288	$188	$87
3 years	$884	$998	$598	$598	$598	$288
5 years	$1,187	$1,234	$1,034	$1,034	$1,034	$507
10 years	$2,047	$2,105	$2,105	$2,247	$2,247	$1,136
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE SHORT DURATION BOND FUND

Manager:	AXA Equitable

Sub-adviser:	Boston Advisors, Inc.

Key Terms

•	Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Investment Goal

Current income with reduced volatility of principal.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities may include U.S. Government bonds and notes, corporate bonds, municipal bonds, foreign debt securities, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The fund intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio. The fund will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The fund seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The fund may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the fund will range from one to four years. The fund may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The fund may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the fund’s exposure to investment risks.

In choosing investments, the sub-adviser searches for the best values on securities that meet the fund’s credit and maturity requirements. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Derivatives Risk — A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Foreign Investing and Emerging Markets Risk — The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Investment Grade Securities Risk — Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Mortgage-Backed and Asset-Backed Securities Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Short Duration Bond Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is November 29, 2002. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
1.24% (2nd Quarter 2003)	–0.43% (2nd Quarter 2004)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	Since Inception*
Class A—Return Before Taxes	–1.96%	0.65%
Return After Taxes on Distributions	–2.83%	–0.21%
Return After Taxes on Distributions & Sale of Fund Shares	–1.28%	0.06%
Class B—Return Before Taxes	–4.07%	–0.30%
Return After Taxes on Distributions	–4.70%	–0.94%
Return After Taxes on Distributions & Sale of Fund Shares	–2.65%	–0.62%
Class C—Return Before Taxes	–0.11%	1.59%
Return After Taxes on Distributions	–0.74%	0.96%
Return After Taxes on Distributions & Sale of Fund Shares	–0.07%	0.99%
Class Y—Return Before Taxes	1.80%	2.60%
Return After Taxes on Distributions	0.81%	1.64%
Return After Taxes on Distributions & Sale of Fund Shares	1.16%	1.66%
Lehman Brothers 1-3 Government/Credit Index**	1.30%	2.50%
*	Inception date for each class of shares is November 29, 2002.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	3.50%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.25%	1.00%	1.00%	None
Other expenses	0.53%	0.53%	0.53%	0.53%
Total operating expenses	1.21%	1.96%	1.96%	0.96%
Less fee waiver/expense reimbursement[7]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Net operating expenses	0.90%	1.65%	1.65%	0.65%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$439	$668	$168	$268	$168	$66
3 years	$691	$985	$585	$585	$585	$275
5 years	$963	$1,229	$1,029	$1,029	$1,029	$501
10 years	$1,738	$2,066	$2,066	$2,260	$2,260	$1,150
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

Manager:	AXA Equitable

Sub-adviser:	MBIA Capital Management Corp.

Key Terms

•	Tax-Exempt Income Investments — Investments from which the income is exempt from federal income tax.

Investment Goal

High level of current income exempt from federal income tax, with consideration given to preservation of principal.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investments, the income from which is exempt from federal income tax or from both federal and state income tax. The fund generally invests in investment grade municipal securities (i.e., those securities rated BBB or better by S&P or Baa or better by Moody’s or unrated securities of similar quality). The issuers of these securities may be located in any state, territory or possession of the United States. While there are no maturity restrictions on the municipal securities in which the fund may invest, the average weighted maturity is expected to range from 10 to 25 years.

The fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

The fund may also use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase. The fund also may invest in mortgage-backed securities.

The sub-adviser attempts to identify and invest in municipal issuers with improving credit and to avoid those with deteriorating credit by analyzing municipalities, their credit risk, market trends and investment cycles. In selecting investments for the fund, the sub-adviser tries to limit risk as much as possible. The sub-adviser seeks to maintain a diversified portfolio of long-term investment grade municipal securities. The sub-adviser will actively manage the fund’s average maturity and, in some cases, may utilize futures contracts and options on futures as a defensive measure according to its judgment of anticipated changes in interest rates. During periods of rising interest rates and falling prices, the sub-adviser may adopt a shorter weighted average maturity to reduce the impact of bond price declines on the fund’s net asset value. When rates are falling and prices are rising, the sub-adviser may adopt a longer weighted average maturity. The sub-adviser may sell a security for a variety of reasons, such as to invest in securities offering superior investment opportunities.

For temporary defensive purposes, the fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the fund is invested in these instruments, the fund will not be pursuing its investment objective.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•

Derivatives Risk — A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Investment Grade Securities Risk — Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The fund could lose all of its investment in a company’s securities.

•	Mortgage-Backed Securities Risk — The risk that the principal on mortgage-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Tax-Exempt Income Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is November 17, 1987. The returns for the fund’s Class B and C shares would be lower than the Class A returns shown in the bar chart because those classes have higher total expenses. In addition, the Class A returns shown in the bar chart do not reflect sales charges, which apply to Class A, B and C shares, but not Class Y shares; if such sales charges were reflected, the returns shown would be lower.

Best quarter (% and time period)	Worst quarter (% and time period)
6.79% (1st Quarter 1995)	–2.84% (2nd Quarter 2004)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	–1.68%	5.03%	5.33%	N/A
Return After Taxes on Distributions	–1.72%	4.99%	5.17%	N/A
Return After Taxes on Distributions & Sale of Fund Shares	0.10%	4.85%	5.11%	N/A
Class B—Return Before Taxes	–2.30%	5.15%	N/A	4.81%
Return After Taxes on Distributions	–2.34%	5.11%	N/A	4.65%
Return After Taxes on Distributions & Sale of Fund Shares	–0.44%	4.89%	N/A	4.58%
Class C—Return Before Taxes	1.75%	5.47%	N/A	4.59%
Return After Taxes on Distributions	1.71%	5.43%	N/A	4.40%
Return After Taxes on Distributions & Sale of Fund Shares	2.20%	5.17%	N/A	4.34%
Class Y—Return Before Taxes	3.71%	6.53%	N/A	5.03%
Return After Taxes on Distributions	3.67%	6.49%	N/A	4.88%
Return After Taxes on Distributions & Sale of Fund Shares	3.83%	6.24%	N/A	4.86%
Lehman Brothers Municipal Bond Index**	4.48%	7.20%	7.06%	6.54%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is November 17, 1998. The since inception return of the Lehman Brothers Municipal Bond Index shown in the table above reflects the average annual total return of the index since the inception of the fund’s Class B shares. The average annual total returns of the Lehman Brothers Municipal Bond Index since the inception of the fund’s Class C and Class Y shares are 6.34% and 5.56%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
Account fee	*		*		*		*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses	0.39%	0.39%	0.39%	0.39%
Total operating expenses	1.32%	1.87%	1.87%	0.87%
Less fee waiver/expense reimbursement[7]	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Net operating expenses	1.10%	1.65%	1.65%	0.65%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “How Sales Charges are Calculated.”
[3]	If you buy $1,000,000 or more of Class A shares at net asset value and redeem those shares within 12 months of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses. See “How Sales Charges are Calculated.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “How Sales Charges are Calculated.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the fund for the benefit of the remaining shareholders. See “Purchase and Redemption Restrictions on Market-Timers and Active Traders.”
[7]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$582	$668	$168	$268	$168	$66
3 years	$853	$966	$566	$566	$566	$256
5 years	$1,144	$1,191	$991	$991	$991	$461
10 years	$1,971	$2,029	$2,029	$2,172	$2,172	$1,052
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

AXA ENTERPRISE MONEY MARKET FUND

Manager:	AXA Equitable

Sub-adviser:	J.P. Morgan Investment Management Inc.

Key Terms

•	Money Market Fund — A fund consisting of high quality short-term debt securities that is committed to maintaining a net asset value of $1.00 per share. Dividends are calculated daily and paid monthly.

Investment Goal

Highest possible level of current income consistent with preservation of capital and liquidity.

Principal Investment Strategies

Under normal circumstances, the fund intends to invest only in short-term, high quality dollar-denominated securities. These securities may be issued by U.S. companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states and municipalities and international organizations, such as the World Bank and the International Monetary Fund. The fund’s principal investments include bank obligations, commercial paper and corporate obligations. The fund may also invest in repurchase agreements based on these securities.

The fund will maintain a weighted average portfolio maturity of 90 days or less, and will not invest in securities with remaining maturities of more than 13 months. The sub-adviser will actively manage the fund’s average maturity based on current interest rates and its outlook on the market.

In choosing investments, the sub-adviser searches for the best values on securities that meet the fund’s credit and maturity requirements. The sub-adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

All securities purchased by the fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, which is designed to mitigate the risk of loss. There must a reasonable expectation that at any time until the final maturity of a floating or variable rate instrument or the period remaining until the principal amount can be recovered through demand, the market value of the floating or variable rate instrument will approximate its amortized cost.

Principal Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The principal risks presented by the fund are:

•	Credit/Default Risk — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Securities rated below investment grade investment grade may involve a substantial risk of default. For more information see “Credit Quality Risk” in “More About Investment Strategies & Risks.”

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

•	Portfolio Management Risk — The risk that the strategies used by a fund’s sub-adviser and its securities selections fail to produce the intended result.

•	Sub-adviser Selection Risk — The risk that AXA Equitable’s process for selecting or replacing a sub-adviser and its decision to select or replace a sub-adviser does not produce the intended result.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown. Since AXA Equitable may add to, dismiss or replace the sub-adviser in a fund, the fund’s historical performance may cover periods when portions of the fund were advised by different sub-advisers. Past performance (before and after taxes) is not an indication of future performance.

The fund’s performance shown below is the performance of its predecessor registered investment company, the Enterprise Money Market Fund (the “Enterprise Fund”). On June 3, 2005, the fund merged with the Enterprise Fund, a series of The Enterprise Group of Funds, Inc., which was a separate investment company managed by Enterprise Capital Management, Inc. (“Enterprise Capital”), an affiliate of AXA Equitable, and assumed its operating history and performance record.

Calendar Year Annual Total Returns (Class A)

The following bar chart illustrates the annual total returns for the fund’s Class A shares. The inception date for the Class A shares of the fund is May 1, 1990.

Best quarter (% and time period)	Worst quarter (% and time period)
1.57% (4th Quarter 2000)	0.11% (1st Quarter 2004)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)	1 Year	5 Years	10 Years	Since Inception*
Class A—Return Before Taxes	0.75%	2.48%	3.64%	N/A
Class B—Return Before Taxes	0.75%	2.48%	N/A	3.44%
Class C—Return Before Taxes	0.75%	2.48%	N/A	3.27%
Class Y—Return Before Taxes	0.75%	2.48%	N/A	3.29%
30-Day T-Bill**	1.33%	2.95%	4.14%	4.08%
*	The inception date for Class B shares is May 1, 1995, for Class C shares is May 1, 1997 and for Class Y shares is July 17, 1997. The since inception return of the 30-Day T-Bill shown in the table above reflects the average annual total return of the 30-Day T-Bill since the inception of the fund’s Class B shares. The average annual total returns of the 30-Day T-Bill since the inception of the fund’s Class C and Class Y shares are 3.69% and 3.64%, respectively.
**	Index returns do not reflect any deductions for fees, expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the section “Description of Benchmarks.”

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load)[1]	None	None	None	None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)[2]	None	None	None	None
Account fee	*	*	*	*

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average daily net assets)
	CLASS A	CLASS B	CLASS C	CLASS Y
Management fee	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	None	None	None	None
Other expenses	0.36%	0.36%	0.36%	0.36%
Total operating expenses	0.69%	0.69%	0.69%	0.69%
Less fee waiver/expense reimbursement[3]	—%	—%	—%	—%
Net operating expenses	0.69%	0.69%	0.69%	0.69%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	When you exchange shares of another fund into shares of the Money Market Fund, the holding period for purposes of determining the contingent deferred sales charge will continue to run while you hold your shares of the Money Market Fund. If you redeem those shares of the Money Market Fund, the applicable CDSC will apply. See “How Sales Charges are Calculated.”
[3]	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 0.70%. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager and the Sub-advisers — Expense Limitation Agreement.”
*	In addition, a $35 annual fee is deducted from accounts with a balance of less than $1500. See “It’s Easy to Open an Account.”

FUND FEES & EXPENSES

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$70	$70	$70	$70	$70	$70
3 years	$221	$221	$221	$221	$221	$221
5 years	$384	$384	$384	$384	$384	$384
10 years	$859	$859	$859	$859	$859	$859
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

MORE ABOUT INVESTMENT STRATEGIES & RISKS

Additional Risks

The funds have principal investment strategies that involve certain inherent risks. Each fund’s principal risks are described in its principal investment risks section. The following is a list of additional risks to which each fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all funds.

Currency Risk.  Each fund, except the Government Securities Fund, Money Market Fund and Tax-Exempt Income Fund, which do not invest in foreign securities, are subject to the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income.

Derivatives Risk.  Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. Each of the funds, except the Money Market fund, may invest in derivatives. A fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Foreign Investing and Emerging Markets Risks.  Each of the funds, except the Government Securities Fund and Tax-Exempt Income Fund, may invest in foreign securities. The value of a fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Illiquid and Restricted Securities Risk.  Each of the funds may invest in illiquid and restricted securities. Illiquid securities are securities that a fund cannot sell on an open market. This means that a fund might not be able to sell an illiquid security when it desires and that it might be difficult to value such a security. Restricted securities are securities that are subject to contractual restrictions on resale. Such a restriction could limit a security’s liquidity.

Information Risk.  The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk.  When interest rates decline, the value of a fund’s debt securities generally rises. Conversely, when interest rates rise, the value of a fund’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

Lending Risk.  Each fund may lend portfolio securities with a value of up to 33 1/3% of a fund’s total assets, including collateral received for securities lent. If a fund lends securities, there is a risk that the securities will not be available to the fund on a timely basis, and the fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of secured credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Leverage Risk.  The risk associated with securities or practices (e.g., borrowing) that multiply small price movements into large changes in value.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a fund.

Below Investment Grade Securities Risk.  Each of the funds, except the Government Securities Fund, Money Market Fund, Short Duration Bond Fund and Tax-Exempt Income Fund, may invest in below investment grade securities. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

questionable credit strength and they tend to be more greatly effected by economic downturns than issuers of higher grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the fund’s net asset value. A fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Credit Quality Risk.  It is possible that the issuer of a security will not be able to make interest and principal payments when due. Below investment grade bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness. In addition, issuers of below investment grade bonds may be more susceptible than other issuers to economic downturns. Below investment grade bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the price of the bond.

Security Risk.  The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company’s financial condition as well as overall market and economic conditions.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk.  The risk of losses directly attributable to government or political actions.

Portfolio Turnover Risk.  High portfolio turnover may result in increased transaction costs to a fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gains or loss, which can create adverse tax results on shareholders. Given the frequency of sales, such gain or loss likely will be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain is taxable to individuals at the same rates as ordinary income.

Repurchase Agreements Risk.  Each fund may enter into repurchase agreements under which a fund purchases a security that a seller has agreed to repurchase from the fund at a later date at the same price plus interest. If a seller defaults and the security declines in value, the fund might incur a loss. If the seller declares bankruptcy, a fund may not be able to sell the security at the desired time.

Short Sale Risk.  A “short sale” is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the fund may have to cover short positions at a higher price than the short sale price, resulting in a loss.

Special Situations Risk.  Certain funds, including the High-Yield Bond Fund, International Growth Fund and Mergers and Acquisitions Fund, may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

Unseasoned Companies Risk.  Certain funds, including the Capital Appreciation Fund, Deep Value Fund, Equity Fund, Equity Income Fund, Growth Fund, Growth and Income Fund, Global Financial Services Fund, Global Socially Responsive Fund, International Growth Fund, High-Yield Bond Fund, Mergers and Acquisitions Fund, Small Company Growth Fund and Small Company Value Fund, may invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Valuation Risk.  The risk that a fund has valued certain securities higher than it can sell them for.

MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

Additional Investment Strategies

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the funds. For further information about the investment strategies, see the funds’ Statement of Additional Information (“SAI”).

Derivatives.  Each of the funds, except the Money Market Fund, can use “derivative” instruments to seek to enhance returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward are examples of “derivatives.”

Foreign Investing.  The funds, except the Government Securities Fund and Tax-Exempt Income Fund, may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

Initial Public Offerings (“IPOs”).  Each of the funds that may invest in equity securities may participate in the IPO market, and a significant portion of those funds’ returns may be attributable to their investment in IPOs, which have a magnified impact on funds with small asset bases. There is no guarantee that as those funds’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Portfolio Turnover.  The funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a fund’s distributions may have on shareholders. The funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. It is expected that the Capital Appreciation Fund and Mergers and Acquisitions Fund may have high portfolio turnover rates. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Securities Lending.  For purposes of realizing additional income, each fund may lend its portfolio securities to broker-dealers approved by the Trust’s board of trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Short Sales.  Each fund, except the Government Securities, Money Market, Short Duration Bond and Tax-Exempt Income Funds, may engage in short sales. A “short sale” is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the fund may have to cover short positions at a higher price than the short sale price, resulting in a loss. The funds, except the Mergers and Acquisitions Fund, generally will only engage in covered short sales. In a covered short sale, a fund either (1) borrows and sells securities it already owns (also known as a short sale “against the box”), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

MANAGEMENT TEAM

The Manager and the Sub-advisers

The Manager

AXA Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each fund. AXA Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable has a variety of responsibilities for the general management and administration of the Trust and the funds, including the selection of sub-advisers. AXA Equitable plays an active role in monitoring each fund and sub-adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA Equitable also monitors each sub-adviser’s portfolio management team to ensure that investment activities remain consistent with the funds’ investment style and objectives.

Beyond performance analysis, AXA Equitable monitors significant changes that may impact the sub-adviser’s overall business. AXA Equitable monitors continuity in the sub-adviser’s operations and changes in investment personnel and senior management. AXA Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, AXA Equitable obtains detailed, comprehensive information concerning fund and sub-adviser performance and fund operations that is used to supervise and monitor the sub-advisers and the fund operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which fund performance is measured.

AXA Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the funds. AXA Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a fund’s assets subject to the approval of the Trust’s board of trustees. AXA Equitable also has discretion to allocate each fund’s assets among the fund’s sub-advisers. AXA Equitable recommends sub-advisers for each fund to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the funds are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and AXA Equitable does not expect to recommend frequent changes of sub-advisers.

AXA Equitable has received an exemptive order from the SEC to permit it and the board of trustees to select and replace a fund’s sub-advisers and to amend the sub-advisory agreements between AXA Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, AXA Equitable is able, subject to the approval of the board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. When a new sub-adviser is retained for a fund, shareholders would receive notice of such action. However, AXA Equitable may not enter into a sub-advisory agreement with an Affiliated Sub-adviser unless the sub-advisory agreement with the Affiliated Sub-adviser, including compensation, is also approved by the affected fund’s shareholders. Both Boston Advisors, Inc. and Alliance Capital Management L.P. are affiliates of AXA Equitable.

The Sub-advisers

Each fund’s investments are selected by one or more sub-advisers. The following describes each fund’s sub-adviser, portfolio manager(s) and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the funds is available in the Trust’s SAI.

Alliance Capital Management L.P. (“AllianceBernstein”) serves as the sub-adviser to the AXA Enterprise Global Financial Services Fund. AllianceBernstein was established in 2000 to continue the business of Sanford C. Bernstein & Co., Inc. which was acquired by Alliance Capital Management L.P. and is a majority owned subsidiary of AXA Financial, Inc. As of December 31, 2004, Alliance Capital Management L.P. had approximately $539 billion in assets under management.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”) serves as the sub-adviser to the AXA Enterprise Deep Value Fund. BHMS has been providing investment counseling since 1979 and is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. As of December 31, 2004, BHMS had approximately $42.4 million in assets under management.

Boston Advisors, Inc. (“Boston Advisors”) serves as the sub-adviser to the AXA Enterprise Equity Income Fund and AXA Enterprise Short Duration Bond Fund. Boston Advisors has been providing investment counseling services since 1971 and is a wholly owned subsidiary of The Advest Group, Inc.,

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

which is a wholly owned subsidiary of AXA Financial, Inc. As of December 31, 2004, Boston Advisors had approximately $4.9 billion in assets under management.

Caywood-Scholl Capital Management (“Caywood-Scholl”) serves as the sub-adviser the AXA Enterprise High-Yield Bond Fund. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986 and is a wholly owned subsidiary of RCM US Holdings LLC, which is an indirect subsidiary of Allianz AG. As of December 31, 2004, Caywood-Scholl had approximately $1.89 billion in assets under management.

Eagle Asset Management, Inc. (“Eagle”) serves as the sub-adviser to the AXA Enterprise Small Company Growth Fund. Eagle has been providing investment counseling services since 1976 and is a wholly owned subsidiary of Raymond James Financial, Inc. As of December 31, 2004, Eagle had approximately $10.4 billion in assets under management.

GAMCO Investors, Inc. (“GAMCO”) serves as the sub-adviser to the AXA Enterprise Small Company Value Fund and the AXA Enterprise Mergers and Acquisitions Fund. GAMCO and its predecessor, Gabelli & Company, Inc., have provided investment advisory services since 1977. GAMCO is a wholly owned subsidiary of Gabelli Asset Management Inc. As of December 31, 2004, GAMCO had approximately $28.7 billion in assets under management.

J.P. Morgan Investment Management Inc. (“JPMIM”) serves as the sub-adviser to the AXA Enterprise Money Market Fund. JPMIM has provided investment management services to corporations, governments, endowments, foundations and individuals since 1984 and is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. As of December 31, 2004, JPMIM had approximately $791 billion in assets under management.

Marsico Capital Management, LLC (“Marsico”) serves as the sub-adviser to the AXA Enterprise Capital Appreciation Fund. Marsico has been providing investment advisory services since 1997 and is a wholly owned indirect subsidiary of Bank of America Corporation. As of December 31, 2004, Marsico had approximately $44 billion in assets under management.

MBIA Capital Management Corp. (“MBIA”) serves as the sub-adviser to the AXA Enterprise Tax-Exempt Income Fund. MBIA has provided investment advisory services since 1990 and is a wholly owned subsidiary of MBIA, Inc. As of December 31, 2004, MBIA had approximately $41 billion in assets under management.

Montag & Caldwell, Inc. (“Montag & Caldwell”) serves as the sub-adviser to the AXA Enterprise Growth Fund. Montag & Caldwell has been engaged in the business of providing investment counseling to individuals and institutions since 1945 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc., which is a wholly owned subsidiary of ABN AMRO North America Holding Company. As of December 31, 2004, Montag & Caldwell had approximately $28.3 billion in assets under management.

Rockefeller & Co., Inc. (“Rockefeller”) serves as the sub-adviser to the AXA Enterprise Global Socially Responsive Fund. Rockefeller became an investment adviser in 1980 and is a wholly owned subsidiary of Rockefeller Financial Services, Inc., which is owned by or for the benefit of the members of the Rockefeller family through the Rockefeller Trust and by senior professionals who share in the ownership of Rockefeller through an equity participation plan. As of December 31, 2004, Rockefeller had approximately $4.93 billion in assets under management.

SSgA Funds Management, Inc. (“SSgA FM”) serves as the sub-adviser to the AXA Enterprise International Growth Fund. SSgA FM has provided investment advisory services since 1978 and is a wholly owned subsidiary of State Street Corporation. As of December 31, 2004, SSgA FM had approximately $98 billion in assets under management.

TCW Investment Management Company (“TCW”) serves as the sub-adviser to the AXA Enterprise Equity Fund and the AXA Enterprise Government Securities Fund. TCW has provided investment advisory services since 1971 and is a majority owned subsidiary of Société Générale Asset Management, S.A., which is a wholly owned subsidiary of Société Générale, S.A. As of December 31, 2004, TCW and its affiliates had approximately $110 billion in assets under management or committed to management.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM Americas”) serves as the sub-adviser to the AXA Enterprise Growth and Income Fund. UBS Global AM Americas has provided investment advisory services for over 50 years and is a wholly owned subsidiary of UBS AG. As of December 31, 2004, UBS Global AM Americas had approximately $61.3 billion in assets under management.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Small Company Growth Fund	Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, Florida 33716 Portfolio Manager Bert L. Boksen	Mr. Boksen is a Senior Vice President and Managing Director at Eagle and has over 27 years of investment experience. He has been a Senior Vice President since 1995 and a Managing Director since 1999. He has had portfolio management responsibilities for all of Eagle’s Small Cap Growth Equity accounts for more than 10 years. In addition, from January 2002 to present, Mr. Boksen has been Manager and President of EB Management I, LLC. Prior to joining Eagle, he was Senior Vice President and Chief Investment Officer at Raymond James & Associates, Inc.
AXA Enterprise Small Company Value Fund	GAMCO Investors, Inc. One Corporate Center Rye, New York 10580 Portfolio Manager Mario J. Gabelli	Mr. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977. He has more than 36 years’ experience in the investment industry.
AXA Enterprise Capital Appreciation Fund	Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, Colorado 80202 Portfolio Manager Thomas F. Marsico	Mr. Marsico has served as Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Deep Value Fund	Barrow, Hanley, Mewhinney & Strauss, Inc. 3232 McKinney Avenue, 15th Floor Dallas, Texas 75204-2429 Portfolio Managers Portfolio Management Team

James B. Barrow is a Portfolio Manager and a member of the Broad Cap Value Team. He has been a Portfolio Manager for the past five years. Mr. Barrow has been with BHMS for 26 years.

Robert J. Chambers is a Portfolio Manager and a member of the Broad Cap Value Team. He has been a Portfolio Manager for the past five years. Mr. Chambers has been with BHMS for 11 years.

Timothy J. Culler is a Principal and Portfolio Manager at BHMS. He has been a Portfolio Manager for the past five years. He is also a member of the Broad Cap Value Team.

Richard A. Englander is a Portfolio Manager and a member of the Broad Cap Value Team. He has been a Portfolio Manager for the past five years. Mr. Englander has been with BHMS for 20 years.

Mark Giambrone is a Principal and Portfolio Manager at BHMS. He is also a member of the Broad Cap Value Team. Prior to becoming a Portfolio Manager, from 1999 to 2002, Mr. Giambrone was an Equity Analyst with BHMS.

J. Ray Nixon is a Portfolio Manager and a member of the Broad Cap Value Team. He has been a Portfolio Manager for the past five years. Mr. Nixon has been with BHMS for 11 years.

Members of the Broad Cap Value Team share equal responsibility for managing the fund’s securities allocations.

AXA Enterprise Equity Fund	TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, California 90017 Portfolio Managers Craig C. Blum Stephen A. Burlingame

Mr. Blum is a Managing Director, U.S. Equities. Mr. Blum previously served as a Managing Director, U.S. Equities, TCW Concentrated Core Equities. In 2003, he served as a Senior Vice President, U.S. TCW Concentrated Core Equities and from 2001 to 2002, he was Vice President, U.S. Equities, Central Research Analyst. He joined TCW in 1999 as a U.S. Equities Central Research Analyst and in 2000 he became Assistant Vice President, U.S. Equities, Central Research Analyst.

Mr. Burlingame is a Managing Director, U.S. Equities. Mr. Burlingame previously served as a Managing Director, U.S. Equities, TCW Concentrated Core Equities and in 2003 served as a Senior Vice President, U.S. Equities, TCW Concentrated Core Equities. From 2001 to 2002, he was Vice President, U.S. Equities, Central Research Analyst. He joined TCW in 2000 as Assistant Vice President, U.S. Equities, Central Research Analyst.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Equity Income Fund	Boston Advisors, Inc. One Federal Street 20th Floor Boston, Massachusetts 02110 Portfolio Manager Portfolio Management Team

Michael J. Vogelzang, CFA is President and Chief Investment Officer at Boston Advisors and has held those positions for the past 5 years. He joined Boston Advisors in 1997. He is also a member of the Institutional Portfolio Management team and serves as a Portfolio Manager and Analyst on the team.

Timothy E. Woolston is a Senior Vice President and Portfolio Manager at Boston Advisors. He joined Boston Advisors in 1997 and has served in his current positions for the past five years. He is also a member of the Institutional Portfolio Management team and serves as a Portfolio Manager and Analyst on the team.

Douglas A. Riley, CFA is a Vice President and Portfolio Manager at Boston Advisors. He joined Boston Advisors in 2002 and has held his current positions since that time. He is also a member of the Institutional Portfolio Management team and serves as a Portfolio Manager and Analyst on the team. Prior to joining Boston Advisors, he was a Portfolio Manager with Babson-United Investment Advisors from April 1991 to May 2002.

Mr. Shakeel Dewji is a Vice President and Portfolio Manager at Boston Advisors and has been for the past five years. He is also a member of the Institutional Portfolio Management team and serves as a Portfolio Manager and Analyst on the team.

Members of the portfolio management team work jointly to determine investment strategy and security selection for the fund.

AXA Enterprise Growth Fund	Montag & Caldwell, Inc. 3455 Peachtree Road, N.E. Suite 1200 Atlanta, Georgia 30326-3248 Portfolio Manager Ronald E. Canakaris	Mr. Canakaris is the President and Chief Investment Officer for Montag & Caldwell. He has been Chief Investment Officer since 1977. Mr. Canakaris has more than 34 years’ experience in the investment industry and has been President of Montag & Caldwell since 1984.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Growth and Income Fund	UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, Illinois 60606 Portfolio Manager Portfolio Management Team

John C. Leonard is a Managing Director and Head of North American Equities at UBS Global AM Americas and is responsible for construction of U.S. equity portfolios and oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard is the lead Portfolio Manager for the fund and is responsible for allocating the portfolio among the various managers and analysts.

Thomas M. Cole is a Managing Director and Head of Research for the North American Core Equities team at UBS Global AM Americas and he has held these positions for the past five years. He is responsible for the direction and oversight of the research group of the North American Core Equities team. He joined UBS Global AM as an investment professional in 1985.

Thomas J. Digenan is an Executive Director and a North American Equity Strategist at UBS Global AM Americas. He participates in the analysis and development of U.S. equity portfolios. Mr. Digenan joined UBS Global AM as an investment professional in 1993. He has been a North American Equity Strategist since 2001 and prior thereto, from 1993 to 2001, he was Executive Director and President, Mutual Funds with UBS Global AM Americas.

Scott C. Hazen is an Executive Director and North American Equity Strategist at UBS Global AM Americas and he has been since 2004. He participates in the analysis and development of U.S. Equity portfolios. From 1992 to 2004, Mr. Hazen served as Executive Director, Client Service and Relationship Management at UBS Global AM Americas.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise International Growth Fund	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900 Portfolio Managers Portfolio Management Team

Tom Moore is a Senior Principal and Portfolio Manager with SSgA FM and its affiliate State Street Global Advisors (“SSgA”). He joined SSgA in 2001 as a Portfolio Manager in the Global Fundamental Strategies Group (“GFS”) and was named head of the group in March 2004. Prior to joining SSgA FM, he was head of the International Equities Group at State Street Research. Mr. Moore has more than three decades of investment experience.

Timothy Corbett is a Principal of SSgA and SSgA FM and a Portfolio Manager for this fund. Prior to joining GFS, he was a member of SSgA’s Global Structured Products Group from 1997 to 2000 where he specialized in developed market and emerging market international indexing strategies.

Ivka Kalus-Bystrickey is a Principal of SSgA and SSgA FM and a Portfolio Manager for GFS. Prior to joining SSgA in 2004, she was a Senior Portfolio Manager of international and global funds at Baring Asset Management from 2003 to 2004. Before that, she spent three years at Independence Investment managing international portfolios. Prior thereto, she was an Equity Analyst with Putnam Investments.

Lindsey Richardson is a Principal with SSgA since 1998 and SSgA FM since 2001. She has worked as the product specialist with GFS responsible for the International Developed Markets Products throughout her tenure at SSgA.

Members of the portfolio management team work jointly to determine investment strategy and security selection for the fund.

AXA Enterprise Global Financial Services Fund	Alliance Capital Management L.P. 1345 Avenue of the Americas New York, New York 10105 Portfolio Manager Anu Venkataraman Phillipos Phillepedes

Ms. Venkataraman is a Senior Analyst with AllianceBernstein. She is also a member of the Global Financial Services Investment Team and is responsible for covering property and casualty insurers. Ms. Venkataraman joined AllianceBernstein in 1993 as a research associate and assumed her current role in 1997.

Mr. Phillepedes is a Research Analyst with AllianceBernstein. He is also a member of the Global Financial Services Investment Team and is responsible for covering global banks. Mr. Phillepedes joined AllianceBernstein in 1999 and has held his current position since that time.

AXA Enterprise Global Socially Responsive Fund	Rockefeller & Co., Inc. 30 Rockefeller Plaza Room 5400 New York, New York 10112 Portfolio Manager Farha-Joyce Haboucha	Ms. Haboucha is Director of Socially Responsive Investments. Ms. Haboucha has been employed by Rockefeller since 1997 as a Senior Portfolio Manager. She has more than 24 years’ experience in the investment industry.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Mergers and Acquisitions Fund	GAMCO Investors, Inc. One Corporate Center Rye, New York 10580 Portfolio Managers Mario J. Gabelli	Mr. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977. He has more than 36 years’ experience in the investment industry.
AXA Enterprise Government Securities Fund	TCW Investment Management Company 865 South Figueroa Street Suite 1800 Los Angeles, California 90017 Portfolio Managers Philip A. Barach Jeffrey E. Gundlach

Mr. Barach is a Group Managing Director at TCW. He has been with TCW since 1987 and has had portfolio management responsibilities since that time.

Mr. Gundlach is a Group Managing Director at TCW. He has been with TCW since 1985 and has had portfolio management responsibilities since that time.

AXA Enterprise High-Yield Bond Fund	Caywood-Scholl Capital Management 4350 Executive Drive Suite 125 San Diego, California 92121 Portfolio Managers Eric K. Scholl Thomas Saake James R. Caywood, CFA

Mr. Scholl is Managing Director, President and Portfolio Manager. He joined Caywood-Scholl as President and partner in 1992 and as President has been responsible for new business development and structured products. He has also served as a portfolio manager with Caywood-Scholl since 1992. He has 26 years’ experience in the investment industry.

Mr. Saake is a Managing Director and Portfolio Manager at Caywood-Scholl. He has been employed with Caywood-Scholl since 1990 and has served as a portfolio manager since 1996. Mr. Saake has more than 14 years’ experience in the investment industry.

Mr. Caywood is Managing Director and Chief Executive Officer of Caywood-Scholl. He has held those positions since 1986 and has more than 36 years’ experience in the investment industry.

AXA Enterprise Short Duration Bond Fund	Boston Advisors, Inc. One Federal Street 20th Floor Boston, MA 02110 Portfolio Manager Portfolio Management Team

Todd A Finkelstein, CFA serves as a Portfolio Manager and Analyst on the Fixed Income Institutional Portfolio Management team. He is a Senior Vice President and Director of Fixed-Income Investments and has been with Boston Advisors in this capacity since 1997.

David Wheeler, CFA is a Vice President and Portfolio Manager at Boston Advisors and has held these positions since 2004. He is also a Portfolio Manager and Analyst on the Fixed Income Institutional Portfolio Management team. From 1993 to 2003, Mr. Wheeler was with MONY Capital Management, most recently serving as a Managing Director. He has 18 years’ experience in the investment management industry.

Messrs. Finkelstein and Wheeler work jointly to determine investment strategy and security selection for the fund.

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

Fund	Sub-Adviser and Portfolio Manager(s)	Business Experience
AXA Enterprise Tax-Exempt Income Fund	MBIA Capital Management Corp. 113 King Street Armonk, New York 10504 Portfolio Manager Susan Voltz Patrick Tucci

Ms. Voltz is a Director and Portfolio Manager at MBIA. She joined MBIA in 1994 and has held those positions since that time. She has more than 21 years’ experience in the investment industry.

Mr. Tucci is a Vice President and Portfolio Manager at MBIA and concentrates on tax-exempt assets under management. He has held these positions since he joined MBIA in 2002. Prior to joining MBIA, he held positions with portfolio management responsibilities at Salomon Smith Barney in Institutional Municipal Bonds and Global Equities from 1995 to 2001.

AXA Enterprise Money Market Fund	J.P. Morgan Investment Management Inc. 522 Fifth Avenue New York, New York 10036 Portfolio Managers John T. Donohue John H. Tobin

Mr. Donohue is a Managing Director with JPMIM, as well as the global head of the Short Duration Investment Strategy Team. His team is responsible for all global taxable money market, enhanced cash and short duration portfolios. He is also a member of the U.S. Macro Team. He has been with JPMIM since 1997 and has had portfolio management responsibilities since that time.

Mr. Tobin is a Vice President with JPMIM. Mr. Tobin is also a portfolio manager and trader in the U.S. Fixed Income Group. He has been with JPMIM since 2001 and is responsible for managing and trading money market securities for both mutual funds and separate accounts. Prior to that time, he spent two years as a portfolio manager on the reinvestment side of the Securities Lending Group with State Street Global Advisors.

Management Fees

Each fund pays a fee to AXA Equitable for management services. The table below shows the contractual rate of the management fees (as a percentage of each fund’s average daily net assets) payable by each fund.

FUND NAME	FIRST $1 BILLION	NEXT $1 BILLION	NEXT $3 BILLION	NEXT $5 BILLION	THEREAFTER
Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
Global Socially Responsive Fund	0.880%	0.855%	0.830%	0.805%	0.780%
Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%
Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
High-Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%
International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%
Mergers and Acquisitions Fund	0.880%	0.855%	0.830%	0.805%	0.780%
Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%
Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%
Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%
Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%

MANAGEMENT TEAM

The Manager and the Sub-advisers (cont’d)

The sub-advisers are paid by AXA Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by AXA Equitable, without shareholder approval.

AXA Equitable also provides administrative services to the Trust, including coordination of the Trust’s audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each fund pays AXA Equitable a fee at an annual rate of 0.055% of the fund’s total average net assets.

Expense Limitation Agreement

In the interest of limiting until February 28, 2006 the expenses of each fund, the Manager has entered into an expense limitation agreement with the Trust with respect to the funds (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each fund’s business), are limited to the following respective expense ratios:

	Total Expenses Limited to (% of daily net assets)
FUND NAME	CLASS A	CLASS B	CLASS C	CLASS Y
AXA Enterprise Small Company Growth Fund	1.65%	2.20%	2.20%	1.20%
AXA Enterprise Small Company Value Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Capital Appreciation Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Deep Value Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Equity Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Equity Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Growth and Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise International Growth Fund	1.85%	2.40%	2.40%	1.40%
AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Global Socially Responsive Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Mergers and Acquisitions Fund	1.90%	2.45%	2.45%	1.45%
AXA Enterprise Government Securities Fund	1.25%	1.80%	1.80%	0.80%
AXA Enterprise High-Yield Bond Fund	1.30%	1.85%	1.85%	0.85%
AXA Enterprise Short Duration Bond Fund	0.90%	1.65%	1.65%	0.65%
AXA Enterprise Tax-Exempt Income Fund	1.10%	1.65%	1.65%	0.65%
AXA Enterprise Money Market Fund	0.70%	0.70%	0.70%	0.70%

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped all eligible previous payments made, the fund will be charged such lower expenses.

FUND SERVICES

Investing in the Funds

Choosing a Share Class

Each fund offers Class A, Class B, Class C and Class Y shares to the public. The funds are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders.” Each class of shares has different costs associated with buying, selling and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investment and the length of time you intend to hold your shares.

The table below summarizes the key features of each class of shares. They are described in more detail below. Information regarding the sales charges for each class of shares of the funds also is available free of charge and in a clear and prominent format at www.axaenterprise.com in the “Funds – Fund Information and Details” portion of the website. From the website description, a hyperlink will take you directly to this disclosure. Additional information regarding sales loads is available in the SAI.

	Class A	Class B	Class C	Class Y
Availability?	Generally available through most investment dealers.	Available only to investors making a single purchase of less than $100,000.	Available only to investors making a single purchase of less than $1,000,000.	Available only to certain types of investors purchasing $1,000,000 or more.
Initial Sales Charge?	Yes, except for Money Market Fund Class A shares, which carry no sales charge. Payable at time of purchase. Lower sales charges available for larger investments.	No. Entire purchase is invested in shares of a fund.	No. Entire purchase is invested in shares of a fund.	No. Entire purchase is invested in shares of a fund.

FUND SERVICES

Investing in the Funds (cont’d)

	Class A	Class B	Class C	Class Y
Contingent Deferred Sales Charge (“CDSC”)?	No. However, we will charge a CDSC if you sell shares within 12 months of purchasing them and no initial sales charge was imposed because the original purchase price exceeded $1 million or $100,000 in the case of certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code or participants of such plans, or $500,000 in the case of Traditional Individual Retirement Accounts (“IRAs”), IRA rollovers, Coverdell Education Savings Accounts (“ESAs”) or Roth IRAs.	Yes, except for Money Market Fund Class B shares. Payable if you redeem your shares within six years of purchase. Amount of CDSC gradually decreases over time.	Yes, except for Money Market Fund Class C shares. Payable if you redeem your shares within one year of purchase.	No.
Distribution and Service Fees?	0.20% distribution fee and 0.25% service fee (except Money Market Fund).	0.75% distribution fee and 0.25% service fee (except Money Market Fund).	0.75% distribution fee and 0.25% service fee (except Money Market Fund).	No.
Conversion to Class A shares?	(Not applicable.)	Yes, automatically after eight years.	No.	No.

FUND SERVICES

How Sales Charges are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”), which varies depending upon the size of your purchase and the fund you buy shares of. There is no sales charge on initial purchases of Class A shares of the Money Market Fund, however, if you subsequently exchange those shares for Class A shares of another fund, an initial sales charge will be imposed on the Class A shares received in the exchange. No initial sales charge applies to Class A shares you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends or distributions, and you subsequently exchange those shares for Class A shares of another fund, an initial sales charge will be imposed on the Class A shares received in the exchange.

Class A Sales Charges for:

All Funds (other than the AXA Enterprise Money Market Fund and the AXA Enterprise Short Duration Bond Fund)

Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
Up to $99,999	4.75%	4.99%	4.00%
$100,000 up to $249,999***	3.75%	3.90%	3.00%
$250,000 up to $499,999***	2.50%	2.56%	2.00%
$500,000 up to $999,999***	2.00%	2.04%	1.50%
$1,000,000 and up***	None	None	1% of the first $4.99 million; 0.75% of amounts from $5-19.99 million; 0.50% of amounts from $20 million to $100 million; 0.25% of amounts in excess of $100 million.
*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the funds.
**	The Distributor will compensate dealers in connection with purchases of Class A shares. From time to time, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”
***	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A shares will be 1%.

Class A Sales Charges for AXA Enterprise Short Duration Bond Fund:

Your Investment*	As a % of Offering Price	As a % of Your Investment	Dealer Discount or Agency Fee as a % of Offering Price**
Up to $99,999	3.50%	3.63%	3.00%
$100,000 up to $249,999***	2.50%	2.56%	2.25%
$250,000 up to $499,999***	2.00%	2.04%	1.50%
$500,000 up to $999,999***	1.50%	1.52%	1.25%
$1,000,000 and up***	None	None	1% of the first $4.99 million; 0.75% of amounts from $5-19.99 million; 0.50% of amounts from $20 million to $100 million; 0.25% of amounts in excess of $100 million.
*	In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the funds.
**	The Distributor will compensate dealers in connection with purchases of Class A shares. From time to time, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation, as described below in the section entitled “Compensation to Securities Dealers.”
***	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A shares will be 1%.

FUND SERVICES

How Sales Charges are Calculated (cont’d)

Class B Shares

Class B shares are sold at net asset value, without any sales charges at the time of purchase. However, there may be a CDSC on shares that is payable upon redemption. Initial purchases of Class B shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class B shares of another fund. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another AXA Enterprise Fund. The funds will not accept single purchase orders for Class B shares over $100,000. The amount of the CDSC declines as you hold your shares over time, according to the following schedule.

Holding period after purchase	% deducted when shares are sold
Up to one year	5.00%
Over one year up to two years	4.00%
Over two years up to three years	4.00%
Over three years up to four years	3.00%
Over four years up to five years	2.00%
Over five years up to six years	1.00%
More than six years	None

Your Class B shares will automatically convert to Class A shares of the same fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;
•	is based on either your original purchase price or the then-current net asset value of the shares being sold, whichever is lower;
•	is deducted from the proceeds of the redemption, not from the amount remaining in your account, unless otherwise directed by you;
•	for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years; and
•	applied to your shares at the time of sale is based on the schedule applicable to those shares when you bought them.

A CDSC Will Not be Charged On

•	increases in net asset value above the purchase price;
•	shares you acquired by reinvesting your dividends or capital gain distributions; or
•	exchanges of shares of one fund for shares of the same class of another AXA Enterprise Fund.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares in the order purchased.

FUND SERVICES

How Sales Charges are Calculated (cont’d)

Class C Shares

Class C shares are sold at net asset value. However, there is a CDSC on shares that is payable on redemptions made within one year of the date of purchase. Initial purchases of Class C shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class C shares of another fund. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C shares of another AXA Enterprise Fund. The funds will not accept single purchase orders for Class C shares over $1,000,000.

Class C Contingent Deferred Sales Charges

Holding period after purchase	% deducted when shares are sold
One year	1.00%
Thereafter	0.00%

Class Y Shares

Investors who purchase Class Y shares do not pay sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes because there are no ongoing 12b-1 distribution or service fees.

Class Y shares are sold at net asset value and have no sales charge. The minimum investment amount for purchasing Class Y shares is $1,000,000. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

•	Are a corporation, bank, savings institution, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization;

•	Are an investment company registered under the 1940 Act;

•	Are an employee of AXA Financial or its subsidiaries or an immediate family member of such employee (not subject to $1,000,000 minimum investment amount);

•	Are a wrap account client of an eligible broker-dealer;

•	Are a present or former trustee of the Trust or a spouse or minor child of any such trustee or any trust, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative (not subject to $1,000,000 minimum investment amount); or

•	Are a financial institutional buyer.

Compensation to Securities Dealers

The funds are distributed by Enterprise Fund Distributors, Inc. (the “Distributor). As noted above, for distribution and shareholder services, investors pay sales charges (front-end or deferred) and the funds (other than the Money Market Fund), on behalf of Class A, Class B and Class C shares, pay ongoing 12b-1 fees (consisting of the annual service and/or distribution fees of a plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act) to the Distributor. The sales charges are detailed in the section entitled “How Sales Charges are Calculated.” The Distributor pays a portion of or the entire sales charge paid on the purchase of Class A shares to the selling dealers. The Distributor may also pay sales commissions to selling dealers when they sell Class B and Class C shares at a rate equal to or in excess of the amounts the dealers receive for sales of Class A shares. The Distributor may also pay selling dealers on an ongoing basis for services and distribution. The Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets to compensate the Distributor for providing services to shareholders of those classes and/or maintaining shareholder accounts for those classes. In addition to this service fee, Class A shares pay an annual distribution fee of 0.20% of their average daily net assets, and Class B and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. The compensation the Distributor receives is for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares, including printing and mailing of fund prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares. Because these distribution fees are paid out of a fund’s assets on an ongoing basis, the fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

In addition to the sales charges paid by investors and the distribution and service fees paid by the funds, the Distributor (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other persons, including affiliates such as The Advest Group Inc., who sell shares of the funds and other mutual funds distributed by the Distributor (collectively, “Dealers”). Such payments, which are sometimes referred to as “revenue sharing,” may be calculated

FUND SERVICES

How Sales Charges are Calculated (cont’d)

by reference to the gross sales price of shares sold by such persons, the net asset value of shares held by the customers of such persons, or otherwise. Additional payments to these Dealers may, but are not normally expected to, exceed in the aggregate 0.25% of total sales and/or 0.12% of the average daily net asset value of the fund shares attributable to a particular Dealer.

The additional payments to such Dealers are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the Distributor in its sole discretion, may be different for different Dealers. These additional payments are made by the Distributor and its affiliates and do not increase the amount paid by you or the funds as shown under the heading “Fees and Expenses” in the Fund Profiles.

Such payments are intended to provide additional compensation to Dealers for various services, including, without limitation, providing periodic and ongoing education and training of Dealer personnel regarding the funds; disseminating to Dealer personnel information and product marketing materials regarding the funds; explaining to clients the features and characteristics of the funds; conducting due diligence regarding the funds; providing reasonable access to sales meetings, sales representatives and management representatives of the Dealer; granting reasonable access to the Dealer’s financial advisors and consultants; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Dealers in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Dealer firm charges its representatives for effecting transactions in fund shares) and other similar charges. The Distributor and its affiliates may make other payments or allow other promotional incentives to Dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

In some instances, these incentives may be made available only to Dealers whose representatives have sold or may sell a significant number of shares. The Dealers receiving additional payments include those that may recommend that their clients consider or select an AXA Enterprise Fund for investment purposes, including those that may include one or more AXA Enterprise Funds on a “preferred” or “recommended” list of mutual funds. These payments may create an incentive for a Dealer firm or its representatives to recommend or offer shares of AXA Enterprise Funds to its customers over shares of other funds. In addition, these payments may result in greater access by the Distributor or its affiliates to, without limitation, the Dealer, its representatives, advisors and consultants and sales meetings, than other funds which do not make such payments or which make lower such payments.

In addition to the Dealer compensation described above, the funds and/or the Distributor may pay fees to the Dealers and their affiliated persons for maintaining fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). Such subaccounting fees paid by the funds are designed to be equal to or less than the fees the funds would pay to their transfer agent for similar services. Because these subaccounting fees are directly related to the number of accounts and assets for which the Dealers provide services, the fees will increase with the success of the Dealers’ sales activities.

The funds’ portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the funds and the sale of such shares is not considered as a factor in the selection of broker-dealers to execute the funds’ portfolio transactions. The sub-advisers place each fund’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the fund. To the extent that a sub-adviser determines that a Dealer can provide a fund with the best net results, the sub-adviser may place the fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the fund.

You can find further information in the SAI about the payments made by the Distributor and its affiliates and the services provided by your Dealer. Your Dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You can also ask your Dealer about any payments it receives from the Distributor and any services your Dealer provides, as well as about fees and/or commissions it charges.

Purchases and Sales of Shares of the Money Market Fund

Initial purchases of shares of the Money Market Fund are not subject to a sales charge. However, you will have to pay a sales charge if you exchange Class A shares of the Money Market Fund for Class A shares of another AXA Enterprise Fund, unless you have already paid a sales charge on those shares. In addition, if you exchange Class B or Class C shares of the Money Market Fund for Class B or Class C shares of another AXA Enterprise Fund, the shares received in the exchange will become subject to a CDSC.

When you exchange Class B shares of another AXA Enterprise Fund into Class B shares of the Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares will continue to run while you hold your Class B shares of the Money Market Fund. When you exchange Class C shares of another AXA Enterprise Fund into Class C shares of the Money Market Fund, the holding period for purposes of determining the CDSC will continue to run while you hold your Class C shares of the Money Market Fund. If you choose to redeem those Money Market Fund shares, the applicable CDSC will apply.

FUND SERVICES

Ways to Reduce or Eliminate Sales Charges

You may qualify for a reduction or waiver of the sales charge. If you think you qualify for any of the sales charge waivers described below, you or your financial advisor may need to notify and/or provide certain documentation to us. You or your financial advisor also will need to notify us of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to us includes:

•	Information or records regarding shares of the funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the funds held in any account at any financial intermediary by immediate family of the shareholder; and/or

•	Any other information that may be necessary for us to determine your eligibility for a reduction or waiver of a sales charge.

Reducing Sales Charges — Class A Shares Only

There are a number of ways you can lower your sales charges on Class A shares, including:

•	Letter of Intent — You are entitled to a reduced sales charge if you execute a Letter of Intent to purchase $100,000 or more of Class A shares at the public offering price within a period of 13 months. Your discount will be determined based on the schedule in the table that appears above in the section entitled “How Sales Charges are Calculated – Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If you wish to enter into a Letter of Intent, you should complete the appropriate portion of the new account application.

•	Rights of Accumulation — You are entitled to a reduced sales charge on additional purchases of a class of shares of a fund if the value of your existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. Your discount will be determined based on the schedule in the Class A Share Charges table. For purposes of determining the discount, we will aggregate holdings of fund shares of your spouse, immediate family or accounts you control, whether as a single investor or trustee, provided that you notify us of the applicable accounts at the time of your additional investment by providing us with appropriate documentation, including the account numbers for all accounts that you are seeking to aggregate.

Eliminating Sales Charges and the CDSC — Class A Shares Only

Class A shares may be offered without a front-end sales charge or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Representatives and employees, or their immediate family members of broker-dealers and other intermediaries that have entered into selling or service arrangements with the Manager or Distributor;

•	Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity;

•	Direct referrals of the Manager’s employees;

•	State-sponsored Texas 529 qualified tuition savings plan; and

•	Clients of fee-based/fee-only financial advisors.

The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the SAI. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to Class A shares purchased for $1,000,000 or more.

FUND SERVICES

Ways to Reduce or Eliminate Sales Charges (cont’d)

Eliminating the CDSC

As long as we are notified at the time you sell, the CDSC for any shares may generally be eliminated in the following cases:

•	Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under Internal Revenue Code (“IRC”) Section 401(a) or from custodial accounts under IRC Section 403(b)(7), IRAs under IRC Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC Section 457 and other employee benefit plans (“plans”), and returns of excess contributions made to these plans;

•	The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum;

•	Redemptions through a systematic withdrawal plan (however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your fund account on the day you establish your plan) (only for Class B shares);

•	Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the federal Social Security Administration);

•	Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the IRC, including substantially equal periodic payments described in IRC Section 72 prior to age 59½ and required minimum distributions after age 70½; or

•	Required minimum distributions from an IRA.

Repurchasing Fund Shares

If you redeem shares of a fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same class of the same fund within 180 days of redemption. Specifically, when you reinvest, the fund, if instructed, will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. Please note: For federal income tax purposes, a redemption is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax advisor to determine how a redemption would affect you. The fund may modify or terminate the reinstatement privilege at any time.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial professional or AXA Enterprise Funds Trust. Check the SAI for details.

FUND SERVICES

It’s Easy to Open an Account

To open an account with AXA Enterprise Funds

1.	Read the Prospectus carefully.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts.

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*
Individual Retail Accounts	$2000	$50
Individual Retirement Accounts (IRAs)	$ 250	$50
Automatic Bank Draft Plan	$ 250	$50**
Accounts established in a wrap program with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an agreement.	$1000	$50
Coverdell Education Savings Accounts	$ 250	$50
Corporate retirement accounts, such as 401(k) and 403(b) plans	No minimum requirement.	No minimum requirement.
*	Does not apply to Class Y shares.
**	The Distributor offers an automatic bank draft plan with a minimum initial investment of $250 through which a fund will, following the initial investment, deduct $50 or more on a monthly basis from the investor’s demand deposit account to invest directly in the funds’ Class A, Class B, Class C or Class Y shares.

3.	(a) Call your broker or other financial professional who can assist you in all the steps necessary to open an account; or

(b)  complete the appropriate part of the account application, carefully following the instructions. If you have any questions, please call your financial professional or AXA Enterprise Funds Trust at 1-800-368-3527. For more information on AXA Enterprise Funds’ investment programs, refer to the section entitled “Additional Investor Services” in the Prospectus.

4.	Use the following sections as your guide for purchasing shares.

To conform to new regulations of the USA PATRIOT Act of 2001, the funds are required to obtain, verify, and record information that identifies each person who opens an account. A new account application includes your name, street address, date of birth and other identification information. The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality. If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the funds cannot complete the identification process, your investment and the application may be returned.

A fund will deduct a $35 annual fee from accounts with a balance of less than $1500. This does not apply to Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts or Savings Plan Accounts. The $35 annual fee will not be deducted from accounts where the balance drops below $1500 due to market movement.

Each fund reserves the right to close any fund account whose balance drops to $500 or less due to redemption activity. The fund will not close an account whose balance drops below $500 due to market movement. If an account is closed, its shares will be sold at the NAV on the day the account is closed. A shareholder will be given at least 45 days’ notice before a fund closes an account with a balance of $500 or less so that the shareholder has an opportunity to increase the account balance.

FUND SERVICES

Buying Shares

	Opening an Account	Adding to an Account
Through Your Broker or other Financial Professional
	• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to buy shares.	• Call your broker or other financial professional.
By Mail

•   Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “AXA Enterprise Funds Trust.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

•   Payment for shares must be made with a check in U.S. dollars drawn from a U.S. financial institution, payable to “AXA Enterprise Funds Trust.” Cash, third party checks, “starter” checks, traveler’s checks, credit cards, credit card checks or money orders will not be accepted.

•   Mail the check with our completed application to:

By Regular mail

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, Missouri 64121-9731

By Overnight Mail:

AXA Enterprise Shareholder Services

330 West 9th Street

Kansas City, Missouri 64105

•   Fill out detachable investment slip from an account statement. If no slip is available, include with the check a letter specifying the fund name, your class of shares, your account number and the registered account name(s).

By Wire
• Call AXA Enterprise Shareholder Services at 1-800-368-3527 to obtain an account number and wire transfer instructions. Your bank may charge you a fee for such a transfer.

•   Visit www.axaenterprise.com to add shares to your account by wire.

•   Instruct your bank to transfer funds to State Street Bank & Trust, ABA # 011000028, Account #99047144, Attn: Custody.

•   Specify the fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you a fee for such a transfer.

Automatic Investing Through ACH
Automatic Bank Draft Plan

•   Indicate on your application that you would like to begin an automatic investment plan through ACH and the amount of the monthly investment (subject to $250 initial investment and $50 minimum subsequent investment).

•   Send a check marked “Void” or a deposit slip from your bank account with your application.

•   Please call AXA Enterprise Shareholder Services at
1-800-368-3527 for an ACH form. A medallion guarantee may be required to add this privilege.

•   Your bank account may be debited monthly for automatic investment into one or more of the funds for each class. Not available for Class Y shares.

FUND SERVICES

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Broker or other Financial Professional
• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares.
By Mail

•   Write a letter to request a redemption specifying the name of the fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required (see section entitled “Selling Shares in Writing” and, in particular, the information regarding medallion guarantees).

•   The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

•   Mail your request to:

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, MO 64121-9731

•   Your proceeds (less any applicable CDSC) will be delivered by the method you choose. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

By Wire

•   Fill out the “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” sections on your account application.

•   Call AXA Enterprise Shareholder Services at 1-800-368-3527, visit www.axaenterprise.com or indicate in your redemption request letter that you wish to have your proceeds wired to your bank.

•   If you submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send the wire to any other bank, or redemption proceeds are greater than $50,000, a medallion guarantee is required. On a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the AXA Enterprise Shareholder Services.

•   Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $10) will be deducted from the proceeds. Your bank may also charge you a fee.

By Systematic Withdrawal Plan

•   Please refer to the section entitled “Additional Investor Services” or call AXA Enterprise Shareholder Services at 1-800-368-3527 or your financial professional for more information.

•   Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

FUND SERVICES

By Telephone

•   If you have authorized this service, you may redeem your shares by telephone by calling 1-800-368-3527.

•   If you make a telephone redemption request, you must furnish the name and address of record of the registered owner, the account number and tax ID number, the amount to be redeemed, and the name of the person making the request.

•   Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another fund. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. If you have previously linked your bank account to your AXA Enterprise Fund account, you can have the proceeds sent via the ACH system to your bank.

•   Proceeds (less any applicable CDSC) will generally be sent on the next business day.

Use of Check Writing

•   If you hold an account with a balance of more than $5,000 in Class A shares of the Money Market Fund, you may redeem your shares of that fund by redemption check. You may make redemption checks payable in any amount from $500 to $100,000.

•   You may write up to five redemption checks per month without charge. Each additional redemption check in any given month will be subject to a $5 fee. You may obtain redemption checks, without charge, by completing Optional Features section of the account application.

•   The funds may charge a $25 fee for stopping payment of a redemption check upon your request. It is not possible to use a redemption check to close out an account since additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares being redeemed were purchased by exchanging shares of another fund on which a CDSC was applicable. The funds will honor the check only if there are sufficient funds available in your Money Market Fund account to cover the fee amount of the check plus applicable CDSC, if any.

Participate in the Bank Purchase and Redemption Plan

•   You may initiate an Automatic Clearing House (“ACH”) Purchase or Redemption directly to a bank account when you have established proper instructions, including all applicable bank information, on the account.

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Selling Shares in Writing

To redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. If a written request to sell is required, a letter of instruction signed by the authorized owner is necessary. In certain situations a medallion guarantee or additional documentation may be required.

A medallion guarantee is necessary if:

•	Total redemption proceeds exceed $50,000; or

•	A proceeds check for any amount is mailed to an address other than the address of record or not sent to the registered owner(s).

A medallion guarantee can be obtained from one of the following sources:

•	A financial professional or securities dealer;

•	A federal savings bank, cooperative or other type of bank;

•	A savings and loan or other thrift institution;

•	A credit union;

•	A securities exchange or clearing agency.

The table shows account types for which additional documentation may be necessary. Please call your financial professional or AXA Enterprise Shareholder Services regarding requirements for other account types.

Seller (Account Type)	Requirements for written requests
Individual, joint, sole proprietorship, UGMA/UTMA (minor accounts)	• The signatures on the letter must include all persons authorized to sign, including title, if applicable. • Medallion guarantee, if applicable (see above).
Corporate or association accounts	• The signature on the letter must include all trustees authorized to sign, including title.
Owners or trustees of trust accounts

•   The signature on the letter must include all trustees authorized to sign, including title.

•   If the names of the trustees are not registered on the account, include a copy of the trust document certified within the past 60 days.

•   Medallion guarantee, if applicable (see above).

Power of Attorney (POA)

•   The signatures on the letter must include the attorney-in-fact, indicating such title.

•   Medallion guarantee, if applicable (see above).

•   Certified copy of the POA document stating it is still in full force and effect, specifying the exact fund and account number, and certified within 60 days of receipt of instructions.*

Qualified retirement benefit plans	• The signature on the letter must include all trustees authorized to sign, including title. • Medallion guarantee, if applicable (see above).
IRAs	• Additional documentation and distribution forms required.
*	Certification may be made on court documents by the court, usually certified by the clerk of court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or practicing attorney.

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Exchanging Shares

How to Exchange Fund Shares

Shares of each fund generally may be exchanged for shares of the same class of any other AXA Enterprise Fund or of the funds comprising the AXA Enterprise Multimanager Funds Trust (“Multimanager Funds”), a series of mutual funds for which AXA Equitable serves as the investment manager and for which AXA Equitable has retained one or more sub-advisers to provide day-to-day management, without paying a sales charge or a CDSC. For more information about the Multimanager Funds, including each fund’s investment policies and strategies, risks, charges and expenses, visit www.axaenterprise.com or call 1-800-432-4320 for a prospectus. Please read the prospectus carefully before investing.

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the AXA Enterprise Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the fund may be legally sold. The funds may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of fund shares for shares of another AXA Enterprise Fund is treated as a sale on which gain or loss may be recognized.

Through Your Broker or other Financial Professional
• Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to sell shares.
By Mail

•   Write a letter to request a redemption specifying the name of the fund from which you are exchanging, the account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

•   The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

•   Mail your request to:

AXA Enterprise Shareholder Services

P.O. Box 219731

Kansas City, MO 64121-9731

By Telephone

•   If you have authorized this service, you may exchange by telephone by calling 1-800-368-3527.

•   If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of the registered owner, the account number and tax ID number, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.

By Website

•   Log into your account portfolio and select “View Account” for the fund from which you would like to make the exchange. On the next screen, choose “Fund Exchange.” Instructions on the following Exchange Request page will guide you through the final process. Previously outlined exchange guidelines apply to any online exchanges.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

The funds reserve the right to suspend or change the terms of purchasing, selling or exchanging shares.

FUND SERVICES

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent exchanges or purchases and redemptions of fund shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the funds. Such activity may adversely affect fund performance and the interests of long-term investors by requiring the fund to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, to accomodate frequent trades by investors, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the fund’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a fund cannot predict how much cash it will have to invest. In addition, disruptive exchanges or purchases and redemptions of fund shares may impede efficient fund management and impose increased transaction costs, such as brokerage and tax costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds that invest a significant portion of their assets in foreign securities (e.g., the International Growth Fund, the Global Financial Services Fund and the Global Socially Responsive Fund) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and lower quality bonds, which could result in pricing inefficiencies.

The Trust and the funds discourage frequent exchanges and purchases and redemptions of fund shares by fund shareholders and will not make special arrangements to accommodate such transactions in fund shares. As a general matter, each fund and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the fund’s other shareholders or would disrupt the management of the fund.

The Trust’s board has adopted certain procedures to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive trading activity, including market timing, will occur or that fund performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•	There are limits on AXA Equitable’s ability, on behalf of the Trust, to monitor and detect potentially disruptive trading activity and to impose the trading restrictions and redemption fees described herein, particularly in omnibus account arrangements, which means that some shareholders may be treated differently than others, resulting in the risk that some shareholders may be able to engage in frequent purchases and redemptions while others will bear the effect of that activity.

If AXA Equitable, on behalf of the Trust, determines that a shareholder’s exchange or purchase and redemption patterns among the funds are disruptive to the funds, it may, among other things, refuse or limit any purchase or exchange order. AXA Equitable may also refuse to act on exchange or purchase instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined exchange or purchase and redemption activity of shareholders that it believes are under common ownership, control or direction. AXA Equitable currently considers exchanges into and out of (or vice versa) a fund in less than two-week intervals or exchanges of shares held for less than seven days as potentially disruptive trading activity.

In addition, when a shareholder redeems or exchanges shares of a fund (with the exceptions described below) which have been held for one month or less, the Trust will assess and retain for the benefit of the remaining shareholders, a short-term trading fee of 2% of the current net asset value of the shares being redeemed or exchanged. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, the fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The funds

FUND SERVICES

will use the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the shareholder’s account. The funds reserve the right to modify or discontinue the short-term trading fee at any time or from time to time.

The funds will not assess a redemption fee with respect to certain transactions. At this time, the following shares of the funds will not be subject to the redemption fees:

1.	Shares purchased by the reinvestment of dividends or capital gain distributions:

2.	Shares redeemed or exchanged from the Money Market Fund;

3.	Shares redeemed or exchanged by the AXA Enterprise Allocation Funds or the portfolios of the Texas 529 qualified tuition savings plans;

4.	Shares redeemed or exchanged through an automatic, nondiscretionary rebalancing or asset reallocation program approved by AXA Equitable; and

5.	Shares redeemed by a fund to cover various fees (e.g., account fees).

Consistent with seeking to discourage disruptive trading activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive trading activity and its monitoring procedures and thresholds, change the amount of its short-term trading fee, as well as change its procedures to restrict this activity.

Selling Restrictions

The table below describes restrictions in place on selling shares of any fund described in this Prospectus.

Restriction	Situation
The fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
Each fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of dispute between registered owners. • With suspicion/evidence of a fraudulent act.
A fund may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a fund to make cash payments as determined in the sole discretion of AXA Equitable.
A fund may withhold redemption proceeds until the check or funds have cleared:	• When redemptions are made within 10 calendar days of purchase by check of the shares being redeemed.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Distributor recommends that certificates be sent by registered mail.

FUND SERVICES

How Fund Shares Are Priced

“Net asset value” is the price of one share of a fund without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets–Liabilities
Number of outstanding shares

The net asset value of fund shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price you pay or receive for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received “in good order” by the Transfer Agent or an approved financial intermediary (plus or minus applicable sales charges). We consider investments to be received in good order when all required documents and your check or wired funds are received by us, the Transfer Agent or an approved financial intermediary.

•	Requests received by the Transfer Agent or an approved financial intermediary after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.

•	A fund heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, portfolio securities are valued as follows:

•	Equity securities — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value). All securities held in the Money Market Fund are valued at amortized cost.

•	Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a fund’s shares are not priced, the value of a fund’s investment that includes such securities may change on days when shares of the fund cannot be purchased or redeemed.

•	Options — last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•	Investment company securities — shares of open-end mutual funds held by a portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Trust’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculations of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the fund’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by those traders.

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Dividends and Other Distributions

The funds generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Government Securities Fund, High-Yield Bond Fund, Short Duration Bond Fund, Tax-Exempt Income Fund and Money Market Fund normally declare dividends daily and pay them monthly, and their net realized gains, if any, annually.

Depending on your investment goals and priorities, you may choose to:

•	Reinvest all distributions;

•	Reinvest all distributions in the same class of another AXA Enterprise Fund;

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the fund or in the same class of another AXA Enterprise Fund; or

•	Receive all distributions in cash.

Unless you indicate otherwise, distributions will automatically be reinvested in shares of the same class of the fund at net asset value.

For more information or to change your distribution option, contact AXA Enterprise Funds in writing, contact your broker or call 1-800-368-3527.

Tax Consequences

Each fund intends to meet all requirements of the Internal Revenue Code necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on net income and capital gains it distributes to its shareholders.

Fund distributions paid to you, whether in cash or reinvested in additional shares, are generally taxable to you. Distributions derived from net investment income or the excess of net short-term capital gain over net long-term capital loss are generally taxable at ordinary income rates, except that a fund’s dividends attributable to “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the fund shares on which the dividends were paid. Distributions of net gains from investments that a fund owns for more than one year and that it designates as capital gain dividends generally are taxable to you as long-term capital gain, regardless of how long you have held fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009.

Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Tax-Exempt Income Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Tax-Exempt Income Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

Income from certain “private activity” bonds issued after August 7, 1986, are items of tax preference for corporate and individual alternative minimum tax purposes. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the SAI.

The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing interest on municipal securities will vary according to the laws of state and local taxing authorities.

FUND SERVICES

An exchange of shares of a fund for shares of another fund is treated as a sale, and any resulting gain or loss will be subject to federal income tax; any such gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% federal income tax maximum rate. If you purchase shares of a fund shortly before it declares a distribution, a portion of the purchase price may be returned to you as a taxable distribution.

If you earn more than $10 annually in distributions from a fund, you will receive a Form 1099 to help you report those distributions and redemption proceeds, if any, that exceed $600 for the year on your federal income tax return. Be sure to keep that form as a permanent record. A fee may be charged for any duplicate forms that are requested.

You should consult your tax adviser about federal, state and local taxes that may apply to the distributions you receive.

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Additional Information

Additional Investor Services

Automatic Bank Draft Plan.

An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the funds for each class (except Class Y) in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $250. Forms authorizing this service are available from the Trust. To join the Automatic Investment Program, please refer to the section entitled “Buying Shares.”

Automatic Dollar Cost Averaging Plan

You may have your shares automatically invested on a monthly basis into the same class of one or more of the funds. As long as you maintain a balance of $2,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another AXA Enterprise Fund or you may open a new account with $250 or more. This policy also applies to Class Y shares if you are not subject to the minimum. To join the Automatic Investment Program, please refer to the section entitled “Buying Shares.”

Automatic Reinvestment Plan

Dividends and capital gains distributions may be automatically reinvested in the same class of shares without a sales charge. This does not apply to the Money Market Fund dividends invested in another fund, which may be subject to a sales charge.

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another AXA Enterprise Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other AXA Enterprise Fund, please carefully read the relevant information about it in the Prospectus.

Automatic Exchange Plan

AXA Enterprise Funds have an automatic exchange plan under which shares of a class of a fund are automatically exchanged each month for shares for the same class of other AXA Enterprise Funds. There is no fee for exchanges made under this plan, but there may be a sales charge or tax consequences in certain circumstances. Please refer to the SAI for more information.

Systematic Withdrawal Plan

If you have at least $5,000 in your account, you may participate in a systematic withdrawal plan. Under this plan, you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any fund. The proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, including an affiliate of the Manager. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The maximum annual rate at which Class B shares may be sold under a systematic withdrawal plan is 10% of the net asset value of the account. The funds process sales through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account. You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid unless you purchased shares at net asset value. The fund will not knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time. The fund will waive the CDSC on redemptions of shares made pursuant to a systematic

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withdrawal plan if the proceeds do not exceed 10% annually of the net asset value of the account. The fund may amend the terms of the systematic withdrawal plan on 30 days’ notice. You or the funds may terminate the plan at any time.

Automatic Bank Purchase Plan

If you have your bank account linked to your AXA Enterprise account, you can call Shareholder Services at 1-800-368-3527 prior to 4:00 p.m. Eastern Standard Time and purchase shares at that day’s closing price. The money will be taken from your bank account within one to five days.

AXA Enterprise Funds-Related Web Site

Visit www.axaenterprise.com to review your account balance and recent transaction, to view daily prices and performance information or to order duplicate account statements and tax information.

Transactions Through Processing Organizations

You may purchase or sell fund shares through an organization that provides recordkeeping and consulting serves to 401(k) plans or other employee benefit plans or other omnibus accounts (“Processing Organization”). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from AXA Equitable or its affiliates and certain Processing Organizations may receive compensation from the funds for shareholder recordkeeping and similar services.

GLOSSARY OF TERMS

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units as publicly quoted prices.

Capital gain distributions — Payments to a fund’s shareholders of profits earned from selling securities in that fund’s portfolio. Capital gains distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share form one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records or assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued as its current market price.

Growth Investing — An investment Style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income Investing — An investment style that emphasizes companies with dividend-paying common stock.

Interest Rate — Rate of interest charged for use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Price-to-book ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluation the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized based upon a formula developed by the Securities and Exchange Commission.

DESCRIPTION OF BENCHMARKS

Each fund’s performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based index.

Lehman Brothers 1-3 Year Government/Credit Index

A subset of Lehman Brothers Government Credit Index, it includes all government and investment grade corporate bonds with maturities of one to three years. It includes reinvested interest and does not include any management fees or expenses.

Lehman Brothers Intermediate Government Bond Index

Includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index, which includes all publicly held U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million. The Lehman Brothers Government Intermediate Bond Index is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges.

Lehman Brothers Municipal Bond Index

Includes approximately 34,097 bonds as of February 28, 2005. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating by Moody’s of Baa3. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. In addition, the index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds (with ratings of Aaa by Moody’s or AAA by S&P) and prefunded bonds.

Merrill Lynch High Yield Master Cash Pay Index

A publicly reported unmanaged composite index of hypothetical return on investment in approximately 1075 high yield debt securities of at least $100 million par amount outstanding. Ratings range from Ba1 to C by Moody’s and BB+ to C by S&P.

Morgan Stanley Capital International EAFE Index

Contains market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

Morgan Stanley Capital International World Financial Services Index

The MSCI World Financial Services Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is unmanaged index composed of stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East and is focused on those stocks in the financial services sector. It includes reinvested dividends.

Morgan Stanley Capital International World Index

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Contains an unmanaged index composed of more than 1400 stocks listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes reinvested dividends.

DESCRIPTION OF BENCHMARKS (cont’d)

Russell 1000 Index

The Russell 1000 Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1000 largest companies in the Russell 3000 Index (“Russell 3000”) and represents approximately 92% of the total market capitalization of the Russell 3000.

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. Stock Market. The index is capitalization weighted, thereby giving greater weight to companies with the larges market capitalizations.

30-Day T-Bill

A measure of the 30-day rate of return for U.S. Treasury bills.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each fund’s financial performance for the periods shown. Each fund is newly organized and has no operations or financial information of its own prior to the date of this prospectus but is the successor to a substantially similar investment company, as described above in the sections entitled “Fund Performance.” The financial information in the tables below was derived from the relevant predecessor fund’s financial statements, which were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report along with the financial statements of each predecessor fund, is included in the Annual Report for the predecessor funds (The Enterprise Group of Funds, Inc. Annual Report for the Fiscal Year Ended October 31, 2004). This information should be read in conjunction with the financial statements contained in the Annual Report for the predecessor funds, which are incorporated by reference into the Trust’s SAI and are available upon request.

Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Small Company Growth Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$26.74		$21.76	$28.90	$30.90	$33.26	$22.44

Net investment income (loss) (e)	(0.29)		(0.33)	(0.35)	(0.39)	(0.43)	(0.35)
Net realized and unrealized gain (loss) on investments	0.00	(f)	5.31	(6.79)	(1.40)	0.44	11.17

Total from investment operations	(0.29)		4.98	(7.14)	(1.79)	0.01	10.82

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.22)	(2.37)	—

Total distributions	—		—	—	(0.22)	(2.37)	—

Redemption fees	0.00	(f)	0.00 (f)	0.00 (f)	0.01	—	—

Net asset value end of period	$26.45		$26.74	$21.76	$28.90	$30.90	$33.26

Total return (c)	(1.08	)%(b)	22.89%	(24.71)%	(5.72)%	0.55%	48.22%
Net assets end of period (in thousands)	$44,184		$44,265	$31,714	$37,413	$35,921	$19,024
Ratio of expenses to average net assets	1.65	%(a)	1.65%	1.73%	1.85%	1.85%	1.85%
Ratio of expenses to average net assets (Excluding reimbursement)	2.02	%(a)	2.04%	2.09%	2.01%	1.98%	2.29%
Ratio of net investment income (loss) to average net assets	(1.34	)%(a)	(1.41)%	(1.43)%	(1.40)%	(1.26)%	(1.38)%
Portfolio turnover rate	88%		81%	35%	42%	53%	62%

AXA Enterprise Small Company Growth Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$25.64		$20.98	$28.02	$30.11	$32.62	$22.13

Net investment income (loss) (e)	(0.40)		(0.44)	(0.47)	(0.53)	(0.61)	(0.48)
Net realized and unrealized gain (loss) on investments	0.01		5.10	(6.57)	(1.34)	0.47	10.97

Total from investment operations	(0.39)		4.66	(7.04)	(1.87)	(0.14)	10.49

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.22)	(2.37)	—

Total distributions	—		—	—	(0.22)	(2.37)	—

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$25.25		$25.64	$20.98	$28.02	$30.11	$32.62

Total return (d)	(1.52	)%(b)	22.21%	(25.12)%	(6.17)%	0.10%	47.40%
Net assets end of period (in thousands)	$37,430		$42,327	$33,447	$41,749	$38,084	$19,798
Ratio of expenses to average net assets	2.20	%(a)	2.20%	2.28%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets (Excluding reimbursement)	2.57	%(a)	2.59%	2.64%	2.56%	2.53%	2.84%
Ratio of net investment income (loss) to average net assets	(1.89	)%(a)	(1.95)%	(1.98)%	(1.95)%	(1.81)%	(1.93)%
Portfolio turnover rate	88%		81%	35%	42%	53%	62%

AXA ENTERPRISE SMALL COMPANY GROWTH FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

	Ten Months Ended October 31, 2004		Year Ended December 31,
AXA Enterprise Small Company Growth Fund (Class C)			2003		2002		2001	2000	1999
Net asset value beginning of period	$25.73		$21.05		$28.11		$30.21	$32.73	$22.21

Net investment income (loss) (e)	(0.40)		(0.45)		(0.46)		(0.53)	(0.62)	(0.47)
Net realized and unrealized gain (loss) on investments	0.01		5.13		(6.60)		(1.35)	0.47	10.99

Total from investment operations	(0.39)		4.68		(7.06)		(1.88)	(0.15)	10.52

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		(0.22)	(2.37)	—

Total distributions	—		—		—		(0.22)	(2.37)	—

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$25.34		$25.73		$21.05		$28.11	$30.21	$32.73

Total return (d)	(1.52	)%(b)	22.23	%(c)	(25.12	)%(c)	(6.18)%	0.07%	47.37%
Net assets end of period (in thousands)	$15,856		$16,567		$10,448		$9,367	$8,596	$4,654
Ratio of expenses to average net assets	2.20	%(a)	2.20%		2.27%		2.40%	2.40%	2.40%
Ratio of expenses to average net assets (Excluding reimbursement)	2.57	%(a)	2.59%		2.66%		2.56%	2.53%	2.84%
Ratio of net investment income (loss) to average net assets	(1.89	)%(a)	(1.95)%		(1.97)%		(1.95)%	(1.81)%	(1.93)%
Portfolio turnover rate	88%		81%		35%		42%	53%	62%

			Year Ended December 31,
AXA Enterprise Small Company Growth Fund (Class Y)	Ten Months Ended October 31, 2004		2003	2002	2001	2000	1999
Net asset value beginning of period	$27.55		$22.31	$29.51	$31.39	$33.56	$22.55

Net investment income (loss) (e)	(0.20)		(0.23)	(0.26)	(0.27)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	0.00	(f)	5.47	(6.94)	(1.39)	0.48	11.24

Total from investment operations	(0.20)		5.24	(7.20)	(1.66)	0.20	11.01

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.22)	(2.37)	—

Total distributions	—		—	—	(0.22)	(2.37)	—

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$27.35		$27.55	$22.31	$29.51	$31.39	$33.56

Total return	(0.73	)%(b)	23.49%	(24.40)%	(5.25)%	1.12%	48.82%
Net assets end of period (in thousands)	$10,434		$11,317	$7,375	$9,257	$9,350	$9,296
Ratio of expenses to average net assets	1.20	%(a)	1.20%	1.29%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets (Excluding reimbursement)	1.57	%(a)	1.59%	1.64%	1.56%	1.52%	1.84%
Ratio of net investment income (loss) to average net assets	(0.89	)%(a)	(0.95)%	(0.98)%	(0.95)%	(0.82)%	(0.93)%
Portfolio turnover rate	88%		81%	35%	42%	53%	62%

AXA ENTERPRISE SMALL COMPANY VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Small Company Value Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$9.78		$7.09	$8.17	$7.84	$8.53	$7.92

Net investment income (loss) (e)	(0.03)		(0.04)	(0.04)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.70		2.73	(0.93)	0.38	0.51	1.28

Total from investment operations	0.67		2.69	(0.97)	0.36	0.50	1.26

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	(0.11)	(0.03)	(1.19)	(0.65)

Total distributions	—		—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	0.00	(f)	—	0.00 (f)	0.00 (f)	—	—

Net asset value end of period	$10.45		$9.78	$7.09	$8.17	$7.84	$8.53

Total return (c)	6.85	%(b)	37.94%	(11.88)%	4.63%	6.52%	16.13%
Net assets end of period (in thousands)	$254,300		$250,241	$188,979	$218,905	$174,043	$135,222
Ratio of expenses to average net assets	1.59	%(a)	1.60%	1.64%	1.57%	1.55%	1.63%
Ratio of net investment income (loss) to average net assets	(0.38	)%(a)	(0.46)%	(0.50)%	(0.21)%	(0.12)%	(0.22)%
Portfolio turnover rate	10%		8%	19%	32%	71%	46%

AXA Enterprise Small Company Value Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$9.21		$6.71	$7.78	$7.52	$8.27	$7.74

Net investment income (loss) (e)	(0.07)		(0.08)	(0.08)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.65		2.58	(0.88)	0.35	0.50	1.24

Total from investment operations	0.58		2.50	(0.96)	0.29	0.44	1.18

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	(0.11)	(0.03)	(1.19)	(0.65)

Total distributions	—		—	(0.11)	(0.03)	(1.19)	(0.65)

Redemption fees	0.00	(f)	—	—	—	—	—

Net asset value end of period	$9.79		$9.21	$6.71	$7.78	$7.52	$8.27

Total return (d)	6.30	%(b)	37.26%	(12.35)%	3.89%	6.00%	15.47%
Net assets end of period (in thousands)	$208,457		$210,248	$156,569	$161,373	$117,125	$98,472
Ratio of expenses to average net assets	2.14	%(a)	2.15%	2.19%	2.12%	2.10%	2.18%
Ratio of net investment income (loss) to average net assets	(0.93	)%(a)	(1.01)%	(1.04)%	(0.76)%	(0.66)%	(0.78)%
Portfolio turnover rate	10%		8%	19%	32%	71%	46%

AXA ENTERPRISE SMALL COMPANY VALUE FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Small Company Value Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$9.45		$6.88		$7.98		$7.71	$8.45	$7.90

Net investment income (loss) (e)	(0.08)		(0.08)		(0.08)		(0.06)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.67		2.65		(0.91)		0.36	0.51	1.26

Total from investment operations	0.59		2.57		(0.99)		0.30	0.45	1.20

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		(0.11)		(0.03)	(1.19)	(0.65)

Total distributions	—		—		(0.11)		(0.03)	(1.19)	(0.65)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$10.04		$9.45		$6.88		$7.98	$7.71	$8.45

Total return (d)	6.24	%(b)	37.35	%(c)	(12.42	)%(c)	3.93%	6.00%	15.42%
Net assets end of period (in thousands)	$114,721		$111,311		$78,811		$78,665	$54,638	$35,265
Ratio of expenses to average net assets	2.14	%(a)	2.15%		2.19%		2.13%	2.10%	2.19%
Ratio of net investment income (loss) to average net assets	(0.93	)%(a)	(1.01)%		(1.04)%		(0.76)%	(0.65)%	(0.76)%
Portfolio turnover rate	10%		8%		19%		32%	71%	46%

AXA Enterprise Small Company Value Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$10.24		$7.39		$8.47		$8.09	$8.73	$8.06

Net investment income (loss) (e)	0.01		0.00	(f)	0.00	(f)	0.01	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.72		2.85		(0.97)		0.40	0.52	1.30

Total from investment operations	0.73		2.85		(0.97)		0.41	0.55	1.32

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		(0.11)		(0.03)	(1.19)	(0.65)

Total distributions	—		—		(0.11)		(0.03)	(1.19)	(0.65)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$10.97		$10.24		$7.39		$8.47	$8.09	$8.73

Total return	7.13	%(b)	38.57%		(11.46)%		5.10%	6.95%	16.60%
Net assets end of period (in thousands)	$9,587		$10,072		$7,029		$7,067	$851	$619
Ratio of expenses to average net assets	1.14	%(a)	1.15%		1.19%		1.15%	1.10%	1.18%
Ratio of net investment income (loss) to average net assets	0.07	%(a)	(0.01)%		(0.04)%		0.18%	0.31%	0.23%
Portfolio turnover rate	10%		8%		19%		32%	71%	46%

AXA ENTERPRISE CAPITAL APPRECIATION FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Capital Appreciation Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$29.66		$22.47	$27.23	$34.21	$46.61	$38.59

Net investment income (loss) (e)	(0.14)		(0.21)	(0.25)	(0.24)	(0.25)	(0.47)
Net realized and unrealized gain (loss) on investments	0.42		7.40	(4.51)	(6.75)	(5.44)	15.43

Total from investment operations	0.28		7.19	(4.76)	(6.99)	(5.69)	14.96

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	(6.71)	(6.94)

Total distributions	—		—	—	—	(6.71)	(6.94)

Redemption fees	0.00	(f)	0.00 (f)	0.00 (f)	0.01	—	—

Net asset value end of period	$29.94		$29.66	$22.47	$27.23	$34.21	$46.61

Total return (c)	0.94	%(b)	32.00%	(17.48)%	(20.40)%	(14.19)%	39.39%
Net assets end of period (in thousands)	$159,201		$147,894	$96,878	$128,957	$176,467	$181,232
Ratio of expenses to average net assets	1.61	%(a)	1.62%	1.67%	1.61%	1.52%	1.52%
Ratio of expenses to average net assets (Excluding expense offset arrangements)	1.63	%(a)	1.62%	1.67%	1.63%	1.52%	1.52%
Ratio of net investment income (loss) to average net assets	(0.56	)%(a)	(0.82)%	(0.95)%	(0.84)%	(0.64)%	(1.15)%
Portfolio turnover rate	69%		82%	111%	111%	140%	170%

AXA Enterprise Capital Appreciation Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$27.69		$21.09	$25.70	$32.47	$44.80	$37.50

Net investment income (loss) (e)	(0.25)		(0.33)	(0.37)	(0.37)	(0.43)	(0.68)
Net realized and unrealized gain (loss) on investments	0.37		6.93	(4.24)	(6.40)	(5.19)	14.92

Total from investment operations	0.12		6.60	(4.61)	(6.77)	(5.62)	14.24

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	(6.71)	(6.94)

Total distributions	—		—	—	—	(6.71)	(6.94)

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$27.81		$27.69	$21.09	$25.70	$32.47	$44.80

Total return (d)	0.43	%(b)	31.29%	(17.94)%	(20.85)%	(14.65)%	38.62%
Net assets end of period (in thousands)	$66,639		$70,714	$44,262	$56,243	$74,887	$40,276
Ratio of expenses to average net assets	2.16	%(a)	2.17%	2.22%	2.16%	2.08%	2.08%
Ratio of expenses to average net assets (Excluding expense offset arrangements)	2.18	%(a)	2.17%	2.22%	2.18%	2.08%	2.08%
Ratio of net investment income (loss) to average net assets	(1.11	)%(a)(h)	(1.39)%	(1.51)%	(1.40)%	(1.17)%	(1.69)%
Portfolio turnover rate	69%		82%	111%	111%	140%	170%

AXA ENTERPRISE CAPITAL APPRECIATION FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Capital Appreciation Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$28.49		$21.70		$26.43		$33.40	$45.85	$38.25

Net investment income (loss) (e)	(0.26)		(0.35)		(0.38)		(0.38)	(0.44)	(0.68)
Net realized and unrealized gain (loss) on investments	0.39		7.14		(4.35)		(6.59)	(5.30)	15.22

Total from investment operations	0.13		6.79		(4.73)		(6.97)	(5.74)	14.54

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	(6.71)	(6.94)

Total distributions	—		—		—		—	(6.71)	(6.94)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$28.62		$28.49		$21.70		$26.43	$33.40	$45.85

Total return (d)	0.46	%(b)	31.29	%(c)	(17.90	)%(c)	(20.87)%	(14.57)%	38.64%
Net assets end of period (in thousands)	$37,032		$28,922		$15,135		$17,156	$23,483	$6,918
Ratio of expenses to average net assets	2.16	%(a)	2.16%		2.22%		2.16%	2.08%	2.11%
Ratio of expenses to average net assets (Excluding expense offset arrangements)	2.18	%(a)	2.16%		2.22%		2.18%	2.08%	2.11%
Ratio of net investment income (loss) to average net assets	(1.11	)%(a)	(1.39)%		(1.51)%		(1.39)%	(1.17)%	(1.69)%
Portfolio turnover rate	69%		82%		111%		111%	140%	170%

AXA Enterprise Capital Appreciation Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$30.62		$23.09		$27.85		$34.84	$47.14	$38.79

Net investment income (loss) (e)	(0.03)		(0.12)		(0.14)		(0.11)	(0.07)	(0.28)
Net realized and unrealized gain (loss) on investments	0.42		7.65		(4.62)		(6.88)	(5.52)	15.57

Total from investment operations	0.39		7.53		(4.76)		(6.99)	(5.59)	15.29

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	(6.71)	(6.94)

Total distributions	—		—		—		—	(6.71)	(6.94)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$31.01		$30.62		$23.09		$27.85	$34.84	$47.14

Total return	1.27	%(b)	32.61%		(17.09)%		(20.06)%	(13.77)%	40.04%
Net assets end of period (in thousands)	$7,125		$4,033		$970		$433	$532	$428
Ratio of expenses to average net assets	1.16	%(a)(h)	1.16%		1.23%		1.16%	1.08%	1.07%
Ratio of expenses to average net assets (Excluding expense offset arrangements)	1.18	%(a)(h)	1.16%		1.23%		1.18%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets	(0.11	)%(a)	(0.46)%		(0.56)%		(0.40)%	(0.19)%	(0.69)%
Portfolio turnover rate	69%		82%		111%		111%	140%	170%

AXA ENTERPRISE DEEP VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Deep Value Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,		For the Period 05/31/01 through 12/31/01
			2003
Net asset value beginning of period	$9.71		$7.59	$9.93	$10.00

Net investment income (loss) (e)	0.05		0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.16		2.12	(2.34)	(0.06)

Total from investment operations	0.21		2.19	(2.28)	(0.04)

Dividends from net investment income	—		(0.07)	(0.05)	—
Distributions from capital gains	—		—	(0.01)	(0.03)

Total distributions	—		(0.07)	(0.06)	(0.03)

Net asset value end of period	$9.92		$9.71	$7.59	$9.93

Total return (c)	2.16	%(b)	28.87%	(22.97)%	(0.41	)%(b)
Net assets end of period (in thousands)	$17,347		$13,462	$6,037	$4,085
Ratio of expenses to average net assets	1.50	%(a)	1.50%	1.50%	1.50	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.88	%(a)	2.06%	2.29%	4.31	%(a)
Ratio of net investment income (loss) to average net assets	0.63	%(a)	0.90%	0.67%	0.28	%(a)
Portfolio turnover rate	34%		30%	43%	16%

AXA Enterprise Deep Value Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,		For the Period 05/31/01 through 12/31/01
			2003
Net asset value beginning of period	$9.67		$7.57	$9.90	$10.00

Net investment income (loss) (e)	0.01		0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.15		2.10	(2.32)	(0.05)

Total from investment operations	0.16		2.13	(2.31)	(0.07)

Dividends from net investment income	—		(0.03)	(0.01)	—
Distributions from capital gains	—		—	(0.01)	(0.03)

Total distributions	—		(0.03)	(0.02)	(0.03)

Net asset value end of period	$9.83		$9.67	$7.57	$9.90

Total return (d)	1.65	%(b)	28.14%	(23.35)%	(0.71	)%(b)
Net assets end of period (in thousands)	$14,634		$11,917	$6,515	$4,856
Ratio of expenses to average net assets	2.05	%(a)	2.05%	2.05%	2.05	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.43	%(a)	2.62%	2.86%	4.87	%(a)
Ratio of net investment income (loss) to average net assets	0.08	%(a)(h)	0.36%	0.12%	(0.28	)%(a)
Portfolio turnover rate	34%		30%	43%	16%

AXA ENTERPRISE DEEP VALUE FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Deep Value Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,				For the Period 05/31/01 through 12/31/01
			2003		2002
Net asset value beginning of period	$9.67		$7.57		$9.90		$10.00

Net investment income (loss) (e)	0.01		0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	0.15		2.10		(2.32)		(0.06)

Total from investment operations	0.16		2.13		(2.31)		(0.07)

Dividends from net investment income	—		(0.03)		(0.01)		—
Distributions from capital gains	—		—		(0.01)		(0.03)

Total distributions	—		(0.03)		(0.02)		(0.03)

Net asset value end of period	$9.83		$9.67		$7.57		$9.90

Total return (d)	1.65	%(b)	28.20	%(c)	(23.38	)%(c)	(0.71	)%(b)
Net assets end of period (in thousands)	$6,805		$5,020		$2,374		$2,039
Ratio of expenses to average net assets	2.05	%(a)	2.05%		2.05%		2.05	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.43	%(a)	2.61%		2.86%		4.88	%(a)
Ratio of net investment income (loss) to average net assets	0.08	%(a)(h)	0.35%		0.13%		(0.26	)%(a)
Portfolio turnover rate	34%		30%		43%		16%

AXA Enterprise Deep Value Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,				For the Period 05/31/01 through 12/31/01
			2003		2002
Net asset value beginning of period	$9.75		$7.61		$9.95		$10.00

Net investment income (loss) (e)	0.09		0.12		0.10		0.04
Net realized and unrealized gain (loss) on investments	0.16		2.12		(2.35)		(0.06)

Total from investment operations	0.25		2.24		(2.25)		(0.02)

Dividends from net investment income	—		(0.10)		(0.08)		—
Distributions from capital gains	—		—		(0.01)		(0.03)

Total distributions	—		(0.10)		(0.09)		(0.03)

Net asset value end of period	$10.00		$9.75		$7.61		$9.95

Total return	2.56	%(b)	29.45%		(22.61)%		(0.21	)%(b)
Net assets end of period (in thousands)	$353		$294		$251		$166
Ratio of expenses to average net assets	1.05	%(a)	1.05%		1.05%		1.05	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.43	%(a)	1.63%		1.88%		3.90	%(a)
Ratio of net investment income (loss) to average net assets	1.08	%(a)(h)	1.39%		1.13%		0.71	%(a)
Portfolio turnover rate	34%		30%		43%		16%

AXA ENTERPRISE EQUITY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Equity Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$5.82		$3.86	$5.50	$6.81	$7.26	$6.47

Net investment income (loss) (e)	(0.06)		(0.06)	(0.06)	(0.07)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	0.22		2.02	(1.58)	(1.21)	(0.26)	1.11

Total from investment operations	0.16		1.96	(1.64)	(1.28)	(0.33)	1.10

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.03)	(0.12)	(0.31)

Total distributions	—		—	—	(0.03)	(0.12)	(0.31)

Redemption fees	0.00	(f)	0.00 (f)	0.00 (f)	—	—	—

Net asset value end of period	$5.98		$5.82	$3.86	$5.50	$6.81	$7.26

Total return (c)	2.75	%(b)	50.78%	(29.82)%	(18.75)%	(4.82)%	17.15%
Net assets end of period (in thousands)	$74,983		$74,468	$34,148	$55,677	$54,319	$8,139
Ratio of expenses to average net assets	1.60	%(a)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets (Excluding reimbursement)	1.64	%(a)	1.66%	1.78%	1.70%	1.79%	2.55%
Ratio of net investment income (loss) to average net assets	(1.27	)%(a)	(1.24)%	(1.29)%	(1.21)%	(0.89)%	(0.11)%
Portfolio turnover rate	16%		19%	15%	19%	27%	176%

AXA Enterprise Equity Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$5.63		$3.76	$5.38	$6.69	$7.17	$6.43

Net investment income (loss) (e)	(0.09)		(0.09)	(0.08)	(0.10)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investments	0.22		1.96	(1.54)	(1.18)	(0.25)	1.09

Total from investment operations	0.13		1.87	(1.62)	(1.28)	(0.36)	1.05

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.03)	(0.12)	(0.31)

Total distributions	—		—	—	(0.03)	(0.12)	(0.31)

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$5.76		$5.63	$3.76	$5.38	$6.69	$7.17

Total return (d)	2.31	%(b)	49.73%	(30.11)%	(19.09)%	(5.30)%	16.49%
Net assets end of period (in thousands)	$54,059		$54,939	$32,037	$52,441	$55,021	$11,431
Ratio of expenses to average net assets	2.15	%(a)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets (Excluding reimbursement)	2.19	%(a)	2.22%	2.34%	2.25%	2.35%	3.10%
Ratio of net investment income (loss) to average net assets	(1.82	)%(a)	(1.80)%	(1.84)%	(1.76)%	(1.44)%	(0.66)%
Portfolio turnover rate	16%		19%	15%	19%	27%	176%

AXA ENTERPRISE EQUITY FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Equity Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$5.63		$3.76		$5.39		$6.69	$7.17	$6.44

Net investment income (loss) (e)	(0.09)		(0.09)		(0.08)		(0.10)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	0.22		1.96		(1.55)		(1.17)	(0.26)	1.08

Total from investment operations	0.13		1.87		(1.63)		(1.27)	(0.36)	1.04

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		(0.03)	(0.12)	(0.31)

Total distributions	—		—		—		(0.03)	(0.12)	(0.31)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$5.76		$5.63		$3.76		$5.39	$6.69	$7.17

Total return (d)	2.31	%(b)	49.73	%(c)	(30.24	)%(c)	(18.94)%	(5.30)%	16.30%
Net assets end of period (in thousands)	$42,206		$38,988		$21,557		$35,995	$32,620	$2,144
Ratio of expenses to average net assets	2.15	%(a)	2.15%		2.15%		2.15%	2.15%	2.15%
Ratio of expenses to average net assets (Excluding reimbursement)	2.19	%(a)(h)	2.22%		2.34%		2.25%	2.33%	3.09%
Ratio of net investment income (loss) to average net assets	(1.82	)%(a)	(1.80)%		(1.84)%		(1.76)%	(1.46)%	(0.64)%
Portfolio turnover rate	16%		19%		15%		19%	27%	176%

AXA Enterprise Equity Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$5.94		$3.93		$5.57		$6.85	$7.26	$6.43

Net investment income (loss) (e)	(0.04)		(0.04)		(0.04)		(0.04)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	0.23		2.05		(1.60)		(1.21)	(0.26)	1.13

Total from investment operations	0.19		2.01		(1.64)		(1.25)	(0.29)	1.14

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		(0.03)	(0.12)	(0.31)

Total distributions	—		—		—		(0.03)	(0.12)	(0.31)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$6.13		$5.94		$3.93		$5.57	$6.85	$7.26

Total return	3.20	%(b)	51.15%		(29.44)%		(18.21)%	(4.26)%	17.89%
Net assets end of period (in thousands)	$4,802		$2,166		$918		$1,004	$376	$161
Ratio of expenses to average net assets	1.15	%(a)	1.15%		1.15%		1.15%	1.15%	1.15%
Ratio of expenses to average net assets (Excluding reimbursement)	1.19	%(a)(h)	1.22%		1.35%		1.24%	1.37%	2.15%
Ratio of net investment income (loss) to average net assets	(0.82	)%(a)	(0.79)%		(0.83)%		(0.77)%	(0.43)%	0.21%
Portfolio turnover rate	16%		19%		15%		19%	27%	176%

AXA ENTERPRISE EQUITY INCOME FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Equity Income Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$22.98		$18.40	$22.12	$25.72	$27.48	$26.89

Net investment income (loss) (e)	0.21		0.25	0.19	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	2.15		4.58	(3.55)	(3.24)	1.10	1.69

Total from investment operations	2.36		4.83	(3.36)	(3.04)	1.32	1.91

Dividends from net investment income	(0.13)		(0.25)	(0.19)	(0.18)	(0.22)	(0.20)
Distributions from capital gains	—		—	(0.17)	(0.38)	(2.86)	(1.12)

Total distributions	(0.13)		(0.25)	(0.36)	(0.56)	(3.08)	(1.32)

Redemption fees	0.00	(f)	—	—	—	—	—

Net asset value end of period	$25.21		$22.98	$18.40	$22.12	$25.72	$27.48

Total return (c)	10.28	%(b)	26.38%	(15.23)%	(11.83)%	5.44%	7.20%
Net assets end of period (in thousands)	$90,020		$70,505	$60,165	$79,215	$95,009	$111,395
Ratio of expenses to average net assets	1.50	%(a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets (Excluding reimbursement)	1.62	%(a)	1.65%	1.67%	1.58%	1.52%	1.51%
Ratio of net investment income (loss) to average net assets	1.05	%(a)	1.33%	0.91%	0.84%	0.83%	0.76%
Portfolio turnover rate	57%		105%	41%	48%	33%	32%

AXA Enterprise Equity Income Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$22.60		$18.11	$21.77	$25.32	$27.10	$26.57

Net investment income (loss) (e)	0.10		0.15	0.07	0.07	0.07	0.06
Net realized and unrealized gain (loss) on investments	2.10		4.49	(3.48)	(3.18)	1.09	1.65

Total from investment operations	2.20		4.64	(3.41)	(3.11)	1.16	1.71

Dividends from net investment income	(0.06)		(0.15)	(0.08)	(0.06)	(0.08)	(0.06)
Distributions from capital gains	—		—	(0.17)	(0.38)	(2.86)	(1.12)

Total distributions	(0.06)		(0.15)	(0.25)	(0.44)	(2.94)	(1.18)

Redemption fees	0.00	(f)	—	—	—	—	—

Net asset value end of period	$24.74		$22.60	$18.11	$21.77	$25.32	$27.10

Total return (d)	9.76	%(b)	25.68%	(15.67)%	(12.28)%	4.88%	6.55%
Net assets end of period (in thousands)	$43,698		$37,491	$30,879	$38,273	$40,221	$44,574
Ratio of expenses to average net assets	2.05	%(a)	2.05%	2.05%	2.05%	2.05%	2.05%
Ratio of expenses to average net assets (Excluding reimbursement)	2.17	%(a)	2.19%	2.22%	2.13%	2.07%	2.07%
Ratio of net investment income (loss) to average net assets	0.50	%(a)	0.78%	0.36%	0.29%	0.28%	0.20%
Portfolio turnover rate	57%		105%	41%	48%	33%	32%

AXA ENTERPRISE EQUITY INCOME FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

			Year Ended December 31,
AXA Enterprise Equity Income Fund (Class C)	Ten Months Ended October 31, 2004		2003		2002		2001	2000	1999
Net asset value beginning of period	$22.75		$18.23		$21.92		$25.49	$27.26	$26.70

Net investment income (loss) (e)	0.10		0.15		0.07		0.07	0.07	0.06
Net realized and unrealized gain (loss) on investments	2.12		4.52		(3.51)		(3.20)	1.10	1.69

Total from investment operations	2.22		4.67		(3.44)		(3.13)	1.17	1.75

Dividends from net investment income	(0.07)		(0.15)		(0.08)		(0.06)	(0.08)	(0.07)
Distributions from capital gains	—		—		(0.17)		(0.38)	(2.86)	(1.12)

Total distributions	(0.07)		(0.15)		(0.25)		(0.44)	(2.94)	(1.19)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$24.90		$22.75		$18.23		$21.92	$25.49	$27.26

Total return (d)	9.76	%(b)	25.70	%(c)	(15.69	)%(c)	(12.28)%	4.89%	6.64%
Net assets end of period (in thousands)	$12,910		$9,452		$6,829		$8,093	$8,391	$9,338
Ratio of expenses to average net assets	2.05	%(a)	2.05%		2.05%		2.05%	2.05%	2.05%
Ratio of expenses to average net assets (Excluding reimbursement)	2.17	%(a)(h)	2.19%		2.22%		2.13%	2.07%	2.07%
Ratio of net investment income (loss) to average net assets	0.50	%(a)(h)	0.78%		0.36%		0.29%	0.28%	0.20%
Portfolio turnover rate	57%		105%		41%		48%	33%	32%

			Year Ended December 31,
AXA Enterprise Equity Income Fund (Class Y)	Ten Months Ended October 31, 2004		2003		2002		2001	2000	1999
Net asset value beginning of period	$22.97		$18.38		$22.10		$25.70	$27.46	$26.87

Net investment income (loss) (e)	0.30		0.34		0.28		0.30	0.33	0.34
Net realized and unrealized gain (loss) on investments	2.15		4.59		(3.55)		(3.23)	1.11	1.70

Total from investment operations	2.45		4.93		(3.27)		(2.93)	1.44	2.04

Dividends from net investment income	(0.18)		(0.34)		(0.28)		(0.29)	(0.34)	(0.33)
Distributions from capital gains	—		—		(0.17)		(0.38)	(2.86)	(1.12)

Total distributions	(0.18)		(0.34)		(0.45)		(0.67)	(3.20)	(1.45)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$25.24		$22.97		$18.38		$22.10	$25.70	$27.46

Total return	10.68	%(b)	26.99%		(14.85)%		(11.44)%	5.94%	7.69%
Net assets end of period (in thousands)	$681		$265		$273		$321	$125	$153
Ratio of expenses to average net assets	1.05	%(a)	1.05%		1.05%		1.05%	1.05%	1.05%
Ratio of expenses to average net assets (Excluding reimbursement)	1.17	%(a)(h)	1.20%		1.22%		1.15%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets	1.50	%(a)(h)	1.79%		1.36%		1.28%	1.28%	1.20%
Portfolio turnover rate	57%		105%		41%		48%	33%	32%

AXA ENTERPRISE GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Growth Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$15.86		$13.64	$17.78	$20.52	$24.55	$21.07

Net investment income (loss) (e)	(0.05)		(0.03)	(0.05)	(0.06)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.20)		2.25	(4.09)	(2.68)	(1.88)	4.73

Total from investment operations	(0.25)		2.22	(4.14)	(2.74)	(1.97)	4.61

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	(2.06)	(1.13)

Total distributions	—		—	—	—	(2.06)	(1.13)

Net asset value end of period	$15.61		$15.86	$13.64	$17.78	$20.52	$24.55

Total return (c)	(1.58	)%(b)	16.28%	(23.28)%	(13.35)%	(7.94)%	22.08%
Net assets end of period (in thousands)	$961,077		$960,098	$689,196	$820,971	$1,029,590	$1,268,022
Ratio of expenses to average net assets	1.55	%(a)	1.55%	1.58%	1.49%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets	(0.35	)%(a)	(0.18)%	(0.30)%	(0.36)%	(0.41)%	(0.51)%
Portfolio turnover rate	41%		38%	43%	52%	65%	38%

AXA Enterprise Growth Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$15.03		$13.00	$17.04	$19.76	$23.84	$20.62

Net investment income (loss) (e)	(0.11)		(0.10)	(0.13)	(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.20)		2.13	(3.91)	(2.56)	(1.81)	4.59

Total from investment operations	(0.31)		2.03	(4.04)	(2.72)	(2.02)	4.35

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	—	(2.06)	(1.13)

Total distributions	—		—	—	—	(2.06)	(1.13)

Net asset value end of period	$14.72		$15.03	$13.00	$17.04	$19.76	$23.84

Total return (d)	(2.06	)%(b)	15.62%	(23.71)%	(13.77)%	(8.40)%	21.30%
Net assets end of period (in thousands)	$391,307		$461,562	$426,757	$605,432	$736,423	$811,706
Ratio of expenses to average net assets	2.10	%(a)	2.10%	2.12%	2.04%	1.96%	1.95%
Ratio of net investment income (loss) to average net assets	(0.90	)%(a)	(0.73)%	(0.85)%	(0.91)%	(0.95)%	(1.06)%
Portfolio turnover rate	41%		38%	43%	52%	65%	38%

AXA ENTERPRISE GROWTH FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Growth Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$15.24		$13.18		$17.27		$20.04	$24.14	$20.87

Net investment income (loss) (e)	(0.11)		(0.10)		(0.13)		(0.16)	(0.21)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.20)		2.16		(3.96)		(2.61)	(1.83)	4.64

Total from investment operations	(0.31)		2.06		(4.09)		(2.77)	(2.04)	4.40

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	(2.06)	(1.13)

Total distributions	—		—		—		—	(2.06)	(1.13)

Net asset value end of period	$14.93		$15.24		$13.18		$17.27	$20.04	$24.14

Total return (d)	(2.03	)%(b)	15.63	%(c)	(23.68	)%(c)	(13.82)%	(8.38)%	21.28%
Net assets end of period (in thousands)	$195,473		$211,086		$174,419		$214,230	$253,834	$294,683
Ratio of expenses to average net assets	2.10	%(a)	2.10%		2.13%		2.04%	1.96%	1.95%
Ratio of net investment income (loss) to average net assets	(0.90	)%(a)	(0.73)%		(0.85)%		(0.91)%	(0.96)%	(1.07)%
Portfolio turnover rate	41%		38%		43%		52%	65%	38%

AXA Enterprise Growth Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$16.53		$14.15		$18.37		$21.10	$25.06	$21.41

Net investment income (loss) (e)	0.01		(0.04)		0.02		0.02	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.21)		2.42		(4.24)		(2.75)	(1.91)	4.80

Total from investment operations	(0.20)		2.38		(4.22)		(2.73)	(1.90)	4.78

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	(2.06)	(1.13)

Total distributions	—		—		—		—	(2.06)	(1.13)

Net asset value end of period	$16.33		$16.53		$14.15		$18.37	$21.10	$25.06

Total return	(1.21	)%(b)	16.82%		(22.97)%		(12.94)%	(7.49)%	22.52%
Net assets end of period (in thousands)	$56,861		$56,846		$41,255		$52,671	$66,749	$86,826
Ratio of expenses to average net assets	1.10	%(a)	1.10%		1.13%		1.04%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	0.10	%(a)	0.27%		0.15%		0.09%	0.03%	(0.07)%
Portfolio turnover rate	41%		38%		43%		52%	65%	38%

AXA ENTERPRISE GROWTH AND INCOME FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Growth and Income Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$30.52		$24.11	$32.88	$38.55	$38.57	$29.01

Net investment income (loss) (e)	0.04		0.09	0.03	0.07	0.06	0.00 (f)
Net realized and unrealized gain (loss) on investments	1.31		6.35	(8.80)	(5.59)	(0.08)	9.57

Total from investment operations	1.35		6.44	(8.77)	(5.52)	(0.02)	9.57

Dividends from net investment income	—		(0.03)	—	—	—	—
Distributions from capital gains	—		—	—	(0.15)	—	(0.01)

Total distributions	—		(0.03)	—	(0.15)	—	(0.01)

Net asset value end of period	$31.87		$30.52	$24.11	$32.88	$38.55	$38.57

Total return (c)	4.33	%(b)	26.71%	(26.67)%	(14.32)%	(0.05)%	32.97%
Net assets end of period (in thousands)	$68,849		$60,352	$50,361	$84,159	$94,885	$65,759
Ratio of expenses to average net assets	1.50	%(a)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets (Excluding reimbursement)	1.72	%(a)	1.74%	1.71%	1.59%	1.54%	1.64%
Ratio of net investment income (loss) to average net assets	0.16	%(a)	0.37%	0.11%	0.21%	0.15%	0.00%
Portfolio turnover rate	33%		118%	17%	3%	10%	3%

AXA Enterprise Growth and Income Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$29.60		$23.49	$32.22	$37.99	$38.20	$28.90

Net investment income (loss) (e)	(0.10)		(0.05)	(0.12)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gain (loss) on investments	1.28		6.16	(8.61)	(5.50)	(0.05)	9.49

Total from investment operations	1.18		6.11	(8.73)	(5.62)	(0.21)	9.31

Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		—	—	(0.15)	—	(0.01)

Total distributions	—		—	—	(0.15)	—	(0.01)

Net asset value end of period	$30.78		$29.60	$23.49	$32.22	$37.99	$38.20

Total return (d)	3.89	%(b)	26.01%	(27.09)%	(14.80)%	(0.55)%	32.20%
Net assets end of period (in thousands)	$77,038		$84,510	$73,049	$118,866	$124,127	$74,597
Ratio of expenses to average net assets	2.05	%(a)	2.05%	2.05%	2.05%	2.05%	2.05%
Ratio of expenses to average net assets (Excluding reimbursement)	2.27	%(a)(h)	2.29%	2.26%	2.14%	2.09%	2.19%
Ratio of net investment income (loss) to average net assets	(0.39	)%(a)	(0.18)%	(0.43)%	(0.35)%	(0.40)%	(0.56)%
Portfolio turnover rate	33%		118%	17%	3%	10%	3%

AXA ENTERPRISE GROWTH AND INCOME FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Growth and Income Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$29.64		$23.52		$32.25		$38.03	$38.24	$28.91

Net investment income (loss) (e)	(0.10)		(0.05)		(0.12)		(0.12)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investments	1.27		6.17		(8.61)		(5.51)	(0.05)	9.53

Total from investment operations	1.17		6.12		(8.73)		(5.63)	(0.21)	9.34

Dividends from net investment income	—		—		—		—	—	—
Distributions from capital gains	—		—		—		(0.15)	—	(0.01)

Total distributions	—		—		—		(0.15)	—	(0.01)

Net asset value end of period	$30.81		$29.64		$23.52		$32.25	$38.03	$38.24

Total return (d)	3.88	%(b)	26.02	%(c)	(27.07	)%(c)	(14.81)%	(0.55)%	32.29%
Net assets end of period (in thousands)	$16,060		$15,884		$13,380		$22,263	$22,239	$13,710
Ratio of expenses to average net assets	2.05	%(a)	2.05%		2.05%		2.05%	2.05%	2.05%
Ratio of expenses to average net assets (Excluding reimbursement)	2.27	%(a)	2.29%		2.26%		2.14%	2.09%	2.20%
Ratio of net investment income (loss) to average net assets	(0.39	)%(a)	(0.18)%		(0.43)%		(0.35)%	(0.40)%	(0.58)%
Portfolio turnover rate	33%		118%		17%		3%	10%	3%

AXA Enterprise Growth and Income Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$31.26		$24.67		$33.50		$39.08	$38.91	$29.13

Net investment income (loss) (e)	0.16		0.22		0.16		0.23	0.23	0.14
Net realized and unrealized gain (loss) on investments	1.35		6.52		(8.99)		(5.66)	(0.06)	9.65

Total from investment operations	1.51		6.74		(8.83)		(5.43)	0.17	9.79

Dividends from net investment income	—		(0.15)		—		—	—	—
Distributions from capital gains	—		—		—		(0.15)	—	(0.01)

Total distributions	—		(0.15)		—		(0.15)	—	(0.01)

Net asset value end of period	$32.77		$31.26		$24.67		$33.50	$39.08	$38.91

Total return	4.73	%(b)	27.33%		(26.36)%		(13.90)%	0.44%	33.59%
Net assets end of period (in thousands)	$19,403		$17,118		$10,011		$13,217	$16,892	$17,116
Ratio of expenses to average net assets	1.05	%(a)	1.05%		1.05%		1.05%	1.05%	1.05%
Ratio of expenses to average net assets (Excluding reimbursement)	1.27	%(a)	1.29%		1.26%		1.14%	1.09%	1.18%
Ratio of net investment income (loss) to average net assets	0.61	%(a)	0.81%		0.56%		0.66%	0.58%	0.41%
Portfolio turnover rate	33%		118%		17%		3%	10%	3%

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise International Growth Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$13.39		$10.30	$12.82	$18.35	$23.81	$18.89

Net investment income (loss) (e)	0.01		0.01	0.04	(0.07)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.54)		3.04	(2.58)	(5.49)	(4.53)	7.37

Total from investment operations	(0.53)		3.05	(2.54)	(5.56)	(4.69)	7.26

Dividends from net investment income	—		—	—	—	—	(0.16)
Distributions from capital gains	—		—	—	—	(0.77)	(2.18)

Total distributions	—		—	—	—	(0.77)	(2.34)

Redemption fees	0.00	(f)	0.04	0.02	0.03	—	—

Net asset value end of period	$12.86		$13.39	$10.30	$12.82	$18.35	$23.81

Total return (c)	(3.96	)%(b)	30.00%	(19.66)%	(30.14)%	(19.75)%	39.76%
Net assets end of period (in thousands)	$32,757		$30,444	$23,226	$34,589	$49,770	$55,426
Ratio of expenses to average net assets	1.85	%(a)	1.85%	1.85%	1.96%	1.85%	1.94%
Ratio of expenses to average net assets (Excluding reimbursement)	1.88	%(a)	1.95%	2.10%	1.96%	1.85%	1.94%
Ratio of net investment income (loss) to average net assets	0.05	%(a)	0.06%	0.35%	(0.50)%	(0.76)%	(0.53)%
Portfolio turnover rate	115%		56%	182%	99%	66%	131%

AXA Enterprise International Growth Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$12.78		$9.89	$12.40	$17.89	$23.40	$18.62

Net investment income (loss) (e)	(0.05)		(0.05)	(0.02)	(0.16)	(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.50)		2.87	(2.49)	(5.33)	(4.47)	7.23

Total from investment operations	(0.55)		2.82	(2.51)	(5.49)	(4.74)	7.02

Dividends from net investment income	—		—	—	—	—	(0.06)
Distributions from capital gains	—		—	—	—	(0.77)	(2.18)

Total distributions	—		—	—	—	(0.77)	(2.24)

Redemption fees	0.00	(f)	0.07	—	—	—	—

Net asset value end of period	$12.23		$12.78	$9.89	$12.40	$17.89	$23.40

Total return (d)	(4.30	)%(b)	29.22%	(20.24)%	(30.69)%	(20.32)%	39.02%
Net assets end of period (in thousands)	$18,181		$21,726	$16,905	$21,738	$26,569	$23,475
Ratio of expenses to average net assets	2.40	%(a)	2.40%	2.40%	2.53%	2.40%	2.48%
Ratio of expenses to average net assets (Excluding reimbursement)	2.43	%(a)(h)	2.50%	2.65%	2.53%	2.40%	2.48%
Ratio of net investment income (loss) to average net assets	(0.45	)%(a)	(0.49)%	(0.21)%	(1.13)%	(1.32)%	(1.10)%
Portfolio turnover rate	115%		56%	182%	99%	66%	131%

AXA ENTERPRISE INTERNATIONAL GROWTH FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise International Growth Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$12.88		$9.97		$12.50		$18.04	$23.59	$18.77

Net investment income (loss) (e)	(0.05)		(0.05)		(0.02)		(0.15)	(0.27)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.52)		2.89		(2.52)		(5.39)	(4.51)	7.29

Total from investment operations	(0.57)		2.84		(2.54)		(5.54)	(4.78)	7.07

Dividends from net investment income	—		—		—		—	—	(0.07)
Distributions from capital gains	—		—		—		—	(0.77)	(2.18)

Total distributions	—		—		—		—	(0.77)	(2.25)

Redemption fees	0.00	(f)	0.07		0.01		—	—	—

Net asset value end of period	$12.31		$12.88		$9.97		$12.50	$18.04	$23.59

Total return (d)	(4.43	)%(b)	29.19	%(c)	(20.24	)%(c)	(30.71)%	(20.33)%	38.95%
Net assets end of period (in thousands)	$8,796		$8,718		$6,375		$8,512	$7,750	$5,771
Ratio of expenses to average net assets	2.40	%(a)	2.40%		2.40%		2.52%	2.40%	2.48%
Ratio of expenses to average net assets (Excluding reimbursement)	2.43	%(a)(h)	2.50%		2.65%		2.52%	2.40%	2.48%
Ratio of net investment income (loss) to average net assets	(0.45	)%(a)(h)	(0.51)%		(0.19)%		(1.12)%	(1.32)%	(1.12)%
Portfolio turnover rate	115%		56%		182%		99%	66%	131%

AXA Enterprise International Growth Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$13.56		$10.39		$12.90		$18.41	$23.82	$18.88

Net investment income (loss) (e)	0.06		0.06		0.09		(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.54)		3.04		(2.61)		(5.49)	(4.58)	7.40

Total from investment operations	(0.48)		3.10		(2.52)		(5.51)	(4.64)	7.37

Dividends from net investment income	—		—		—		—	—	(0.25)
Distributions from capital gains	—		—		—		—	(0.77)	(2.18)

Total distributions	—		—		—		—	(0.77)	(2.43)

Redemption fees	0.00	(f)	0.07		0.01		—	—	—

Net asset value end of period	$13.08		$13.56		$10.39		$12.90	$18.41	$23.82

Total return	(3.54	)%(b)	30.51%		(19.46)%		(29.93)%	(19.53)%	40.39%
Net assets end of period (in thousands)	$15,199		$15,097		$10,616		$13,797	$20,515	$20,738
Ratio of expenses to average net assets	1.40	%(a)	1.40%		1.40%		1.53%	1.39%	1.48%
Ratio of expenses to average net assets (Excluding reimbursement)	1.43	%(a)(h)	1.50%		1.65%		1.53%	1.39%	1.48%
Ratio of net investment income (loss) to average net assets	0.55	%(a)(h)	0.50%		0.80%		(0.12)%	0.30%	(0.14)%
Portfolio turnover rate	115%		56%		182%		99%	66%	131%

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Global Financial Services Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$6.97		$5.11	$5.82	$6.62	$5.58	$6.05

Net investment income (loss) (e)	0.07		0.07	0.09	0.04	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.60		1.88	(0.63)	(0.60)	1.17	(0.37)

Total from investment operations	0.67		1.95	(0.54)	(0.56)	1.22	(0.31)

Dividends from net investment income	—		(0.07)	(0.08)	(0.05)	(0.05)	(0.04)
Distributions from capital gains	—		(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total distributions	—		(0.09)	(0.17)	(0.24)	(0.18)	(0.16)

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$7.64		$6.97	$5.11	$5.82	$6.62	$5.58

Total return (c)	9.61	%(b)	38.21%	(9.21)%	(8.37)%	21.90%	(5.01)%
Net assets end of period (in thousands)	$12,943		$11,152	$8,760	$13,715	$15,674	$5,179
Ratio of expenses to average net assets	1.75	%(a)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets (Excluding reimbursement)	1.92	%(a)	1.96%	1.99%	1.92%	2.03%	2.92%
Ratio of net investment income (loss) to average net assets	1.20	%(a)	1.32%	1.55%	0.67%	0.90%	1.00%
Portfolio turnover rate	25%		87%	9%	56%	26%	16%

AXA Enterprise Global Financial Services Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$6.92		$5.08	$5.78	$6.57	$5.55	$6.03

Net investment income (loss) (e)	0.04		0.04	0.05	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.59		1.86	(0.61)	(0.59)	1.15	(0.37)

Total from investment operations	0.63		1.90	(0.56)	(0.58)	1.17	(0.34)

Dividends from net investment income	—		(0.04)	(0.05)	(0.02)	(0.02)	(0.02)
Distributions from capital gains	—		(0.02)	(0.09)	(0.19)	(0.13)	(0.12)

Total distributions	—		(0.06)	(0.14)	(0.21)	(0.15)	(0.14)

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$7.55		$6.92	$5.08	$5.78	$6.57	$5.55

Total return (d)	9.10	%(b)	37.41%	(9.58)%	(8.84)%	21.18%	(5.50)%
Net assets end of period (in thousands)	$10,878		$10,264	$7,725	$9,429	$10,252	$4,661
Ratio of expenses to average net assets	2.30	%(a)	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of expenses to average net assets (Excluding reimbursement)	2.47	%(a)(h)	2.51%	2.55%	2.47%	2.61%	3.49%
Ratio of net investment income (loss) to average net assets	0.65	%(a)(h)	0.77%	0.96%	0.14%	0.31%	0.44%
Portfolio turnover rate	25%		87%	9%	56%	26%	16%

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Global Financial Services Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$6.90		$5.07		$5.78		$6.57	$5.56	$6.03

Net investment income (loss) (e)	0.04		0.05		0.06		0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.59		1.85		(0.63)		(0.59)	1.15	(0.34)

Total from investment operations	0.63		1.90		(0.57)		(0.58)	1.17	(0.32)

Dividends from net investment income	—		(0.05)		(0.05)		(0.02)	(0.03)	(0.03)
Distributions from capital gains	—		(0.02)		(0.09)		(0.19)	(0.13)	(0.12)

Total distributions	—		(0.07)		(0.14)		(0.21)	(0.16)	(0.15)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$7.53		$6.90		$5.07		$5.78	$6.57	$5.56
Total return (d)	9.13	%(b)	37.48	%(c)	(9.80	)%(c)	(8.73)%	21.07%	(5.31)%
Net assets end of period (in thousands)	$3,548		$2,980		$1,553		$2,056	$1,903	$718
Ratio of expenses to average net assets	2.30	%(a)	2.30%		2.30%		2.30%	2.30%	2.30%
Ratio of expenses to average net assets (Excluding reimbursement)	2.47	%(a)	2.49%		2.54%		2.47%	2.59%	3.50%
Ratio of net investment income (loss) to average net assets	0.65	%(a)(h)	0.65%		0.98%		0.10%	0.27%	0.39%
Portfolio turnover rate	25%		87%		9%		56%	26%	16%

AXA Enterprise Global Financial Services Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$6.98		$5.12		$5.84		$6.64	$5.59	$6.05

Net investment income (loss) (e)	0.10		0.10		0.11		0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.61		1.87		(0.63)		(0.60)	1.17	(0.38)

Total from investment operations	0.71		1.97		(0.52)		(0.53)	1.25	(0.28)

Dividends from net investment income	—		(0.09)		(0.11)		(0.08)	(0.07)	(0.06)
Distributions from capital gains	—		(0.02)		(0.09)		(0.19)	(0.13)	(0.12)

Total distributions	—		(0.11)		(0.20)		(0.27)	(0.20)	(0.18)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$7.69		$6.98		$5.12		$5.84	$6.64	$5.59

Total return	10.17	%(b)	38.67%		(8.80)%		(7.89)%	22.39%	(4.51)%
Net assets end of period (in thousands)	$8,737		$7,941		$5,754		$6,258	$6,770	$5,477
Ratio of expenses to average net assets	1.30	%(a)	1.30%		1.30%		1.30%	1.30%	1.30%
Ratio of expenses to average net assets (Excluding reimbursement)	1.47	%(a)(h)	1.51%		1.55%		1.47%	1.65%	2.57%
Ratio of net investment income (loss) to average net assets	1.65	%(a)	1.78%		1.96%		1.12%	1.36%	1.63%
Portfolio turnover rate	25%		87%		9%		56%	26%	16%

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Global Socially Responsive Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,			For the Period 09/29/00 through 12/31/00
			2003	2002	2001
Net asset value beginning of period	$8.96		$7.09	$8.69	$9.75	$10.00

Net investment income (loss) (e)	0.03		0.01	0.00 (f)	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.25		1.86	(1.63)	(1.05)	(0.33)

Total from investment operations	0.28		1.87	(1.63)	(1.04)	(0.25)

Dividends from net investment income	—		—	—	—	—
Distributions from capital gains	—		—	—	(0.02)	—

Total distributions	—		—	—	(0.02)	—

Redemption fees	0.00	(f)	—	0.03	—	—

Net asset value end of period	$9.24		$8.96	$7.09	$8.69	$9.75

Total return (c)	3.13	%(b)	26.38%	(18.41)%	(10.70)%	(2.50	)%(b)
Net assets end of period (in thousands)	$5,554		$3,640	$2,314	$2,053	$1,103
Ratio of expenses to average net assets	1.75	%(a)	1.75%	1.75%	1.75%	1.75	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.53	%(a)	3.28%	3.55%	4.05%	13.03	%(a)
Ratio of net investment income (loss) to average net assets	0.33	%(a)	0.08%	0.01%	0.10%	0.88	%(a)
Portfolio turnover rate	32%		39%	32%	44%	16%

AXA Enterprise Global Socially Responsive Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,			For the Period 09/29/00 through 12/31/00
			2003	2002	2001
Net asset value beginning of period	$8.80		$7.00	$8.62	$9.74	$10.00

Net investment income (loss) (e)	(0.01)		(0.04)	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	0.24		1.84	(1.60)	(1.06)	(0.29)

Total from investment operations	0.23		1.80	(1.64)	(1.10)	(0.26)

Dividends from net investment income	—		—	—	—	—
Distributions from capital gains	—		—	—	(0.02)	—

Total distributions	—		—	—	(0.02)	—

Redemption fees	0.00	(f)	—	0.02	—	—

Net asset value end of period	$9.03		$8.80	$7.00	$8.62	$9.74

Total return (d)	2.61	%(b)	25.71%	(18.79)%	(11.33)%	(2.60	)%(b)
Net assets end of period (in thousands)	$2,521		$1,903	$1,057	$1,036	$588
Ratio of expenses to average net assets	2.30	%(a)	2.30%	2.30%	2.30%	2.30	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	3.08	%(a)(h)	3.83%	4.08%	4.61%	13.58	%(a)
Ratio of net investment income (loss) to average net assets	(0.22	)%(a)(h)	(0.48)%	(0.53)%	(0.43)%	0.33	%(a)
Portfolio turnover rate	32%		39%	32%	44%	16%

AXA ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Global Socially Responsive Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,					For the Period 09/29/00 through 12/31/00
			2003		2002		2001
Net asset value beginning of period	$8.79		$6.99		$8.62		$9.74	$10.00

Net investment income (loss) (e)	(0.01)		(0.04)		(0.04)		(0.04)	0.04
Net realized and unrealized gain (loss) on investments	0.25		1.84		(1.61)		(1.06)	(0.30)

Total from investment operations	0.24		1.80		(1.65)		(1.10)	(0.26)

Dividends from net investment income	—		—		—		—	—
Distributions from capital gains	—		—		—		(0.02)	—

Total distributions	—		—		—		(0.02)	—

Redemption fees	0.00	(f)	—		0.02		—	—

Net asset value end of period	$9.03		$8.79		$6.99		$8.62	$9.74

Total return (d)	2.73	%(b)	25.75	%(c)	(18.91	)%(c)	(11.33)%	(2.60	)%(b)
Net assets end of period (in thousands)	$2,200		$1,439		$632		$475	$361
Ratio of expenses to average net assets	2.30	%(a)	2.30%		2.30%		2.30%	2.30	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	3.08	%(a)	3.80%		4.14%		4.63%	13.58	%(a)
Ratio of net investment income (loss) to average net assets	(0.22	)%(a)(h)	(0.51)%		(0.57)%		(0.43)%	0.45	%(a)
Portfolio turnover rate	32%		39%		32%		44%	16%

AXA Enterprise Global Socially Responsive Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,					For the Period 09/29/00 through 12/31/00
			2003		2002		2001
Net asset value beginning of period	$9.10		$7.17		$8.74		$9.76	$10.00

Net investment income (loss) (e)	0.03		(0.04)		0.03		0.05	0.12
Net realized and unrealized gain (loss) on investments	0.29		1.97		(1.62)		(1.05)	(0.36)

Total from investment operations	0.32		1.93		(1.59)		(1.00)	(0.24)

Dividends from net investment income	—		—		—		—	—
Distributions from capital gains	—		—		—		(0.02)	—

Total distributions	—		—		—		(0.02)	—

Redemption fees	0.00	(f)	—		0.02		—	—

Net asset value end of period	$9.42		$9.10		$7.17		$8.74	$9.76

Total return	3.52	%(b)	26.92%		(17.96)%		(10.28)%	(2.40	)%(b)
Net assets end of period (in thousands)	$1,917		$225		$126		$120	$98
Ratio of expenses to average net assets	1.30	%(a)	1.30%		1.30%		1.30%	1.30	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.08	%(a)(h)	2.80%		3.12%		3.63%	12.58	%(a)
Ratio of net investment income (loss) to average net assets	0.78	%(a)(h)	0.50%		0.44%		0.57%	1.59	%(a)
Portfolio turnover rate	32%		39%		32%		44%	16%

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Mergers and Acquisitions Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,		For the Period 02/28/01 through 12/31/2001
			2003	2002
Net asset value beginning of period	$11.05		$9.70	$10.10	$10.00

Net investment income (loss) (e)	(0.03)		(0.06)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.24		1.56	(0.31)	0.21

Total from investment operations	0.21		1.50	(0.33)	0.22

Dividends from net investment income	—		—	—	—
Distributions from capital gains	—		(0.15)	(0.07)	(0.12)

Total distributions	—		(0.15)	(0.07)	(0.12)

Redemption fees	0.00	(f)	—	—	—

Net asset value end of period	$11.26		$11.05	$9.70	$10.10

Total return (c)	1.90	%(b)	15.45%	(3.28)%	2.22	%(b)
Net assets end of period (in thousands)	$120,465		$67,912	$31,022	$23,876
Ratio of expenses to average net assets	1.74	%(a)	1.76%	1.83%	1.90	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.74	%(a)	1.76%	1.83%	2.11	%(a)
Ratio of net investment income (loss) to average net assets	(0.33	)%(a)	(0.57)%	(0.16)%	0.16	%(a)
Portfolio turnover rate	138%		233%	184%	238%

AXA Enterprise Mergers and Acquisitions Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,		For the Period 02/28/01 through 12/31/2001
			2003	2002
Net asset value beginning of period	$10.87		$9.59	$10.05	$10.00

Net investment income (loss) (e)	(0.08)		(0.11)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.24		1.54	(0.32)	0.20

Total from investment operations	0.16		1.43	(0.39)	0.17

Dividends from net investment income	—		—	—	—
Distributions from capital gains	—		(0.15)	(0.07)	(0.12)

Total distributions	—		(0.15)	(0.07)	(0.12)

Redemption fees	0.00	(f)	—	—	—

Net asset value end of period	$11.03		$10.87	$9.59	$10.05

Total return (d)	1.47	%(b)	14.90%	(3.89)%	1.72	%(b)
Net assets end of period (in thousands)	$45,335		$35,564	$23,554	$21,195
Ratio of expenses to average net assets	2.29	%(a)(h)	2.31%	2.38%	2.45	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.29	%(a)(h)	2.31%	2.38%	2.66	%(a)
Ratio of net investment income (loss) to average net assets	(0.88	)%(a)(h)	(1.12)%	(0.71)%	(0.37	)%(a)
Portfolio turnover rate	138%		233%	184%	238%

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Mergers and Acquisitions Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,				For the Period 02/28/01 through 12/31/2001
			2003		2002
Net asset value beginning of period	$10.87		$9.60		$10.05		$10.00

Net investment income (loss) (e)	(0.08)		(0.11)		(0.07)		(0.03)
Net realized and unrealized gain (loss) on investments	0.24		1.53		(0.31)		0.20

Total from investment operations	0.16		1.42		(0.38)		0.17

Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		(0.15)		(0.07)		(0.12)

Total distributions	—		(0.15)		(0.07)		(0.12)

Redemption fees	0.00	(f)	—		—		—

Net asset value end of period	$11.03		$10.87		$9.60		$10.05

Total return (d)	1.47	%(b)	14.78	%(c)	(3.79	)%(c)	1.72	%(b)
Net assets end of period (in thousands)	$71,454		$42,882		$18,229		$11,543
Ratio of expenses to average net assets	2.29	%(a)(h)	2.31%		2.39%		2.45	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	2.29	%(a)(h)	2.31%		2.39%		2.66	%(a)
Ratio of net investment income (loss) to average net assets	(0.88	)%(a)(h)	(1.12)%		(0.72)%		(0.37	)%(a)
Portfolio turnover rate	138%		233%		184%		238%

AXA Enterprise Mergers and Acquisitions Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,				For the Period 02/28/01 through 12/31/2001
			2003		2002
Net asset value beginning of period	$11.19		$9.77		$10.13		$10.00

Net investment income (loss) (e)	0.01		(0.01)		0.03		0.06
Net realized and unrealized gain (loss) on investments	0.25		1.58		(0.32)		0.19

Total from investment operations	0.26		1.57		(0.29)		0.25

Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		(0.15)		(0.07)		(0.12)

Total distributions	—		(0.15)		(0.07)		(0.12)

Redemption fees	0.00	(f)	—		—		—

Net asset value end of period	$11.45		$11.19		$9.77		$10.13

Total return	2.32	%(b)	16.06%		(2.87)%		2.52	%(b)
Net assets end of period (in thousands)	$12,001		$4,885		$1,014		$724
Ratio of expenses to average net assets	1.29	%(a)(h)	1.31%		1.38%		1.45	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.29	%(a)(h)	1.31%		1.38%		1.66	%(a)
Ratio of net investment income (loss) to average net assets	0.12	%(a)(h)	(0.11)%		0.30%		0.68	%(a)
Portfolio turnover rate	138%		233%		184%		238%

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Government Securities Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$12.67		$12.88	$12.38	$12.11	$11.57	$12.15

Net investment income (loss) (e)	0.37		0.49	0.59	0.66	0.65	0.65
Net realized and unrealized gain (loss) on investments	0.06		(0.22)	0.48	0.24	0.54	(0.58)

Total from investment operations	0.43		0.27	1.07	0.90	1.19	0.07

Dividends from net investment income	(0.37)		(0.45)	(0.58)	(0.64)	(0.65)	(0.65)
Distributions from capital gains	—		(0.03)	—	—	—	—

Total distributions	(0.37)		(0.48)	(0.58)	(0.64)	(0.65)	(0.65)

Redemption fees	0.00	(f)	0.00 (f)	0.01	0.01	—	—

Net asset value end of period	$12.73		$12.67	$12.88	$12.38	$12.11	$11.57

Total return (c)	3.49	%(b)	2.13%	8.96%	7.67%	10.69%	0.58%
Net assets end of period (in thousands)	$113,032		$110,070	$125,270	$94,130	$80,994	$73,706
Ratio of expenses to average net assets	1.25	%(a)	1.25%	1.27%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets (Excluding reimbursement)	1.52	%(a)	1.49%	1.47%	1.37%	1.36%	1.39%
Ratio of net investment income (loss) to average net assets	3.52	%(a)	3.82%	4.70%	5.32%	5.58%	5.46%
Portfolio turnover rate	8%		50%	11%	15%	7%	11%

AXA Enterprise Government Securities Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$12.65		$12.86	$12.37	$12.11	$11.57	$12.14

Net investment income (loss) (e)	0.31		0.42	0.52	0.59	0.59	0.58
Net realized and unrealized gain (loss) on investments	0.07		(0.22)	0.48	0.24	0.54	(0.57)

Total from investment operations	0.38		0.20	1.00	0.83	1.13	0.01

Dividends from net investment income	(0.32)		(0.38)	(0.51)	(0.57)	(0.59)	(0.58)
Distributions from capital gains	—		(0.03)	—	—	—	—

Total distributions	(0.32)		(0.41)	(0.51)	(0.57)	(0.59)	(0.58)

Redemption fees	0.00	(f)	0.00 (f)	0.00 (f)	—	—	—

Net asset value end of period	$12.71		$12.65	$12.86	$12.37	$12.11	$11.57

Total return (d)	3.02	%(b)	1.57%	8.29%	7.00%	10.09%	0.12%
Net assets end of period (in thousands)	$75,214		$88,538	$104,677	$66,898	$41,344	$36,876
Ratio of expenses to average net assets	1.80	%(a)	1.80%	1.82%	1.85%	1.85%	1.85%
Ratio of expenses to average net assets (Excluding reimbursement)	2.07	%(a)	2.04%	2.03%	1.92%	1.91%	1.95%
Ratio of net investment income (loss) to average net assets	2.97	%(a)(h)	3.25%	4.13%	4.75%	5.06%	4.92%
Portfolio turnover rate	8%		50%	11%	15%	7%	11%

AXA ENTERPRISE GOVERNMENT SECURITIES FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Government Securities Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$12.65		$12.86		$12.37		$12.11	$11.57	$12.14

Net investment income (loss) (e)	0.31		0.42		0.52		0.59	0.59	0.58
Net realized and unrealized gain (loss) on investments	0.07		(0.22)		0.48		0.24	0.54	(0.57)

Total from investment operations	0.38		0.20		1.00		0.83	1.13	0.01

Dividends from net investment income	(0.32)		(0.38)		(0.51)		(0.57)	(0.59)	(0.58)
Distributions from capital gains	—		(0.03)		—		—	—	—

Total distributions	(0.32)		(0.41)		(0.51)		(0.57)	(0.59)	(0.58)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$12.71		$12.65		$12.86		$12.37	$12.11	$11.57

Total return (d)	3.02	%(b)	1.57	%(c)	8.28	%(c)	6.99%	10.08%	0.12%
Net assets end of period (in thousands)	$20,321		$23,930		$27,942		$16,798	$8,692	$5,516
Ratio of expenses to average net assets	1.80	%(a)	1.80%		1.82%		1.85%	1.85%	1.85%
Ratio of expenses to average net assets (Excluding reimbursement)	2.07	%(a)	2.04%		2.03%		1.92%	1.90%	1.95%
Ratio of net investment income (loss) to average net assets	2.97	%(a)(h)	3.26%		4.12%		4.72%	5.02%	4.92%
Portfolio turnover rate	8%		50%		11%		15%	7%	11%

AXA Enterprise Government Securities Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$12.65		$12.86		$12.37		$12.11	$11.56	$12.14

Net investment income (loss) (e)	0.42		0.56		0.65		0.72	0.71	0.70
Net realized and unrealized gain (loss) on investments	0.07		(0.23)		0.48		0.24	0.55	(0.58)

Total from investment operations	0.49		0.33		1.13		0.96	1.26	0.12

Dividends from net investment income	(0.42)		(0.51)		(0.64)		(0.70)	(0.71)	(0.70)
Distributions from capital gains	—		(0.03)		—		—	—	—

Total distributions	(0.42)		(0.54)		(0.64)		(0.70)	(0.71)	(0.70)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$12.72		$12.65		$12.86		$12.37	$12.11	$11.56

Total return	3.95	%(b)	2.59%		9.37%		8.07%	11.28%	1.04%
Net assets end of period (in thousands)	$22,222		$18,720		$10,242		$7,669	$7,171	$6,212
Ratio of expenses to average net assets	0.80	%(a)	0.80%		0.82%		0.85%	0.85%	0.85%
Ratio of expenses to average net assets (Excluding reimbursement)	1.07	%(a)	1.05%		1.03%		0.92%	0.91%	0.94%
Ratio of net investment income (loss) to average net assets	3.97	%(a)(h)	4.37%		5.18%		5.78%	6.06%	5.92%
Portfolio turnover rate	8%		50%		11%		15%	7%	11%

AXA ENTERPRISE HIGH-YIELD BOND FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise High-Yield Bond Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$9.80		$8.76	$9.48	$9.74	$10.99	$11.53

Net investment income (loss) (e)	0.52		0.65	0.69	0.81	0.94	0.94
Net realized and unrealized gain (loss) on investments	0.17		1.04	(0.73)	(0.26)	(1.25)	(0.53)

Total from investment operations	0.69		1.69	(0.04)	0.55	(0.31)	0.41

Dividends from net investment income	(0.52)		(0.65)	(0.69)	(0.81)	(0.94)	(0.94)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total distributions	(0.52)		(0.65)	(0.69)	(0.81)	(0.94)	(0.95)

Redemption fees	0.00	(f)	0.00 (f)	0.01	—	—	—

Net asset value end of period	$9.97		$9.80	$8.76	$9.48	$9.74	$10.99

Total return (c)	7.28	%(b)	19.90%	(0.18)%	5.73%	(2.96)%	3.64%
Net assets end of period (in thousands)	$108,142		$123,603	$96,790	$63,928	$54,612	$64,038
Ratio of expenses to average net assets	1.30	%(a)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets (Excluding reimbursement)	1.38	%(a)	1.39%	1.47%	1.45%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets	6.39	%(a)	6.92%	7.69%	8.27%	9.01%	8.30%
Portfolio turnover rate	58%		55%	66%	75%	61%	84%

AXA Enterprise High-Yield Bond Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$9.79		$8.75	$9.48	$9.74	$10.99	$11.52

Net investment income (loss) (e)	0.47		0.60	0.64	0.76	0.88	0.88
Net realized and unrealized gain (loss) on investments	0.17		1.04	(0.73)	(0.26)	(1.25)	(0.52)

Total from investment operations	0.64		1.64	(0.09)	0.50	(0.37)	0.36

Dividends from net investment income	(0.47)		(0.60)	(0.64)	(0.76)	(0.88)	(0.88)
Distributions from capital gains	—		—	—	—	—	(0.01)

Total distributions	(0.47)		(0.60)	(0.64)	(0.76)	(0.88)	(0.89)

Redemption fees	0.00	(f)	0.00 (f)	—	—	—	—

Net asset value end of period	$9.96		$9.79	$8.75	$9.48	$9.74	$10.99

Total return (d)	6.79	%(b)	19.26%	(0.83)%	5.15%	(3.49)%	3.18%
Net assets end of period (in thousands)	$71,373		$78,059	$54,214	$47,564	$32,631	$36,673
Ratio of expenses to average net assets	1.85	%(a)	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of expenses to average net assets (Excluding reimbursement)	1.93	%(a)	1.94%	2.02%	2.00%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	5.84	%(a)	6.37%	7.15%	7.71%	8.47%	7.75%
Portfolio turnover rate	58%		55%	66%	75%	61%	84%

AXA ENTERPRISE HIGH-YIELD BOND FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise High-Yield Bond Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$9.79		$8.75		$9.48		$9.74	$10.99	$11.53

Net investment income (loss) (e)	0.47		0.60		0.64		0.76	0.88	0.88
Net realized and unrealized gain (loss) on investments	0.17		1.04		(0.73)		(0.26)	(1.25)	(0.53)

Total from investment operations	0.64		1.64		(0.09)		0.50	(0.37)	0.35

Dividends from net investment income	(0.47)		(0.60)		(0.64)		(0.76)	(0.88)	(0.88)
Distributions from capital gains	—		—		—		—	—	(0.01)

Total distributions	(0.47)		(0.60)		(0.64)		(0.76)	(0.88)	(0.89)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$9.96		$9.79		$8.75		$9.48	$9.74	$10.99

Total return (d)	6.79	%(b)	19.25	%(c)	(0.84	)%(c)	5.15%	(3.49)%	3.09%
Net assets end of period (in thousands)	$45,239		$56,936		$29,060		$13,902	$7,035	$6,841
Ratio of expenses to average net assets	1.85	%(a)	1.85%		1.85%		1.85%	1.85%	1.85%
Ratio of expenses to average net assets (Excluding reimbursement)	1.93	%(a)	1.94%		2.02%		1.99%	1.96%	1.96%
Ratio of net investment income (loss) to average net assets	5.84	%(a)(h)	6.29%		7.12%		7.64%	8.47%	7.73%
Portfolio Turnover Rate	58%		55%		66%		75%	61%	84%

AXA Enterprise High-Yield Bond Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$9.81		$8.77		$9.49		$9.74	$10.99	$11.51

Net investment income (loss) (e)	0.55		0.68		0.73		0.86	0.99	0.99
Net realized and unrealized gain (loss) on investments	0.17		1.05		(0.72)		(0.25)	(1.25)	(0.51)

Total from investment operations	0.72		1.73		0.01		0.61	(0.26)	0.48

Dividends from net investment income	(0.55)		(0.69)		(0.73)		(0.86)	(0.99)	(0.99)
Distributions from capital gains	—		—		—		—	—	(0.01)

Total distributions	(0.55)		(0.69)		(0.73)		(0.86)	(0.99)	(1.00)

Redemption fees	0.00	(f)	0.00	(f)	—		—	—	—

Net asset value end of period	$9.98		$9.81		$8.77		$9.49	$9.74	$10.99

Total return	7.67	%(b)	20.41%		0.29%		6.32%	(2.52)%	4.30%
Net assets end of period (in thousands)	$30,572		$26,677		$5,555		$4,189	$808	$1,179
Ratio of expenses to average net assets	0.85	%(a)	0.85%		0.85%		0.85%	0.85%	0.85%
Ratio of expenses to average net assets (Excluding reimbursement)	0.93	%(a)	0.94%		1.02%		1.00%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets	6.84	%(a)(h)	7.15%		8.17%		8.72%	9.48%	8.73%
Portfolio turnover rate	58%		55%		66%		75%	61%	84%

AXA ENTERPRISE SHORT DURATION BOND FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Short Duration Bond Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31, 2003	For the Period 11/29/02 through 12/31/02
Net asset value beginning of period	$10.07		$10.02	$10.00

Net investment income (loss) (e)	0.20		0.24	0.01
Net realized and unrealized gain (loss) on investments	(0.06)		0.05	0.02

Total from investment operations	0.14		0.29	0.03

Dividends from net investment income	(0.21)		(0.24)	(0.01)
Distributions from capital gains	—		—	—

Total distributions	(0.21)		(0.24)	(0.01)

Redemption fees	0.00	(f)	—	—

Net asset value end of period	$10.00		$10.07	$10.02

Total return (c)	1.53	%(b)	2.96%	0.34	%(b)
Net assets end of period (in thousands)	$13,747		$11,479	$2,155
Ratio of expenses to average net assets	0.90	%(a)	0.90%	0.25	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.21	%(a)	1.39%	8.04	%(a)
Ratio of net investment income (loss) to average net assets	2.43	%(a)	2.33%	1.40	%(a)
Portfolio turnover rate	23%		18%	0%

AXA Enterprise Short Duration Bond Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31, 2003	For the Period 11/29/02 through 12/31/02
Net asset value beginning of period	$10.05		$10.01	$10.00

Net investment income (loss) (e)	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		0.06	0.01

Total from investment operations	0.07		0.22	0.02

Dividends from net investment income	(0.14)		(0.18)	(0.01)
Distributions from capital gains	—		—	—

Total distributions	(0.14)		(0.18)	(0.01)

Redemption fees	0.00	(f)	—	—

Net asset value end of period	$9.98		$10.05	$10.01

Total return (d)	0.91	%(b)	2.22%	0.23	%(b)
Net assets end of period (in thousands)	$8,940		$9,290	$2,268
Ratio of expenses to average net assets	1.65	%(a)	1.65%	1.00	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.96	%(a)	2.15%	8.71	%(a)
Ratio of net investment income (loss) to average net assets	1.68	%(a)(h)	1.58%	0.61	%(a)
Portfolio turnover rate	23%		18%	0%

AXA ENTERPRISE SHORT DURATION BOND FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Short Duration Bond Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31, 2003	For the Period 11/29/02 through 12/31/02
Net asset value beginning of period	$10.05		$10.01	$10.00

Net investment income (loss) (e)	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		0.06	0.01

Total from investment operations	0.07		0.22	0.02

Dividends from net investment income	(0.14)		(0.18)	(0.01)
Distributions from capital gains	—		—	—

Total distributions	(0.14)		(0.18)	(0.01)

Redemption fees	0.00	(f)	—	—

Net asset value end of period	$9.98		$10.05	$10.01

Total return (d)	0.90	%(b)	2.21%	0.24	%(b)
Net assets end of period (in thousands)	$6,692		$5,429	$2,110
Ratio of expenses to average net assets	1.65	%(a)	1.65%	1.00	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	1.96	%(a)(h)	2.17%	8.63	%(a)
Ratio of net investment income (loss) to average net assets	1.68	%(a)	1.55%	0.63	%(a)
Portfolio turnover rate	23%		18%	0%

AXA Enterprise Short Duration Bond Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31, 2003	For the Period 11/29/02 through 12/31/02
Net asset value beginning of period	$10.08		$10.02	$10.00

Net investment income (loss) (e)	0.23		0.26	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		0.07	0.02

Total from investment operations	0.16		0.33	0.03

Dividends from net investment income	(0.23)		(0.27)	(0.01)
Distributions from capital gains	—		—	—

Total distributions	(0.23)		(0.27)	(0.01)

Redemption fees	0.00	(f)	—	—

Net asset value end of period	$10.01		$10.08	$10.02

Total return	1.75	%(b)	3.28%	0.34	%(b)
Net assets end of period (in thousands)	$1,425		$1,213	$1,102
Ratio of expenses to average net assets	0.65	%(a)	0.65%	0.00	%(a)
Ratio of expenses to average net assets (Excluding reimbursement)	0.96	%(a)	1.25%	7.69	%(a)
Ratio of net investment income (loss) to average net assets	2.68	%(a)(h)	2.55%	1.57	%(a)
Portfolio turnover rate	23%		18%	0%

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Tax-Exempt Income Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$14.19		$14.16	$13.49	$13.60	$12.82	$13.84

Net investment income (loss) (e)	0.40		0.48	0.51	0.53	0.55	0.54
Net realized and unrealized gain (loss) on investments	0.03		0.14	0.70	(0.11)	0.78	(0.92)

Total from investment operations	0.43		0.62	1.21	0.42	1.33	(0.38)

Dividends from net investment income	(0.40)		(0.48)	(0.51)	(0.53)	(0.55)	(0.54)
Distributions from capital gains	(0.03)		(0.11)	(0.03)	—	—	(0.10)

Total distributions	(0.43)		(0.59)	(0.54)	(0.53)	(0.55)	(0.64)

Redemption fees	0.00	(f)	—	—	—	—	—

Net asset value end of period	$14.19		$14.19	$14.16	$13.49	$13.60	$12.82

Total return (c)	3.06	%(b)	4.43%	9.09%	3.09%	10.65%	(2.76)%
Net assets end of period (in thousands)	$22,034		$22,753	$24,296	$21,992	$22,240	$21,703
Ratio of expenses to average net assets	1.10	%(a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (Excluding reimbursement and expense offset arrangements)	1.32	%(a)	1.33%	1.34%	1.33%	1.36%	1.44%
Ratio of net investment income (loss) to average net assets	3.39	%(a)	3.36%	3.66%	3.86%	4.23%	4.05%
Portfolio turnover rate	14%		15%	20%	34%	41%	110%

AXA Enterprise Tax-Exempt Income Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Net asset value beginning of period	$14.19		$14.17	$13.50	$13.60	$12.82	$13.84

Net investment income (loss) (e)	0.33		0.40	0.43	0.45	0.48	0.47
Net realized and unrealized gain (loss) on investments	0.03		0.13	0.70	(0.10)	0.78	(0.92)

Total from investment operations	0.36		0.53	1.13	0.35	1.26	(0.45)

Dividends from net investment income	(0.33)		(0.40)	(0.43)	(0.45)	(0.48)	(0.47)
Distributions from capital gains	(0.03)		(0.11)	(0.03)	—	—	(0.10)

Total distributions	(0.36)		(0.51)	(0.46)	(0.45)	(0.48)	(0.57)

Redemption fees	0.00	(f)	—	—	—	—	—

Net asset value end of period	$14.19		$14.19	$14.17	$13.50	$13.60	$12.82

Total return (d)	2.59	%(b)	3.78%	8.49%	2.60%	10.05%	(3.29)%
Net assets end of period (in thousands)	$6,712		$7,915	$8,760	$6,939	$6,650	$5,640
Ratio of expenses to average net assets	1.65	%(a)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets (Excluding reimbursement and expense offset arrangements)	1.87	%(a)	1.88%	1.90%	1.87%	1.91%	1.99%
Ratio of net investment income (loss) to average net assets	2.84	%(a)	2.80%	3.11%	3.29%	3.68%	3.51%
Portfolio turnover rate	14%		15%	20%	34%	41%	110%

AXA ENTERPRISE TAX-EXEMPT INCOME FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Tax-Exempt Income Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$14.19		$14.16		$13.49		$13.60	$12.82	$13.84

Net investment income (loss) (e)	0.33		0.40		0.43		0.45	0.48	0.47
Net realized and unrealized gain (loss) on investments	0.03		0.14		0.70		(0.11)	0.78	(0.92)

Total from investment operations	0.36		0.54		1.13		0.34	1.26	(0.45)

Dividends from net investment income	(0.33)		(0.40)		(0.43)		(0.45)	(0.48)	(0.47)
Distributions from capital gains	(0.03)		(0.11)		(0.03)		—	—	(0.10)

Total distributions	(0.36)		(0.51)		(0.46)		(0.45)	(0.48)	(0.57)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$14.19		$14.19		$14.16		$13.49	$13.60	$12.82

Total return (d)	2.59	%(b)	3.88	%(c)	8.49	%(c)	2.52%	9.96%	(3.23)%
Net assets end of period (in thousands)	$3,419		$3,393		$3,767		$1,821	$1,577	$1,706
Ratio of expenses to average net assets	1.65	%(a)	1.65%		1.65%		1.65%	1.65%	1.65%
Ratio of expenses to average net assets (Excluding reimbursement and expense offset arrangements)	1.87	%(a)	1.88%		1.90%		1.87%	1.91%	1.97%
Ratio of net investment income (loss) to average net assets	2.84	%(a)	2.82%		3.07%		3.28%	3.68%	3.54%
Portfolio turnover rate	14%		15%		20%		34%	41%	110%

AXA Enterprise Tax-Exempt Income Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002		2001	2000	1999
Net asset value beginning of period	$14.19		$14.17		$13.49		$13.60	$12.82	$13.84

Net investment income (loss) (e)	0.45		0.54		0.57		0.59	0.61	0.61
Net realized and unrealized gain (loss) on investments	0.03		0.13		0.71		(0.11)	0.78	(0.92)

Total from investment operations	0.48		0.67		1.28		0.48	1.39	(0.31)

Dividends from net investment income	(0.45)		(0.54)		(0.57)		(0.59)	(0.61)	(0.61)
Distributions from capital gains	(0.03)		(0.11)		(0.03)		—	—	(0.10)

Total distributions	(0.48)		(0.65)		(0.60)		(0.59)	(0.61)	(0.71)

Redemption fees	0.00	(f)	—		—		—	—	—

Net asset value end of period	$14.19		$14.19		$14.17		$13.49	$13.60	$12.82

Total return	3.45	%(b)	4.83%		9.66%		3.56%	11.15%	(2.32)%
Net assets end of period (in thousands)	$103		$102		$102		$78	$49	$61
Ratio of expenses to average net assets	0.65	%(a)	0.65%		0.65%		0.65%	0.65%	0.65%
Ratio of expenses to average net assets (Excluding reimbursement and expense offset arrangements)	0.87	%(a)	0.88%		0.90%		0.88%	0.91%	0.99%
Ratio of net investment income (loss) to average net assets	3.84	%(a)	3.82%		4.11%		4.31%	4.68%	4.51%
Portfolio turnover rate	14%		15%		20%		34%	41%	110%

AXA ENTERPRISE MONEY MARKET FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Money Market Fund (Class A)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002	2001	2000	1999
Net asset value beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income (loss) (e)	0.01		0.01		0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(f)	—	—	—	—

Total from investment operations	0.01		0.01		0.01	0.04	0.06	0.05

Dividends from net investment income	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Payment by affiliate	—		(0.00	)(f)	—	—	—	—

Net asset value end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.53	%(b)	0.68	%(g)	1.34%	3.71%	6.05%	4.80%
Net assets end of period (in thousands)	$335,344		$357,586		$264,161	$251,503	$272,225	$204,403
Ratio of expenses to average net assets	0.69	%(a)	0.65%		0.68%	0.62%	0.56%	0.59%
Ratio of net investment income (loss) to average net assets	0.63	%(a)	0.67%		1.32%	3.65%	5.91%	4.74%

AXA Enterprise Money Market Fund (Class B)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002	2001	2000	1999
Net asset value beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income (loss) (e)	0.01		0.01		0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(f)	—	—	—	—

Total from investment operations	0.01		0.01		0.01	0.04	0.06	0.05

Dividends from net investment income	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Payment by affiliate	—		(0.00	)(f)	—	—	—	—

Net asset value end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return (d)	0.53	%(b)	0.68	%(g)	1.34%	3.71%	6.05%	4.80%
Net assets end of period (in thousands)	$38,670		$46,452		$56,323	$44,045	$28,096	$32,863
Ratio of expenses to average net assets	0.69	%(a)	0.65%		0.68%	0.62%	0.56%	0.60%
Ratio of net investment income (loss) to average net assets	0.63	%(a)	0.67%		1.32%	3.65%	5.91%	4.86%

AXA ENTERPRISE MONEY MARKET FUND (cont’d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

AXA Enterprise Money Market Fund (Class C)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002	2001	2000	1999
Net asset value beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income (loss) (e)	0.01		0.01		0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(f)	—	—	—	—

Total from Investment operations	0.01		0.01		0.01	0.04	0.06	0.05

Dividends from net investment income	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Payment by affiliate	—		0.00	(f)	—	—	—	—

Net asset value end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return (d)	0.53	%(b)	0.68	%(g)	1.34%	3.71%	6.05%	4.80%
Net assets end of period (in thousands)	$11,301		$10,735		$12,775	$10,632	$8,709	$7,296
Ratio of expenses to average net assets	0.69	%(a)	0.65%		0.68%	0.62%	0.56%	0.59%
Ratio of net investment income (loss) to average net assets	0.63	%(a)	0.67%		1.32%	3.65%	5.91%	4.76%

AXA Enterprise Money Market Fund (Class Y)	Ten Months Ended October 31, 2004		Year Ended December 31,
			2003		2002	2001	2000	1999
Net asset value beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income (loss) (e)	0.01		0.01		0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	—		(0.00	)(f)	—	—	—	—

Total from investment operations	0.01		0.01		0.01	0.04	0.06	0.05

Dividends from net investment income	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)		(0.01)		(0.01)	(0.04)	(0.06)	(0.05)

Payment by affiliate	—		0.00	(f)	—	—	—	—

Net asset value end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.53	%(b)	0.68	%(g)	1.34%	3.71%	6.05%	4.80%
Net assets end of period (in thousands)	$7,569		$4,939		$4,298	$3,160	$2,666	$3,477
Ratio of expenses to average net assets	0.69	%(a)	0.65%		0.68%	0.62%	0.56%	0.59%
Ratio of net investment income (loss) to average net assets	0.63	%(a)	0.67%		1.32%	3.65%	5.91%	4.72%

(a)	Annualized.
(b)	Not annualized.
(c)	Total return does not include one time front-end sales charge.
(d)	Total return does not include contingent deferred sales charge.
(e)	Based on average shares outstanding.
(f)	Less than $0.01 per share.
(g)	In 2003, approximately 0.21% of the Fund’s total return consisted of a voluntary reimbursement by the adviser for a realized investment loss.
(h)	Reflects overall fund ratios adjusted for class specific expenses.

If you would like more information about the funds, the following documents are available free upon request and on the funds’ website at www.axaenterprise.com.

Annual and Semi-Annual Reports — Includes more information about the funds’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the funds’ performance during the most recent fiscal year or period.

Statement of Additional Information (SAI) — Provides more detailed information about the funds, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings — A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available (i) in the funds’ SAI and (ii) on the funds’ website.

To order a free copy of a fund’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the funds at:

AXA Enterprise Funds Trust

Atlanta Financial Center

3343 Peachtree Road, N.E.

Suite 450

Atlanta, Georgia 30326

Telephone: 1-800-432-4320

Internet: www.axaenterprise.com

Your financial professional or AXA Enterprise Funds Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the funds (including the SAI) can be reviewed and copied at the

SEC’s Public Reference Room in Washington, D.C. Information on the operation of the

Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC’s

Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the

SEC’s Public Reference Section,

Washington, D.C. 20549-0102.

AXA Enterprise Funds Trust

AXA Enterprise Capital Appreciation Fund	AXA Enterprise High-Yield Bond Fund
AXA Enterprise Deep Value Fund	AXA Enterprise International Growth Fund
AXA Enterprise Equity Fund	AXA Enterprise Mergers and Acquisitions Fund
AXA Enterprise Equity Income Fund	AXA Enterprise Money Market Fund
AXA Enterprise Global Financial Services Fund	AXA Enterprise Short Duration Bond Fund
AXA Enterprise Global Socially Responsive Fund	AXA Enterprise Small Company Growth Fund
AXA Enterprise Government Securities Fund	AXA Enterprise Small Company Value Fund
AXA Enterprise Growth Fund	AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Growth and Income Fund

(Investment Company Act File No. 811-21695)

©2005 AXA Enterprise Funds